AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 83.8%
Affiliated Mutual Funds — 36.2%
Domestic Equity — 6.5%
AST ClearBridge Dividend Growth Portfolio*	153,513	$5,081,290
AST Large-Cap Growth Portfolio*	1,555,751	128,458,331
AST Large-Cap Value Portfolio*	1,034,133	53,278,553
AST Small-Cap Growth Portfolio*	314,260	24,270,304
AST Small-Cap Value Portfolio*	626,093	24,693,108
		235,781,586
Fixed Income — 29.5%
AST High Yield Portfolio*	1,177,543	14,495,555
AST PGIM Fixed Income Central Portfolio*	98,563,110	1,055,610,906
		1,070,106,461
International Equity — 0.2%
AST Emerging Markets Equity Portfolio*	574,444	5,388,286

Total Affiliated Mutual Funds (cost $1,216,462,954)(wa)		1,311,276,333
Common Stocks — 22.1%
Aerospace & Defense — 0.4%
Airbus SE (France)	4,548	837,873
Airbus SE (France), ADR	2,255	104,091
Axon Enterprise, Inc.*	220	68,834
BAE Systems PLC (United Kingdom)	35,207	600,118
Boeing Co. (The)*	8,342	1,609,923
Curtiss-Wright Corp.	4,000	1,023,760
General Dynamics Corp.	3,631	1,025,721
Howmet Aerospace, Inc.	25,077	1,716,019
Huntington Ingalls Industries, Inc.	120	34,976
Kongsberg Gruppen ASA (Norway)	4,548	314,030
L3Harris Technologies, Inc.	2,970	632,907
Lockheed Martin Corp.	665	302,489
Melrose Industries PLC (United Kingdom)	15,367	130,480
MTU Aero Engines AG (Germany)	1,303	330,475
Northrop Grumman Corp.	5,753	2,753,731
Rheinmetall AG (Germany)	732	411,692
Rolls-Royce Holdings PLC (United Kingdom)*	172,982	930,706
RTX Corp.	11,201	1,092,433
Saab AB (Sweden) (Class B Stock)	2,376	211,352
Safran SA (France)	6,119	1,385,780
Singapore Technologies Engineering Ltd. (Singapore)	17,900	53,294
Textron, Inc.	590	56,599
Thales SA (France)	967	164,855
TransDigm Group, Inc.	167	205,677
Woodward, Inc.	800	123,296
		16,121,111
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	390	29,695
Deutsche Post AG (Germany)	6,983	300,949
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.(a)	430	$52,275
FedEx Corp.	6,190	1,793,490
Nippon Express Holdings, Inc. (Japan)	1,000	51,045
Sankyu, Inc. (Japan)	3,500	120,463
United Parcel Service, Inc. (Class B Stock)	6,424	954,799
Yamato Holdings Co. Ltd. (Japan)	3,100	44,617
		3,347,333
Automobile Components — 0.1%
Aptiv PLC*	7,252	577,622
BorgWarner, Inc.(a)	710	24,665
Cie Generale des Etablissements Michelin SCA (France)	20,511	786,051
Denso Corp. (Japan)	21,500	411,761
Koito Manufacturing Co. Ltd. (Japan)	8,600	115,925
Sumitomo Electric Industries Ltd. (Japan)	8,900	137,908
		2,053,932
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	4,594	530,050
BYD Co. Ltd. (China) (Class H Stock)	12,465	319,167
Ferrari NV (Italy)	3,084	1,344,734
Ford Motor Co.	111,580	1,481,782
General Motors Co.	25,490	1,155,972
Honda Motor Co. Ltd. (Japan)	20,900	258,610
Kia Corp. (South Korea)	798	66,321
Mahindra & Mahindra Ltd. (India)	14,089	325,475
Mazda Motor Corp. (Japan)	21,100	244,541
Mercedes-Benz Group AG (Germany)	7,083	564,068
Nissan Motor Co. Ltd. (Japan)	10,400	41,210
Stellantis NV	30,966	879,715
Subaru Corp. (Japan)	17,500	396,337
Tesla, Inc.*	23,748	4,174,661
Toyota Motor Corp. (Japan)	81,400	2,057,383
Volkswagen AG (Germany)	325	49,646
Volvo Car AB (Sweden) (Class B Stock)*	66,385	251,333
		14,141,005
Banks — 1.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	29,960	512,683
AIB Group PLC (Ireland)	15,050	76,400
ANZ Group Holdings Ltd. (Australia)	26,188	501,922
Banca Monte dei Paschi di Siena SpA (Italy)*	13,747	62,347
Banco Bilbao Vizcaya Argentaria SA (Spain)	74,797	890,720
Banco Santander SA (Spain)	164,330	802,659
Bangkok Bank PCL (Thailand)	25,900	98,746
Bank Central Asia Tbk PT (Indonesia)	637,766	405,580
Bank Mandiri Persero Tbk PT (Indonesia)	436,683	198,688
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank of America Corp.	129,766	$4,920,727
Bank of China Ltd. (China) (Class H Stock)	154,000	63,142
Bank of Ireland Group PLC (Ireland)	8,432	86,049
Barclays PLC (United Kingdom)	168,334	390,139
BNP Paribas SA (France)	8,248	587,216
BOC Hong Kong Holdings Ltd. (China)	78,000	209,141
CaixaBank SA (Spain)	46,767	226,941
China Construction Bank Corp. (China) (Class H Stock)	303,000	182,852
Citigroup, Inc.	21,262	1,344,609
Citizens Financial Group, Inc.	26,410	958,419
Comerica, Inc.	450	24,746
Commonwealth Bank of Australia (Australia)	11,904	933,743
Credicorp Ltd. (Peru)	1,047	177,393
Credit Agricole SA (France)	20,203	301,387
Danske Bank A/S (Denmark)	15,951	478,792
DBS Group Holdings Ltd. (Singapore)	19,800	528,419
DNB Bank ASA (Norway)	8,341	165,799
East West Bancorp, Inc.	3,467	274,274
Emirates NBD Bank PJSC (United Arab Emirates)	13,070	61,586
Erste Group Bank AG (Austria)	10,618	473,220
Fifth Third Bancorp	2,050	76,280
Hana Financial Group, Inc. (South Korea)	1,281	56,079
Hang Seng Bank Ltd. (Hong Kong)	5,600	61,386
HSBC Holdings PLC (United Kingdom)	154,405	1,206,957
Huntington Bancshares, Inc.	4,380	61,101
IndusInd Bank Ltd. (India)	3,326	62,181
ING Groep NV (Netherlands)	24,639	405,639
Intesa Sanpaolo SpA (Italy)	226,732	823,159
JPMorgan Chase & Co.	36,114	7,233,634
KB Financial Group, Inc. (South Korea)	3,135	163,827
KeyCorp	2,830	44,742
Lloyds Banking Group PLC (United Kingdom)	379,795	248,385
M&T Bank Corp.	498	72,429
Mitsubishi UFJ Financial Group, Inc. (Japan)	109,600	1,115,082
Mizuho Financial Group, Inc. (Japan)	5,300	104,809
National Australia Bank Ltd. (Australia)	37,174	841,697
National Bank of Greece SA (Greece)*	13,312	104,130
NatWest Group PLC (United Kingdom)	69,365	232,327
Nedbank Group Ltd. (South Africa)	7,773	93,778
Nordea Bank Abp (Finland)	39,773	449,621
NU Holdings Ltd. (Brazil) (Class A Stock)*	53,918	643,242
OTP Bank Nyrt (Hungary)	1,176	54,134
Oversea-Chinese Banking Corp. Ltd. (Singapore)	43,100	430,650
Pinnacle Financial Partners, Inc.(a)	1,320	113,362
PNC Financial Services Group, Inc. (The)	10,632	1,718,131
Popular, Inc. (Puerto Rico)	6,300	554,967
Regions Financial Corp.	2,810	59,122
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Sberbank of Russia PJSC (Russia)^	61,896	$—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	23,706	321,158
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,400	257,280
Svenska Handelsbanken AB (Sweden) (Class A Stock)	13,694	138,446
Swedbank AB (Sweden) (Class A Stock)	11,618	230,591
Truist Financial Corp.	45,948	1,791,053
U.S. Bancorp	32,962	1,473,401
UniCredit SpA (Italy)	30,200	1,146,975
United Overseas Bank Ltd. (Singapore)	14,700	319,579
Wells Fargo & Co.	88,544	5,132,010
Westpac Banking Corp. (Australia)	35,445	602,854
		44,382,537
Beverages — 0.3%
Ambev SA (Brazil)	34,300	85,623
Anheuser-Busch InBev SA/NV (Belgium)	3,553	216,285
Asahi Group Holdings Ltd. (Japan)	4,700	172,583
Brown-Forman Corp. (Class B Stock)(a)	550	28,391
Carlsberg A/S (Denmark) (Class B Stock)	1,656	226,781
Coca-Cola Co. (The)	57,936	3,544,524
Coca-Cola Europacific Partners PLC (United Kingdom)	2,300	160,885
Coca-Cola HBC AG (Italy)*	5,650	178,542
Constellation Brands, Inc. (Class A Stock)	480	130,445
Diageo PLC (United Kingdom)	15,121	559,511
Heineken Holding NV (Netherlands)	1,023	82,560
Keurig Dr. Pepper, Inc.	37,340	1,145,218
Kirin Holdings Co. Ltd. (Japan)	15,300	212,767
Molson Coors Beverage Co. (Class B Stock)	630	42,368
Monster Beverage Corp.*	2,230	132,194
PepsiCo, Inc.	12,031	2,105,545
Pernod Ricard SA (France)	561	90,817
Varun Beverages Ltd. (India)	10,727	180,284
		9,295,323
Biotechnology — 0.4%
AbbVie, Inc.	35,528	6,469,649
Amgen, Inc.	6,969	1,981,426
Biogen, Inc.*	1,320	284,632
CSL Ltd.	4,127	774,339
Exelixis, Inc.*	6,400	151,872
Genmab A/S (Denmark)*	296	88,749
Gilead Sciences, Inc.	3,760	275,420
Incyte Corp.*	12,460	709,846
Moderna, Inc.*(a)	1,000	106,560
Neurocrine Biosciences, Inc.*	3,100	427,552
Regeneron Pharmaceuticals, Inc.*	1,280	1,231,987

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Swedish Orphan Biovitrum AB (Sweden)*	2,642	$65,944
United Therapeutics Corp.*	4,300	987,796
Vertex Pharmaceuticals, Inc.*	1,773	741,132
		14,296,904
Broadline Retail — 0.7%
Alibaba Group Holding Ltd. (China)	21,900	198,038
Amazon.com, Inc.*	115,798	20,887,643
B&M European Value Retail SA (United Kingdom)	24,658	169,988
Dollarama, Inc. (Canada)	2,744	209,039
eBay, Inc.	4,060	214,287
Etsy, Inc.*	360	24,739
MercadoLibre, Inc. (Brazil)*	542	819,482
Next PLC (United Kingdom)	4,882	569,068
Pan Pacific International Holdings Corp. (Japan)	3,400	90,106
PDD Holdings, Inc. (China), ADR*	2,910	338,288
Prosus NV (China)*	14,468	452,854
Rakuten Group, Inc. (Japan)*	15,000	85,142
Wesfarmers Ltd. (Australia)	9,799	436,789
		24,495,463
Building Products — 0.2%
A.O. Smith Corp.	370	33,100
AGC, Inc. (Japan)	4,600	166,899
Allegion PLC	280	37,719
Armstrong World Industries, Inc.	2,500	310,550
Assa Abloy AB (Sweden) (Class B Stock)	6,992	200,659
AZEK Co., Inc. (The)*	24,611	1,235,964
Builders FirstSource, Inc.*	400	83,420
Carrier Global Corp.	13,634	792,544
Cie de Saint-Gobain SA (France)	10,014	777,224
Daikin Industries Ltd. (Japan)	200	27,308
Johnson Controls International PLC	5,874	383,690
Masco Corp.	2,070	163,282
Owens Corning	6,700	1,117,560
ROCKWOOL A/S (Denmark) (Class B Stock)	410	134,900
Trane Technologies PLC	2,535	761,007
		6,225,826
Capital Markets — 0.7%
3i Group PLC (United Kingdom)	19,555	693,370
abrdn PLC (United Kingdom)	20,112	35,827
Ameriprise Financial, Inc.	1,978	867,234
Amundi SA (France), 144A	2,709	186,073
Bank of New York Mellon Corp. (The)	23,720	1,366,746
BlackRock, Inc.(a)	3,396	2,831,245
Blackstone, Inc.	4,343	570,540
Brookfield Corp. (Canada)	5,790	242,278
Cboe Global Markets, Inc.	310	56,956
Charles Schwab Corp. (The)	14,232	1,029,543
CME Group, Inc.	3,022	650,606
Daiwa Securities Group, Inc. (Japan)	4,800	36,520
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	31,118	$490,117
Deutsche Boerse AG (Germany)	1,967	402,822
Evercore, Inc. (Class A Stock)	2,200	423,698
FactSet Research Systems, Inc.(a)	110	49,983
Franklin Resources, Inc.(a)	980	27,548
Goldman Sachs Group, Inc. (The)	6,786	2,834,444
Hargreaves Lansdown PLC (United Kingdom)	11,563	107,317
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,012	262,594
Houlihan Lokey, Inc.	875	112,166
IG Group Holdings PLC (United Kingdom)	15,140	139,692
Intercontinental Exchange, Inc.	6,320	868,558
Invesco Ltd.	1,360	22,562
Janus Henderson Group PLC	11,600	381,524
Japan Exchange Group, Inc. (Japan)	1,400	37,920
Julius Baer Group Ltd. (Switzerland)	1,574	91,289
London Stock Exchange Group PLC (United Kingdom)	725	86,749
Macquarie Group Ltd. (Australia)	3,142	408,704
MarketAxess Holdings, Inc.	125	27,406
Moody’s Corp.(a)	773	303,812
Morgan Stanley	19,079	1,796,479
MSCI, Inc.	2,335	1,308,651
Nasdaq, Inc.	1,120	70,672
Northern Trust Corp.	620	55,130
Partners Group Holding AG (Switzerland)	24	34,284
Raymond James Financial, Inc.	3,460	444,333
S&P Global, Inc.	4,974	2,116,188
St. James’s Place PLC (United Kingdom)	14,672	86,076
State Street Corp.	930	71,908
T. Rowe Price Group, Inc.	6,770	825,398
UBS Group AG (Switzerland)	38,758	1,193,395
Virtu Financial, Inc. (Class A Stock)	30,500	625,860
XP, Inc. (Brazil) (Class A Stock)	8,974	230,273
		24,504,490
Chemicals — 0.3%
Air Liquide SA (France)	3,315	689,681
Air Products & Chemicals, Inc.	3,323	805,063
Akzo Nobel NV (Netherlands)	2,734	204,278
Albemarle Corp.(a)	350	46,109
BASF SE (Germany)	1,368	78,173
Celanese Corp.(a)	330	56,714
CF Industries Holdings, Inc.	570	47,430
Corteva, Inc.	2,130	122,837
Dow, Inc.	12,120	702,112
DuPont de Nemours, Inc.(a)	3,899	298,936
Eastman Chemical Co.	350	35,077
Ecolab, Inc.	3,860	891,274
FMC Corp.(a)	430	27,391
Givaudan SA (Switzerland)	46	204,780
ICL Group Ltd. (Israel)	9,391	49,771
International Flavors & Fragrances, Inc.	770	66,212

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Linde PLC	6,053	$2,810,529
LyondellBasell Industries NV (Class A Stock)	2,470	252,632
Mitsubishi Chemical Group Corp. (Japan)	6,500	39,613
Mosaic Co. (The)	980	31,811
Nippon Sanso Holdings Corp. (Japan)	2,100	65,889
Nitto Denko Corp. (Japan)	4,000	365,768
Nutrien Ltd. (Canada)	2,589	140,655
Orica Ltd. (Australia)	13,222	157,267
PPG Industries, Inc.	15,952	2,311,445
Sherwin-Williams Co. (The)	3,310	1,149,662
Shin-Etsu Chemical Co. Ltd. (Japan)	11,100	486,868
Sika AG (Switzerland)	99	29,457
Solvay SA (Belgium)	1,622	44,267
Syensqo SA (Belgium)*	1,179	111,717
Yara International ASA (Brazil)	2,536	80,414
		12,403,832
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	54,718	575,858
Cintas Corp.	245	168,322
Copart, Inc.*	5,640	326,669
Dai Nippon Printing Co. Ltd. (Japan)	1,500	45,939
Pluxee NV (Netherlands)*	2,438	72,068
Republic Services, Inc.	2,441	467,305
Rollins, Inc.(a)	840	38,867
Serco Group PLC (United Kingdom)	47,223	113,065
Veralto Corp.	663	58,782
Waste Management, Inc.	7,000	1,492,050
		3,358,925
Communications Equipment — 0.1%
Arista Networks, Inc.*	5,860	1,699,283
Cisco Systems, Inc.	50,502	2,520,555
F5, Inc.*	200	37,918
Juniper Networks, Inc.	960	35,578
Motorola Solutions, Inc.	500	177,490
Nokia OYJ (Finland)	84,838	301,013
		4,771,837
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	4,088	171,199
Eiffage SA (France)	3,812	432,632
Ferrovial SE	1,996	79,025
Kajima Corp. (Japan)	1,600	32,840
Quanta Services, Inc.	992	257,722
Skanska AB (Sweden) (Class B Stock)	4,375	77,912
Taisei Corp. (Japan)	1,500	54,674
Vinci SA (France)	7,296	936,286
		2,042,290
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	20,500	42,510
Cemex SAB de CV (Mexico), UTS*	91,504	82,477
	Shares	Value

Common Stocks (continued)
Construction Materials (cont’d.)
CRH PLC	7,464	$644,218
Heidelberg Materials AG (Germany)	4,807	529,161
Holcim AG*	6,777	613,975
James Hardie Industries PLC, CDI*	18,185	730,917
Martin Marietta Materials, Inc.(a)	605	371,434
Vulcan Materials Co.	7,261	1,981,672
		4,996,364
Consumer Finance — 0.1%
Ally Financial, Inc.	16,330	662,835
American Express Co.	8,384	1,908,953
Capital One Financial Corp.	3,907	581,713
Discover Financial Services	750	98,317
Synchrony Financial	9,350	403,172
		3,654,990
Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	15,241	261,449
Coles Group Ltd. (Australia)	21,308	235,224
Costco Wholesale Corp.	3,685	2,699,742
Dino Polska SA (Poland), 144A*	1,037	100,602
Dollar General Corp.	660	103,000
Dollar Tree, Inc.*	2,330	310,239
Endeavour Group Ltd. (Australia)	10,043	36,059
J Sainsbury PLC (United Kingdom)	9,790	33,427
Kesko OYJ (Finland) (Class B Stock)	5,132	95,938
Koninklijke Ahold Delhaize NV (Netherlands)	14,511	434,195
Kroger Co. (The)	3,900	222,807
Loblaw Cos. Ltd. (Canada)	1,163	128,874
Performance Food Group Co.*	2,367	176,673
Sugi Holdings Co. Ltd. (Japan)	7,100	121,251
Sysco Corp.	7,666	622,326
Target Corp.	11,090	1,965,259
Tesco PLC (United Kingdom)	212,782	796,969
Walgreens Boots Alliance, Inc.	15,060	326,651
Wal-Mart de Mexico SAB de CV (Mexico)	23,544	94,785
Walmart, Inc.	57,356	3,451,111
		12,216,581
Containers & Packaging — 0.0%
Amcor PLC(a)	4,370	41,559
Avery Dennison Corp.	848	189,316
Ball Corp.	950	63,992
Crown Holdings, Inc.	6,807	539,523
International Paper Co.	1,150	44,873
Packaging Corp. of America	290	55,036
Smurfit Kappa Group PLC (Ireland)	5,121	233,496
Transcontinental, Inc. (Canada) (Class A Stock)	4,664	50,650
Westrock Co.	770	38,076
		1,256,521
Distributors — 0.0%
Genuine Parts Co.	5,720	886,200
LKQ Corp.	890	47,535

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Distributors (cont’d.)
Pool Corp.	105	$42,367
		976,102
Diversified Consumer Services — 0.0%
Service Corp. International	2,631	195,247
Diversified REITs — 0.0%
GPT Group (The) (Australia)	65,073	193,658
KDX Realty Investment Corp. (Japan)	235	249,780
Stockland (Australia)	39,228	123,956
		567,394
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	122,364	2,153,606
BT Group PLC (United Kingdom)	174,637	241,691
Deutsche Telekom AG (Germany)	24,489	594,459
Hellenic Telecommunications Organization SA (Greece)	7,229	106,586
HKT Trust & HKT Ltd. (Hong Kong), UTS	100,000	116,679
Koninklijke KPN NV (Netherlands)	96,213	359,876
Nippon Telegraph & Telephone Corp. (Japan)	281,300	335,057
Orange SA (France)	13,152	154,668
Telefonica SA (Spain)	23,508	103,817
Telkom Indonesia Persero Tbk PT (Indonesia)	694,500	152,752
Verizon Communications, Inc.	56,705	2,379,342
		6,698,533
Electric Utilities — 0.3%
Alliant Energy Corp.	770	38,808
American Electric Power Co., Inc.	1,580	136,038
BKW AG (Switzerland)	190	29,196
Chubu Electric Power Co., Inc. (Japan)	20,400	266,753
CLP Holdings Ltd. (Hong Kong)	6,500	51,846
Constellation Energy Corp.	2,110	390,034
Duke Energy Corp.	2,320	224,367
Edison International	1,150	81,340
Endesa SA (Spain)	12,544	232,584
Enel SpA (Italy)	136,540	901,369
Entergy Corp.	2,630	277,938
Evergy, Inc.	690	36,832
Eversource Energy	1,050	62,759
Exelon Corp.	6,600	247,962
FirstEnergy Corp.	1,560	60,247
Iberdrola SA (Spain)	84,716	1,052,203
Kansai Electric Power Co., Inc. (The) (Japan)	22,400	319,621
NextEra Energy, Inc.	41,454	2,649,325
NRG Energy, Inc.	12,950	876,585
PG&E Corp.	125,344	2,100,765
Pinnacle West Capital Corp.(a)	340	25,408
Power Grid Corp. of India Ltd. (India)	60,308	200,187
PPL Corp.	2,220	61,117
Southern Co. (The)	3,290	236,025
Terna - Rete Elettrica Nazionale (Italy)	9,998	82,641
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	43,300	$263,183
Verbund AG (Austria)	388	28,347
Xcel Energy, Inc.	9,533	512,399
		11,445,879
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	20,149	934,718
AMETEK, Inc.	1,487	271,972
Eaton Corp. PLC	11,834	3,700,255
Emerson Electric Co.	3,520	399,239
Generac Holdings, Inc.*	215	27,120
Hubbell, Inc.	165	68,483
Legrand SA (France)	3,449	365,238
Mitsubishi Electric Corp. (Japan)	31,100	520,581
Nidec Corp. (Japan)	6,400	265,403
nVent Electric PLC	1,633	123,128
Prysmian SpA (Italy)	2,656	138,521
Rockwell Automation, Inc.(a)	340	99,052
Schneider Electric SE	9,047	2,045,314
Vertiv Holdings Co. (Class A Stock)	15,900	1,298,553
		10,257,577
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	3,400	392,190
CDW Corp.	986	252,199
Coherent Corp.*	1,500	90,930
Corning, Inc.	9,688	319,317
Hexagon AB (Sweden) (Class B Stock)	9,119	107,795
Hon Hai Precision Industry Co. Ltd. (Taiwan)	82,000	398,279
Jabil, Inc.(a)	350	46,883
Keyence Corp. (Japan)	2,542	1,180,151
Keysight Technologies, Inc.*	530	82,881
Murata Manufacturing Co. Ltd. (Japan)	7,500	140,268
Shimadzu Corp. (Japan)	6,400	178,266
TD SYNNEX Corp.	8,500	961,350
TDK Corp. (Japan)	4,000	196,432
TE Connectivity Ltd.	930	135,073
Teledyne Technologies, Inc.*	135	57,958
Trimble, Inc.*(a)	830	53,419
Yokogawa Electric Corp. (Japan)	8,200	188,841
Zebra Technologies Corp. (Class A Stock)*	170	51,245
		4,833,477
Energy Equipment & Services — 0.1%
Baker Hughes Co.	35,743	1,197,391
Halliburton Co.	6,350	250,317
Schlumberger NV	22,310	1,222,811
		2,670,519
Entertainment — 0.3%
Bollore SE (France)	26,733	178,608
Capcom Co. Ltd. (Japan)	6,800	127,392
Electronic Arts, Inc.	7,930	1,052,073
Kingsoft Corp. Ltd. (China)	18,000	55,554

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Konami Group Corp. (Japan)	3,600	$245,229
Live Nation Entertainment, Inc.*	5,720	605,005
NetEase, Inc. (China), ADR	2,571	266,021
Netflix, Inc.*	5,007	3,040,901
Nintendo Co. Ltd. (Japan)	10,400	567,472
Sea Ltd. (Singapore), ADR*	3,800	204,098
Take-Two Interactive Software, Inc.*	470	69,790
Walt Disney Co. (The)	20,955	2,564,054
Warner Bros Discovery, Inc.*	33,307	290,770
		9,266,967
Financial Services — 0.7%
Adyen NV (Netherlands), 144A*	333	562,483
Apollo Global Management, Inc.	2,259	254,025
Berkshire Hathaway, Inc. (Class B Stock)*	16,195	6,810,321
Block, Inc.*	11,900	1,006,502
Corebridge Financial, Inc.(a)	6,200	178,126
Corpay, Inc.*	2,857	881,499
EXOR NV (Netherlands)	2,409	268,089
Fidelity National Information Services, Inc.	7,590	563,026
Fiserv, Inc.*(a)	1,810	289,274
Global Payments, Inc.	780	104,255
Groupe Bruxelles Lambert NV (Belgium)	3,062	231,481
Industrivarden AB (Sweden) (Class A Stock)	1,408	48,421
Industrivarden AB (Sweden) (Class C Stock)	1,302	44,771
Investor AB (Sweden) (Class B Stock)	23,293	584,522
Jack Henry & Associates, Inc.	220	38,221
M&G PLC (United Kingdom)	9,997	27,825
Mastercard, Inc. (Class A Stock)	9,856	4,746,354
ORIX Corp. (Japan)	15,000	328,076
PayPal Holdings, Inc.*	19,250	1,289,557
Visa, Inc. (Class A Stock)(a)	20,814	5,808,771
Wise PLC (United Kingdom) (Class A Stock)*	7,875	92,054
		24,157,653
Food Products — 0.3%
Archer-Daniels-Midland Co.	16,910	1,062,117
Associated British Foods PLC (United Kingdom)	6,816	215,051
AVI Ltd. (South Africa)	14,646	70,631
Bunge Global SA(a)	480	49,210
Campbell Soup Co.(a)	670	29,782
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	35,906
Conagra Brands, Inc.	1,440	42,682
Danone SA (France)	2,489	160,901
Darling Ingredients, Inc.*(a)	2,838	131,995
Ezaki Glico Co. Ltd. (Japan)	4,200	117,231
Freshpet, Inc.*	7,600	880,536
General Mills, Inc.	3,150	220,405
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Gruma SAB de CV (Mexico) (Class B Stock)	5,903	$110,386
Hershey Co. (The)	2,897	563,466
Hormel Foods Corp.	3,670	128,046
Ingredion, Inc.	900	105,165
J.M. Smucker Co. (The)	350	44,055
Kellanova	790	45,259
Kraft Heinz Co. (The)	2,410	88,929
Lamb Weston Holdings, Inc.	1,125	119,846
McCormick & Co., Inc.	760	58,376
MEIJI Holdings Co. Ltd. (Japan)	3,300	72,048
Mondelez International, Inc. (Class A Stock)	25,344	1,774,080
Mowi ASA (Norway)	11,304	207,640
Nestle SA	28,536	3,031,949
Orkla ASA (Norway)	5,703	40,279
Pilgrim’s Pride Corp.*	6,200	212,784
Tyson Foods, Inc. (Class A Stock)	860	50,508
WH Group Ltd. (Hong Kong), 144A	647,500	427,402
Wilmar International Ltd. (China)	69,800	177,301
		10,273,966
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	470	55,869
Enagas SA (Spain)	5,200	77,250
Osaka Gas Co. Ltd. (Japan)	3,400	76,486
Tokyo Gas Co. Ltd. (Japan)	14,700	334,173
		543,778
Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	1,918	252,620
Central Japan Railway Co. (Japan)	10,600	263,254
CSX Corp.	41,804	1,549,674
Hankyu Hanshin Holdings, Inc. (Japan)	3,500	100,419
J.B. Hunt Transport Services, Inc.(a)	240	47,820
Keisei Electric Railway Co. Ltd. (Japan)	1,900	77,264
Norfolk Southern Corp.	3,295	839,797
Odakyu Electric Railway Co. Ltd. (Japan)	14,200	195,745
Old Dominion Freight Line, Inc.	550	120,620
Saia, Inc.*	1,400	819,000
TFI International, Inc. (Canada)(a)	947	151,009
Uber Technologies, Inc.*	28,310	2,179,587
Union Pacific Corp.	8,174	2,010,232
		8,607,041
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	26,557	3,018,469
Alcon, Inc. (Switzerland)	3,284	271,624
Align Technology, Inc.*	220	72,142
Baxter International, Inc.	5,056	216,093
Becton, Dickinson & Co.	7,844	1,940,998
Boston Scientific Corp.*	20,320	1,391,717
Cochlear Ltd. (Australia)	1,635	359,588
Cooper Cos., Inc. (The)	620	62,905
Demant A/S (Denmark)*	6,962	346,035

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
DENTSPLY SIRONA, Inc.	720	$23,897
Dexcom, Inc.*	1,160	160,892
Edwards Lifesciences Corp.*	1,830	174,875
EssilorLuxottica SA (France)	1,035	234,129
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	8,203	125,675
GE HealthCare Technologies, Inc.	4,085	371,367
Getinge AB (Sweden) (Class B Stock)	4,207	84,615
Hologic, Inc.*	10,540	821,698
Hoya Corp. (Japan)	2,500	312,677
IDEXX Laboratories, Inc.*	1,750	944,877
Insulet Corp.*(a)	220	37,708
Intuitive Surgical, Inc.*	7,177	2,864,269
Medtronic PLC(a)	17,098	1,490,091
Olympus Corp. (Japan)	7,700	110,867
ResMed, Inc.(a)	440	87,133
Sonova Holding AG (Switzerland)	848	245,575
STERIS PLC	325	73,067
Stryker Corp.	2,947	1,054,643
Teleflex, Inc.	140	31,664
Terumo Corp. (Japan)	10,600	193,966
Zimmer Biomet Holdings, Inc.	630	83,147
		17,206,403
Health Care Providers & Services — 0.5%
Apollo Hospitals Enterprise Ltd. (India)	2,507	191,378
Cardinal Health, Inc.	12,240	1,369,656
Cencora, Inc.	1,805	438,597
Centene Corp.*	25,807	2,025,333
Cigna Group (The)(a)	5,967	2,167,155
CVS Health Corp.	7,320	583,843
DaVita, Inc.*	160	22,088
Elevance Health, Inc.	3,805	1,973,045
Encompass Health Corp.	2,700	222,966
Fresenius Medical Care AG (Germany)	7,720	296,639
Fresenius SE & Co. KGaA (Germany)	8,546	230,458
HCA Healthcare, Inc.	595	198,450
Henry Schein, Inc.*(a)	430	32,474
Humana, Inc.	370	128,286
Laboratory Corp. of America Holdings	4,670	1,020,208
Max Healthcare Institute Ltd. (India)	7,496	73,928
McKesson Corp.	400	214,740
Molina Healthcare, Inc.*	750	308,123
Odontoprev SA (Brazil)	25,700	62,823
Quest Diagnostics, Inc.	380	50,582
Ramsay Health Care Ltd. (Australia)	3,246	119,499
UnitedHealth Group, Inc.	12,564	6,215,411
Universal Health Services, Inc. (Class B Stock)	190	34,667
		17,980,349
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	9,880	185,250
Ventas, Inc.	4,028	175,379
Welltower, Inc.	3,070	286,861
		647,490
	Shares	Value

Common Stocks (continued)
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	3,000	$695,070
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	2,130	44,048
Park Hotels & Resorts, Inc.	40,900	715,341
		759,389
Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	7,605	355,050
Airbnb, Inc. (Class A Stock)*	1,310	216,098
Amadeus IT Group SA (Spain)	2,688	172,561
Aristocrat Leisure Ltd. (Australia)	16,122	451,431
Booking Holdings, Inc.	105	380,927
Caesars Entertainment, Inc.*	650	28,431
Carnival Corp.*	3,040	49,674
Chipotle Mexican Grill, Inc.*	652	1,895,214
Compass Group PLC (United Kingdom)	32,290	947,151
Darden Restaurants, Inc.(a)	1,173	196,067
Domino’s Pizza, Inc.	100	49,688
Evolution AB (Sweden), 144A	1,071	133,022
Expedia Group, Inc.*	400	55,100
Flutter Entertainment PLC (United Kingdom)*	591	117,806
Genting Singapore Ltd. (Singapore)	257,700	169,009
Hilton Worldwide Holdings, Inc.	7,670	1,636,088
InterContinental Hotels Group PLC (United Kingdom)	1,908	198,264
J D Wetherspoon PLC (United Kingdom)*	7,259	67,273
La Francaise des Jeux SAEM (France), 144A	7,322	298,428
Las Vegas Sands Corp.	1,110	57,387
Marriott International, Inc. (Class A Stock)(a)	7,959	2,008,135
McDonald’s Corp.	17,346	4,890,705
MGM Resorts International*	820	38,712
Norwegian Cruise Line Holdings Ltd.*(a)	1,460	30,558
Oriental Land Co. Ltd. (Japan)	10,100	323,561
Royal Caribbean Cruises Ltd.*	710	98,697
Sodexo SA (France)	2,603	223,138
Starbucks Corp.	7,666	700,596
Whitbread PLC (United Kingdom)	10,952	457,881
Wynn Resorts Ltd.	300	30,669
Yum! Brands, Inc.(a)	840	116,466
		16,393,787
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	19,803	118,859
Berkeley Group Holdings PLC (United Kingdom)	3,740	224,701
D.R. Horton, Inc.	910	149,740
Garmin Ltd.(a)	460	68,480
Lennar Corp. (Class A Stock)	8,444	1,452,199
Midea Group Co. Ltd. (China) (Class A Stock)	6,300	56,051

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Mohawk Industries, Inc.*	200	$26,178
NVR, Inc.*	8	64,800
Panasonic Holdings Corp. (Japan)	12,800	122,160
Persimmon PLC (United Kingdom)	11,638	192,964
PulteGroup, Inc.	690	83,228
SEB SA (France)	450	57,574
Sony Group Corp. (Japan)	10,800	926,108
Taylor Wimpey PLC (United Kingdom)	159,638	275,994
Toll Brothers, Inc.(a)	1,840	238,041
		4,057,077
Household Products — 0.2%
Church & Dwight Co., Inc.(a)	740	77,189
Clorox Co. (The)(a)	370	56,651
Colgate-Palmolive Co.	20,380	1,835,219
Essity AB (Sweden) (Class B Stock)	17,478	415,175
Henkel AG & Co. KGaA (Germany)	1,175	84,663
Kimberly-Clark Corp.	1,020	131,937
Procter & Gamble Co. (The)	30,615	4,967,284
Reckitt Benckiser Group PLC (United Kingdom)	7,991	455,527
		8,023,645
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	56,800	1,018,424
RWE AG (Germany)	5,922	201,272
Vistra Corp.	4,034	280,968
		1,500,664
Industrial Conglomerates — 0.2%
3M Co.	14,660	1,554,986
CK Hutchison Holdings Ltd. (United Kingdom)	25,000	120,316
DCC PLC (United Kingdom)	4,364	317,508
General Electric Co.	15,931	2,796,368
Hikari Tsushin, Inc. (Japan)	800	150,457
Hitachi Ltd. (Japan)	11,600	1,060,013
Honeywell International, Inc.	2,590	531,597
Keppel Ltd. (Singapore)	21,000	114,115
Lifco AB (Sweden) (Class B Stock)	5,997	156,608
Siemens AG (Germany)	7,678	1,466,029
Smiths Group PLC (United Kingdom)	5,549	115,023
		8,383,020
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	13,400	333,928
Goodman Group (Australia)	26,030	573,371
Prologis, Inc.(a)	19,499	2,539,160
Warehouses De Pauw CVA (Belgium)	2,940	83,833
		3,530,292
Insurance — 0.8%
Admiral Group PLC (United Kingdom)	1,044	37,415
Aflac, Inc.(a)	1,670	143,386
Ageas SA/NV (Belgium)	7,156	331,506
AIA Group Ltd. (Hong Kong)	64,800	435,882
Allianz SE (Germany)	3,031	908,443
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Allstate Corp. (The)	8,720	$1,508,647
American International Group, Inc.	4,790	374,434
Aon PLC (Class A Stock)(a)	620	206,906
Arch Capital Group Ltd.*	1,180	109,079
Arthur J. Gallagher & Co.	1,762	440,570
Assicurazioni Generali SpA (Italy)	5,380	136,186
Assurant, Inc.	4,990	939,318
AUB Group Ltd. (Australia)	2,634	51,046
Aviva PLC (United Kingdom)	37,028	232,339
AXA SA (France)	24,301	912,643
Brown & Brown, Inc.(a)	770	67,406
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	61,800	108,417
Chubb Ltd.	8,831	2,288,377
Cincinnati Financial Corp.	510	63,327
Dai-ichi Life Holdings, Inc. (Japan)	12,100	308,605
DB Insurance Co. Ltd. (South Korea)	1,791	128,112
Everest Group Ltd.(a)	135	53,663
Fairfax Financial Holdings Ltd. (Canada)	187	201,572
Globe Life, Inc.	320	37,238
Hannover Rueck SE (Germany)	720	197,155
Hartford Financial Services Group, Inc. (The)	3,478	358,408
iA Financial Corp., Inc. (Canada)	1,363	84,675
Insurance Australia Group Ltd. (Australia)	19,725	82,280
Japan Post Holdings Co. Ltd. (Japan)	42,600	429,200
Japan Post Insurance Co. Ltd. (Japan)	6,900	131,895
Legal & General Group PLC (United Kingdom)	32,331	103,869
Loews Corp.	13,520	1,058,481
Manulife Financial Corp. (Canada)	13,884	346,754
Markel Group, Inc.*	137	208,443
Marsh & McLennan Cos., Inc.	13,775	2,837,374
Medibank Private Ltd. (Australia)	125,957	308,611
MetLife, Inc.	28,494	2,111,690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,730	844,484
NN Group NV (Netherlands)	836	38,594
Phoenix Group Holdings PLC (United Kingdom)	12,818	89,501
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	32,000	135,862
Poste Italiane SpA (Italy), 144A	17,344	217,220
Principal Financial Group, Inc.	720	62,143
Progressive Corp. (The)	7,461	1,543,084
QBE Insurance Group Ltd. (Australia)	23,254	274,879
RenaissanceRe Holdings Ltd. (Bermuda)	992	233,150
Sampo OYJ (Finland) (Class A Stock)	7,413	316,211
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	870	199,795
Sompo Holdings, Inc. (Japan)	2,100	44,016
Suncorp Group Ltd. (Australia)	12,359	131,919
Swiss Re AG	2,126	273,478

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
T&D Holdings, Inc. (Japan)	11,300	$196,441
Talanx AG (Germany)	2,720	215,471
Tokio Marine Holdings, Inc. (Japan)	26,100	818,138
Travelers Cos., Inc. (The)	8,895	2,047,095
Tryg A/S (Denmark)	3,575	73,696
Unum Group	8,100	434,646
W.R. Berkley Corp.(a)	675	59,697
Willis Towers Watson PLC	330	90,750
Zurich Insurance Group AG (Switzerland)	1,922	1,038,292
		27,661,914
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	87,328	13,180,415
Alphabet, Inc. (Class C Stock)*	48,440	7,375,474
Auto Trader Group PLC (United Kingdom), 144A	14,512	128,154
CAR Group Ltd. (Australia)	3,715	87,324
Kanzhun Ltd. (China), ADR	3,317	58,147
Match Group, Inc.*	820	29,750
Meta Platforms, Inc. (Class A Stock)	28,234	13,709,866
Moneysupermarket.com Group PLC (United Kingdom)	19,976	55,403
Scout24 SE (Germany), 144A	3,024	227,823
Tencent Holdings Ltd. (China)	7,600	296,020
		35,148,376
IT Services — 0.3%
Accenture PLC (Class A Stock)	6,126	2,123,333
Akamai Technologies, Inc.*(a)	5,850	636,246
Bechtle AG (Germany)	952	50,317
Capgemini SE (France)	120	27,613
CGI, Inc. (Canada)*	1,227	135,368
Cognizant Technology Solutions Corp. (Class A Stock)	16,010	1,173,373
EPAM Systems, Inc.*	170	46,947
Fujitsu Ltd. (Japan)	6,000	96,024
Gartner, Inc.*	245	116,784
Globant SA*	1,052	212,399
International Business Machines Corp.	15,594	2,977,830
MongoDB, Inc.*(a)	845	303,051
NEC Corp. (Japan)	2,300	167,912
SCSK Corp. (Japan)	3,700	68,775
Snowflake, Inc. (Class A Stock)*	700	113,120
Tata Consultancy Services Ltd. (India)	3,922	183,048
TIS, Inc. (Japan)	9,800	210,267
VeriSign, Inc.*	260	49,273
Wix.com Ltd. (Israel)*	2,500	343,700
		9,035,380
Leisure Products — 0.0%
Brunswick Corp.(a)	1,244	120,071
Hasbro, Inc.	390	22,043
Sankyo Co. Ltd. (Japan)	20,500	223,937
Shimano, Inc. (Japan)	1,300	193,393
		559,444
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(a)	880	$128,049
Bio-Rad Laboratories, Inc. (Class A Stock)*	70	24,211
Bio-Techne Corp.(a)	470	33,083
Charles River Laboratories International, Inc.*(a)	160	43,352
Danaher Corp.	5,166	1,290,053
Eurofins Scientific SE (Luxembourg)	2,451	156,130
Illumina, Inc.*	510	70,033
IQVIA Holdings, Inc.*	550	139,089
Lonza Group AG (Switzerland)	237	141,631
Medpace Holdings, Inc.*	2,300	929,545
Mettler-Toledo International, Inc.*	68	90,528
QIAGEN NV*	3,540	152,185
Revvity, Inc.	400	42,000
Thermo Fisher Scientific, Inc.	4,165	2,420,740
Waters Corp.*	175	60,240
West Pharmaceutical Services, Inc.	3,525	1,394,878
		7,115,747
Machinery — 0.5%
Airtac International Group (China)	2,212	76,688
Alfa Laval AB (Sweden)	4,150	163,072
Allison Transmission Holdings, Inc.	11,900	965,804
Atlas Copco AB (Sweden) (Class A Stock)	53,498	903,504
Atlas Copco AB (Sweden) (Class B Stock)	15,571	229,983
Caterpillar, Inc.	3,754	1,375,578
Cummins, Inc.	1,300	383,045
Daimler Truck Holding AG (Germany)	8,599	435,752
Deere & Co.	6,861	2,818,087
Donaldson Co., Inc.	2,200	164,296
Doosan Bobcat, Inc. (South Korea)	2,869	115,110
Dover Corp.	3,998	708,406
Epiroc AB (Sweden) (Class B Stock)	4,683	79,306
Flowserve Corp.	21,500	982,120
Fortive Corp.	7,831	673,623
GEA Group AG (Germany)	8,699	367,795
Graco, Inc.	5,500	514,030
IDEX Corp.	220	53,684
Illinois Tool Works, Inc.	820	220,031
Indutrade AB (Sweden)	6,903	188,016
Ingersoll Rand, Inc.	1,220	115,839
ITT, Inc.	6,500	884,195
Komatsu Ltd. (Japan)	6,400	189,381
Kone OYJ (Finland) (Class B Stock)	2,814	131,096
Kubota Corp. (Japan)	5,600	87,863
Nordson Corp.	180	49,417
OSG Corp. (Japan)	7,500	108,038
Otis Worldwide Corp.(a)	8,496	843,398
PACCAR, Inc.	1,580	195,746
Parker-Hannifin Corp.	4,192	2,329,872
Pentair PLC	500	42,720
Rational AG (Germany)	244	210,230
Sandvik AB (Sweden)	4,557	101,169
Schindler Holding AG (Switzerland)	256	62,466

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	696	$175,196
SKF AB (Sweden) (Class B Stock)	5,325	108,709
Snap-on, Inc.(a)	170	50,357
Stanley Black & Decker, Inc.	500	48,965
Techtronic Industries Co. Ltd. (Hong Kong)	19,148	260,180
Toyota Industries Corp. (Japan)	2,700	282,504
VAT Group AG (Switzerland), 144A	66	34,095
Volvo AB (Sweden) (Class A Stock)	2,158	59,424
Volvo AB (Sweden) (Class B Stock)(a)	34,779	942,561
Wartsila OYJ Abp (Finland)	15,349	233,267
Westinghouse Air Brake Technologies Corp.	540	78,667
Xylem, Inc.(a)	720	93,053
		19,136,338
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	32	41,002
Kirby Corp.*	1,100	104,852
Kuehne + Nagel International AG (Switzerland)	300	83,466
		229,320
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	1,015	294,990
Comcast Corp. (Class A Stock)	63,329	2,745,312
Dentsu Group, Inc. (Japan)	9,700	269,338
Fox Corp. (Class A Stock)	740	23,140
Fox Corp. (Class B Stock)	500	14,310
Informa PLC (United Kingdom)	19,442	203,986
Interpublic Group of Cos., Inc. (The)(a)	1,300	42,419
News Corp. (Class A Stock)	1,300	34,034
News Corp. (Class B Stock)(a)	340	9,200
Omnicom Group, Inc.	640	61,926
Paramount Global (Class B Stock)(a)	1,730	20,362
Publicis Groupe SA (France)	4,355	474,784
Vivendi SE (France)	17,491	190,614
		4,384,415
Metals & Mining — 0.3%
Anglo American PLC (South Africa)	11,348	279,647
APL Apollo Tubes Ltd. (India)	3,384	60,892
ArcelorMittal SA (Luxembourg)	14,858	408,404
Barrick Gold Corp. (Canada)	14,290	237,785
BHP Group Ltd. (Australia)	61,694	1,783,817
BlueScope Steel Ltd. (Australia)	22,138	344,315
Fortescue Ltd. (Australia)	38,312	641,153
Freeport-McMoRan, Inc.	29,230	1,374,394
Glencore PLC (Australia)	223,618	1,227,118
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	7,609	90,777
JFE Holdings, Inc. (Japan)	15,300	253,576
Lundin Mining Corp. (Chile)	15,266	156,204
Newmont Corp.(a)	3,480	124,723
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Nippon Steel Corp. (Japan)	18,300	$440,380
Norsk Hydro ASA (Norway)	18,155	99,769
Northern Star Resources Ltd. (Australia)	21,975	207,347
Nucor Corp.	4,340	858,886
Pilbara Minerals Ltd. (Australia)	21,665	54,064
Rio Tinto Ltd. (Australia)	3,598	285,556
Rio Tinto PLC (Australia)	17,194	1,087,089
SSR Mining, Inc. (Canada)	39,000	173,940
Steel Dynamics, Inc.	460	68,186
Vale SA (Brazil)	15,200	184,992
voestalpine AG (Austria)	7,624	213,877
		10,656,891
Multi-Utilities — 0.2%
Ameren Corp.	790	58,428
CenterPoint Energy, Inc.	13,732	391,225
Centrica PLC (United Kingdom)	206,053	332,170
CMS Energy Corp.	20,137	1,215,067
Consolidated Edison, Inc.	1,040	94,442
Dominion Energy, Inc.(a)	8,608	423,427
DTE Energy Co.	4,220	473,231
E.ON SE (Germany)	33,907	472,051
Engie SA (France)	27,530	461,330
National Grid PLC (United Kingdom)	21,046	283,574
National Grid PLC (United Kingdom), ADR(a)	906	61,807
NiSource, Inc.	35,981	995,234
Public Service Enterprise Group, Inc.	5,369	358,542
Sembcorp Industries Ltd. (Singapore)	22,000	87,948
Sempra	4,800	344,784
Veolia Environnement SA (France)	5,644	183,610
WEC Energy Group, Inc.(a)	950	78,014
		6,314,884
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	6,535	842,427
Boston Properties, Inc.(a)	500	32,655
Dexus (Australia)	27,865	143,577
Gecina SA (France)	1,519	155,157
Nippon Building Fund, Inc. (Japan)	27	108,003
		1,281,819
Oil, Gas & Consumable Fuels — 0.9%
Ampol Ltd. (Australia)	3,422	88,768
APA Corp.	1,250	42,975
ARC Resources Ltd. (Canada)	11,229	200,200
BP PLC (United Kingdom)	138,050	866,047
Cenovus Energy, Inc. (Canada)	4,046	80,887
Cheniere Energy, Inc.	8,629	1,391,685
Chevron Corp.	19,570	3,086,972
ConocoPhillips	37,873	4,820,475
Coterra Energy, Inc.	2,270	63,288
Devon Energy Corp.	1,930	96,847
Diamondback Energy, Inc.	2,990	592,528
ENEOS Holdings, Inc. (Japan)	62,200	299,670
Eni SpA (Italy)	45,580	721,715

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
EOG Resources, Inc.	12,420	$1,587,773
EQT Corp.(a)	1,270	47,079
Equinor ASA (Norway)	16,988	455,523
Exxon Mobil Corp.	58,894	6,845,839
Galp Energia SGPS SA (Portugal)	11,243	185,874
Harbour Energy PLC (United Kingdom)	36,188	126,032
Hess Corp.	830	126,691
Idemitsu Kosan Co. Ltd. (Japan)	36,000	246,821
Inpex Corp. (Japan)	29,300	445,395
Kinder Morgan, Inc.	5,840	107,106
LUKOIL PJSC (Russia)^	3,042	—
Marathon Oil Corp.	1,930	54,696
Marathon Petroleum Corp.	3,540	713,310
Occidental Petroleum Corp.(a)	1,990	129,330
ONEOK, Inc.(a)	1,760	141,099
Pembina Pipeline Corp. (Canada)	5,838	206,057
PetroChina Co. Ltd. (China) (Class H Stock)	270,000	231,558
Petroleo Brasileiro SA (Brazil), ADR	13,607	206,963
Phillips 66	11,220	1,832,675
Pioneer Natural Resources Co.	700	183,750
Repsol SA (Spain)	6,981	116,521
Shell PLC (Netherlands)	57,219	1,898,498
Shell PLC (Netherlands), ADR	5,808	389,368
Suncor Energy, Inc. (Canada)	4,365	161,091
Targa Resources Corp.	670	75,033
TotalEnergies SE (France)	24,090	1,657,137
TotalEnergies SE (France), ADR(a)	1,551	106,755
Valero Energy Corp.(a)	1,584	270,373
Williams Cos., Inc. (The)	29,537	1,151,057
		32,051,461
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	5,147	90,656
UPM-Kymmene OYJ (Finland)	3,189	106,247
		196,903
Passenger Airlines — 0.0%
Air Canada (Canada)*	10,730	155,340
American Airlines Group, Inc.*	1,970	30,239
ANA Holdings, Inc. (Japan)	1,400	29,259
Delta Air Lines, Inc.(a)	12,783	611,922
Deutsche Lufthansa AG (Germany)*	21,618	169,903
Japan Airlines Co. Ltd. (Japan)	11,400	216,460
Singapore Airlines Ltd. (Singapore)	40,800	193,372
Southwest Airlines Co.	1,800	52,542
United Airlines Holdings, Inc.*	990	47,401
		1,506,438
Personal Care Products — 0.1%
Amorepacific Corp. (South Korea)	833	75,001
Beiersdorf AG (Germany)	800	116,478
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	700	107,905
Haleon PLC	26,268	110,083
Kao Corp. (Japan)	7,300	272,788
Kenvue, Inc.	14,836	318,381
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
L’Oreal SA (France)	3,188	$1,509,746
Unilever PLC (United Kingdom)	26,591	1,334,917
Unilever PLC (United Kingdom), ADR	6,066	304,453
		4,149,752
Pharmaceuticals — 1.2%
Astellas Pharma, Inc. (Japan)	15,600	167,587
AstraZeneca PLC (United Kingdom)	16,440	2,208,612
AstraZeneca PLC (United Kingdom), ADR	10,240	693,760
Bristol-Myers Squibb Co.	63,848	3,462,477
Catalent, Inc.*	600	33,870
Chugai Pharmaceutical Co. Ltd. (Japan)	14,600	557,945
Daiichi Sankyo Co. Ltd. (Japan)	18,800	598,195
Dr. Reddy’s Laboratories Ltd. (India)	806	59,567
Elanco Animal Health, Inc.*	41,100	669,108
Eli Lilly & Co.	9,694	7,541,544
GSK PLC	46,720	1,003,097
Hikma Pharmaceuticals PLC (Jordan)	11,760	284,486
Ipsen SA (France)	1,181	140,535
Johnson & Johnson	32,160	5,087,390
Merck & Co., Inc.	33,177	4,377,705
Merck KGaA (Germany)	296	52,195
Novartis AG (Switzerland)	20,365	1,972,522
Novo Nordisk A/S (Denmark), ADR	3,681	472,640
Novo Nordisk A/S (Denmark) (Class B Stock)	39,842	5,110,669
Ono Pharmaceutical Co. Ltd. (Japan)	16,800	275,267
Orion OYJ (Finland) (Class B Stock)	1,884	70,230
Otsuka Holdings Co. Ltd. (Japan)	10,800	448,614
Pfizer, Inc.	32,541	903,013
Roche Holding AG	7,936	2,026,212
Sandoz Group AG (Switzerland)*	7,196	217,217
Sanofi SA	13,358	1,299,526
Sanofi SA, ADR	5,991	291,163
Santen Pharmaceutical Co. Ltd. (Japan)	18,000	177,018
Shionogi & Co. Ltd. (Japan)	6,200	316,831
Sun Pharmaceutical Industries Ltd. (India)	12,712	247,474
Takeda Pharmaceutical Co. Ltd. (Japan)	15,600	433,897
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	18,800	265,268
Viatris, Inc.(a)	3,620	43,223
Zoetis, Inc.	1,380	233,510
		41,742,367
Professional Services — 0.2%
Adecco Group AG (Switzerland)	2,805	110,972
Automatic Data Processing, Inc.	5,140	1,283,664
Broadridge Financial Solutions, Inc.	350	71,701
Bureau Veritas SA (France)	4,284	130,805
Computershare Ltd. (Australia)	6,871	117,033
Dayforce, Inc.*(a)	530	35,091
Dun & Bradstreet Holdings, Inc.	82,200	825,288

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Equifax, Inc.	370	$98,982
Experian PLC	9,340	406,971
Jacobs Solutions, Inc.	380	58,417
Leidos Holdings, Inc.	7,630	1,000,217
Paychex, Inc.(a)	970	119,116
Paycom Software, Inc.	155	30,847
Recruit Holdings Co. Ltd. (Japan)	12,600	553,226
RELX PLC (United Kingdom)	15,231	656,844
Robert Half, Inc.(a)	320	25,370
Verisk Analytics, Inc.	430	101,364
Wolters Kluwer NV (Netherlands)	4,601	720,470
		6,346,378
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	68,775	53,480
CBRE Group, Inc. (Class A Stock)*	920	89,461
CoStar Group, Inc.*	1,230	118,818
Daito Trust Construction Co. Ltd. (Japan)	1,900	216,757
Daiwa House Industry Co. Ltd. (Japan)	8,700	258,959
Hongkong Land Holdings Ltd. (Hong Kong)	12,800	39,302
Hulic Co. Ltd. (Japan)	19,200	197,191
Jones Lang LaSalle, Inc.*	2,400	468,216
KE Holdings, Inc. (China), ADR	14,169	194,541
Mitsubishi Estate Co. Ltd. (Japan)	14,600	266,391
Mitsui Fudosan Co. Ltd. (Japan)	40,200	433,415
New World Development Co. Ltd. (Hong Kong)	34,000	35,948
Nomura Real Estate Holdings, Inc. (Japan)	13,900	392,693
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	9,000	74,091
Zillow Group, Inc. (Class A Stock)*	2,700	129,222
		2,968,485
Residential REITs — 0.1%
AvalonBay Communities, Inc.	2,151	399,140
Camden Property Trust(a)	3,060	301,104
Equity Residential	18,440	1,163,748
Essex Property Trust, Inc.(a)	200	48,962
Invitation Homes, Inc.	1,740	61,961
Mid-America Apartment Communities, Inc.	350	46,053
UDR, Inc.	910	34,043
		2,055,011
Retail REITs — 0.1%
Federal Realty Investment Trust(a)	250	25,530
Kimco Realty Corp.	19,410	380,630
Klepierre SA (France)	11,209	290,151
Realty Income Corp.(a)	2,510	135,791
Regency Centers Corp.	530	32,097
Scentre Group (Australia)	127,177	280,874
Simon Property Group, Inc.	980	153,360
Unibail-Rodamco-Westfield (France)*	2,405	193,473
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Vicinity Ltd. (Australia)	213,478	$296,315
		1,788,221
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	15,086	2,722,872
Advantest Corp. (Japan)	11,754	522,146
Alchip Technologies Ltd. (Taiwan)	1,533	151,700
Analog Devices, Inc.	7,122	1,408,660
Applied Materials, Inc.	12,792	2,638,094
ASM International NV (Netherlands)	1,661	1,017,201
ASML Holding NV (Netherlands) (XAMS)	4,984	4,831,798
ASML Holding NV (Netherlands) (XNGS)	680	659,920
BE Semiconductor Industries NV (Netherlands)	855	130,968
Broadcom, Inc.	4,895	6,487,882
Disco Corp. (Japan)	2,803	1,024,590
Enphase Energy, Inc.*(a)	410	49,602
First Solar, Inc.*	320	54,016
Infineon Technologies AG (Germany)	5,787	196,790
Intel Corp.	65,603	2,897,685
KLA Corp.	410	286,414
Lam Research Corp.	2,928	2,844,757
Lasertec Corp. (Japan)	900	256,527
Microchip Technology, Inc.	3,639	326,455
Micron Technology, Inc.	19,810	2,335,401
Monolithic Power Systems, Inc.	140	94,839
Novatek Microelectronics Corp. (Taiwan)	5,000	92,049
NVIDIA Corp.	29,677	26,814,950
NXP Semiconductors NV (China)	7,047	1,746,035
ON Semiconductor Corp.*	1,300	95,615
Qorvo, Inc.*	8,500	976,055
QUALCOMM, Inc.	17,460	2,955,978
Renesas Electronics Corp. (Japan)	34,700	618,377
SCREEN Holdings Co. Ltd. (Japan)	700	90,758
Skyworks Solutions, Inc.	520	56,326
STMicroelectronics NV (Singapore)	5,072	218,290
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	11,766	1,600,764
Teradyne, Inc.(a)	2,160	243,713
Texas Instruments, Inc.	6,756	1,176,963
Tokyo Electron Ltd. (Japan)	4,700	1,224,111
Universal Display Corp.	370	62,326
		68,910,627
Software — 1.8%
Adobe, Inc.*	5,560	2,805,576
ANSYS, Inc.*	260	90,262
Autodesk, Inc.*	1,340	348,963
Cadence Design Systems, Inc.*	6,020	1,873,906
Check Point Software Technologies Ltd. (Israel)*(a)	3,224	528,768
Constellation Software, Inc. (Canada)	110	300,469
Crowdstrike Holdings, Inc. (Class A Stock)*	3,900	1,250,301

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
CyberArk Software Ltd.*	2,300	$610,949
Dassault Systemes SE (France)	6,936	307,037
Fair Isaac Corp.*	74	92,471
Fortinet, Inc.*	1,925	131,497
Gen Digital, Inc.	1,930	43,232
Informatica, Inc. (Class A Stock)*	6,600	231,000
Intuit, Inc.	2,566	1,667,900
Microsoft Corp.	93,929	39,517,809
Monday.com Ltd.*	2,579	582,519
Nemetschek SE (Germany)	2,539	251,318
Nice Ltd. (Israel)*	1,431	372,405
Oracle Corp.	14,372	1,805,267
Oracle Corp. (Japan)	1,900	142,882
Palo Alto Networks, Inc.*(a)	935	265,662
Pegasystems, Inc.	2,500	161,600
PTC, Inc.*	350	66,129
Roper Technologies, Inc.(a)	1,120	628,141
Salesforce, Inc.	14,780	4,451,440
SAP SE (Germany)	7,539	1,467,986
ServiceNow, Inc.*	3,415	2,603,596
Synopsys, Inc.*	1,155	660,082
Temenos AG (Switzerland)	750	53,648
Trend Micro, Inc. (Japan)	3,200	162,517
Tyler Technologies, Inc.*	130	55,251
Workday, Inc. (Class A Stock)*	4,500	1,227,375
Xero Ltd. (New Zealand)*	1,050	91,171
Zoom Video Communications, Inc. (Class A Stock)*	8,500	555,645
		65,404,774
Specialized REITs — 0.1%
American Tower Corp.	1,400	276,626
Crown Castle, Inc.	5,310	561,957
Digital Realty Trust, Inc.	910	131,076
Equinix, Inc.	480	396,159
Extra Space Storage, Inc.	630	92,610
Gaming & Leisure Properties, Inc.	8,362	385,237
Iron Mountain, Inc.	13,380	1,073,210
Public Storage	4,670	1,354,580
SBA Communications Corp.	345	74,762
VICI Properties, Inc.	3,120	92,945
Weyerhaeuser Co.	2,200	79,002
		4,518,164
Specialty Retail — 0.4%
AutoZone, Inc.*	392	1,235,447
Bath & Body Works, Inc.	740	37,015
Best Buy Co., Inc.(a)	3,286	269,550
CarMax, Inc.*(a)	480	41,813
Fast Retailing Co. Ltd. (Japan)	1,300	402,774
Home Depot, Inc. (The)	10,275	3,941,490
Industria de Diseno Textil SA (Spain)	26,198	1,319,234
Lowe’s Cos., Inc.	15,270	3,889,727
O’Reilly Automotive, Inc.*(a)	178	200,941
Petco Health & Wellness Co., Inc.*(a)	76,900	175,332
Ross Stores, Inc.	2,463	361,470
TJX Cos., Inc. (The)	24,363	2,470,895
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Tractor Supply Co.(a)	350	$91,602
Ulta Beauty, Inc.*	1,835	959,485
USS Co. Ltd. (Japan)	8,400	69,444
		15,466,219
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	169,309	29,033,107
Brother Industries Ltd. (Japan)	9,500	176,189
Canon, Inc. (Japan)	10,600	315,828
Dell Technologies, Inc. (Class C Stock)	5,015	572,262
Hewlett Packard Enterprise Co.	70,180	1,244,291
HP, Inc.	24,020	725,884
Logitech International SA (Switzerland)	4,704	421,522
NetApp, Inc.	630	66,131
Samsung Electronics Co. Ltd. (South Korea)	14,465	869,311
Seagate Technology Holdings PLC(a)	7,029	654,049
Seiko Epson Corp. (Japan)	13,400	234,400
Super Micro Computer, Inc.*(a)	148	149,485
Western Digital Corp.*	5,080	346,659
Wistron Corp. (Taiwan)	34,470	129,851
		34,938,969
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	711	158,858
Brunello Cucinelli SpA (Italy)	4,340	496,009
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	5,566	847,370
Deckers Outdoor Corp.*	1,365	1,284,820
Hermes International SCA (France)	657	1,679,148
Lululemon Athletica, Inc.*(a)	2,476	967,249
LVMH Moet Hennessy Louis Vuitton SE (France)	3,685	3,315,751
Moncler SpA (Italy)	975	72,755
NIKE, Inc. (Class B Stock)	3,690	346,786
Pandora A/S (Denmark)	2,084	336,370
Ralph Lauren Corp.	1,955	367,071
Tapestry, Inc.	790	37,509
VF Corp.	1,240	19,022
		9,928,718
Tobacco — 0.1%
Altria Group, Inc.	22,640	987,557
British American Tobacco PLC (United Kingdom)	24,078	730,794
Imperial Brands PLC (United Kingdom)	19,530	436,585
Japan Tobacco, Inc. (Japan)	15,500	413,260
Philip Morris International, Inc.	13,017	1,192,617
		3,760,813
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*(a)	2,200	191,202
Ashtead Group PLC (United Kingdom)	2,296	163,542
Brenntag SE (Germany)	3,145	265,064
Bunzl PLC (United Kingdom)	3,732	143,599
Fastenal Co.(a)	1,720	132,681
Ferguson PLC	1,598	349,051

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Finning International, Inc. (Canada)	4,128	$121,321
ITOCHU Corp. (Japan)	9,600	412,412
Marubeni Corp. (Japan)	2,300	39,835
Mitsubishi Corp. (Japan)	41,300	954,494
Mitsui & Co. Ltd. (Japan)	16,600	776,076
Reece Ltd. (Australia)	4,000	73,239
Seven Group Holdings Ltd. (Australia)	3,410	90,616
Toyota Tsusho Corp. (Japan)	5,700	391,424
United Rentals, Inc.	400	288,444
W.W. Grainger, Inc.	630	640,899
Watsco, Inc.(a)	541	233,696
WESCO International, Inc.	700	119,896
		5,387,491
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	1,619	318,868
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	8,452	137,253
		456,121
Water Utilities — 0.0%
American Water Works Co., Inc.	7,080	865,247
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	25,900	765,778
SoftBank Corp. (Japan)	3,600	46,350
SoftBank Group Corp. (Japan)	5,000	296,927
Tele2 AB (Sweden) (Class B Stock)	20,783	170,659
T-Mobile US, Inc.	1,530	249,726
Vodafone Group PLC (United Kingdom)	201,415	178,640
		1,708,080

Total Common Stocks (cost $674,140,422)		798,911,350
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	630	67,600
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	2,048	203,690
Volkswagen AG (Germany) (PRFC)	1,405	186,337
		457,627
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,477	359,844
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	17,705	78,369

Total Preferred Stocks (cost $878,193)		895,840
Unaffiliated Exchange-Traded Funds — 3.8%
iShares Core S&P 500 ETF	31,848	16,743,449
iShares Core U.S. Aggregate Bond ETF	531,348	52,040,223
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	40,211	$3,605,720
iShares MSCI EAFE ETF	48,350	3,861,231
iShares Russell 1000 Growth ETF	66,599	22,447,193
iShares Russell 1000 Value ETF	97,825	17,521,436
SPDR S&P 500 ETF Trust	14,470	7,568,823
Vanguard Total Bond Market ETF	183,606	13,335,304

Total Unaffiliated Exchange-Traded Funds (cost $124,855,150)		137,123,379

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	109	363
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.2%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	399,682
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		193	188,794
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		385	385,245
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	943,373
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	345,908
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		155	145,368
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	202,531
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	398,028
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		25	25,026
Series 2021-03, Class D, 144A
1.009%	02/26/29		57	55,058
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		420	414,163
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,636

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.723%(c)	08/20/29		361	$360,765
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	279,813
				4,245,390
Collateralized Loan Obligations — 8.0%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.676%(c)	07/15/31		1,281	1,282,410
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34		7,500	7,496,158
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.818%(c)	04/25/34	EUR	2,357	2,516,904
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.712%(c)	04/15/32	EUR	7,859	8,381,672
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.186%(c)	07/25/34		1,483	1,482,565
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.586%(c)	10/15/33		772	772,253
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.651%(c)	05/17/31		1,303	1,304,562
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34		17,300	17,304,251
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.684%(c)	04/15/35		7,250	7,197,597
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.542%(c)	04/15/31	EUR	2,859	3,053,050
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	12,235	13,071,285
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	01/20/35		1,780	$1,776,231
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34		3,432	3,431,661
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.560%(c)	04/18/31		889	888,965
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.619%(c)	04/20/31		1,904	1,905,836
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33		2,010	2,010,016
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.209%(c)	01/25/37		7,250	7,243,869
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.835%(c)	08/26/32	EUR	10,250	10,986,145
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		126	126,349
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.696%(c)	07/15/31		2,605	2,608,984
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		12,500	12,510,600
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/33		1,290	1,291,292
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		13,000	13,054,328
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.717%(c)	04/15/34		2,859	2,860,110
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.758%(c)	10/20/31		2,286	2,287,640
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		2,859	2,868,527
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.848%(c)	04/25/34	EUR	1,429	1,527,143

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31		208	$206,896
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.639%(c)	04/21/31		1,221	1,220,876
Indigo Credit Management I DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
5.824%(c)	10/15/37	EUR	3,550	3,851,549
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.592%(c)	07/15/31	EUR	3,432	3,663,072
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	04/25/30		499	499,739
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		11,875	11,869,063
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.326%(c)	04/15/29		1,188	1,187,896
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/25/32		2,002	2,005,207
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		19,000	19,014,250
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30		1,983	1,984,320
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.696%(c)	07/15/31		2,702	2,703,066
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.796%(c)	10/15/34		5,000	5,011,452
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.022%(c)	01/15/37		4,000	4,013,568
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.658%(c)	04/17/31		5,365	5,372,557
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30		1,507	1,508,045
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.596%(c)	04/15/31		1,051	$1,052,006
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.708%(c)	01/17/31		594	594,285
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.517%(c)	01/15/38	EUR	7,000	7,572,793
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.429%(c)	07/20/34		806	808,987
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	10/15/34		7,500	7,500,380
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.726%(c)	07/15/31		2,365	2,365,398
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	10/20/34		7,500	7,501,248
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.087%(c)	01/20/36		6,000	6,020,033
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		887	887,210
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.526%(c)	04/15/29		82	82,232
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.782%(c)	01/17/32	EUR	10,000	10,723,795
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.778%(c)	04/25/30	EUR	993	1,066,507
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.536%(c)	04/16/31		364	364,557
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34		4,810	4,815,248
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.598%(c)	10/20/32		12,500	12,506,271

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34		2,859	$2,865,074
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		924	925,272
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.188%(c)	01/20/36		2,900	2,915,983
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.547%(c)	04/15/37	EUR	8,000	8,643,181
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.787%(c)	04/23/32		3,400	3,405,252
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	04/15/33		863	864,662
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.749%(c)	07/20/32		3,953	3,950,874
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31		1,185	1,185,591
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		4,020	4,016,586
				287,985,384
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		33	32,914
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		160	156,409
Series 2022-X01, Class A, 144A
1.750%	02/15/27		16	15,567
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		56	54,587
Series 2022-A, Class A, 144A
1.710%	02/20/35		459	451,408
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	228,629
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	279,408
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	$811,964
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	205,761
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	101,407
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	205,041
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		43	42,989
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	196,021
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	187,599
				2,969,704
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.385%(c)	03/15/32	GBP	500	631,895
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	05/25/34		24	21,868
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.944%(c)	03/25/43		10	10,156
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/34		16	14,274
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	08/25/33		19	18,740
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		98	97,970
				163,008
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		280	278,068
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	02/25/34		5	4,896

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.098%(c)	10/25/34	12	$11,387
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.494%(c)	11/25/34	4	3,802
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.289%(c)	01/25/35	13	12,421
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.375%(c)	09/25/34	49	48,194
			80,700
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	10	10,109
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	74	68,893
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	131	123,227
			202,229

Total Asset-Backed Securities (cost $301,795,697)			296,556,378
Commercial Mortgage-Backed Securities — 0.3%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	108,709
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	375	341,824
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.140%(c)	09/15/38	300	296,314
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.790%(c)	09/15/38	600	591,375
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	340	318,868
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	360	342,010
Series 2016-C07, Class A2
3.585%	12/10/54	326	309,685
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		313	$293,460
Series 2019-GC41, Class A4
2.620%	08/10/56		375	330,270
Commercial Mortgage Trust,
Series 2014-UBS06, Class A4
3.378%	12/10/47		224	221,220
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	110,625
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	267,252
Series 2018-CX12, Class A3 (original cost $300,200; purchased 07/09/21)(f)
3.959%	08/15/51		265	252,071
Series 2019-C17, Class A4
2.763%	09/15/52		145	127,680
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.229%(c)	08/07/30	GBP	552	691,308
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		302	285,114
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.646%(cc)	09/25/24		150	227
Series K052, Class X1, IO
0.625%(cc)	11/25/25		12,610	102,985
Series K055, Class X1, IO
1.334%(cc)	03/25/26		2,944	66,000
Series K097, Class X1, IO
1.090%(cc)	07/25/29		1,533	72,240
Series K131, Class X1, IO
0.728%(cc)	07/25/31		15,061	646,245
Series K736, Class X1, IO
1.281%(cc)	07/25/26		215	4,792
Series K741, Class X1, IO
0.566%(cc)	12/25/27		213	3,762
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.540%(c)	10/15/36		360	346,313
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.990%(c)	10/15/36		560	550,779
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		157	155,481
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.219%(c)	03/15/39		400	390,567

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.669%(c)	03/15/39		1,050	$1,012,888
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		65	58,539
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		700	618,985
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	166,521
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.939%(c)	03/15/36		150	140,272
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.321%(c)	08/17/31	GBP	1,215	1,520,481
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $492,468; purchased 07/09/21)(f)
4.030%	08/15/51		435	416,115
Series 2019-C16, Class A3
3.344%	04/15/52		375	348,260
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		331	312,859
Series 2019-C49, Class A3
3.749%	03/15/52		495	481,277
Series 2019-C52, Class A4
2.643%	08/15/52		240	214,704

Total Commercial Mortgage-Backed Securities (cost $13,618,439)				12,518,077
Corporate Bonds — 6.1%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	722,027
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		117	118,609
7.500%	02/01/29(a)		100	103,000
7.875%	04/15/27		1,852	1,852,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		275	274,849
				3,070,485
Agriculture — 0.1%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,985	1,838,916
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		60	$59,564
5.750%	04/20/29		665	652,345
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,840	1,779,382
				2,491,291
Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	175,838
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	2,565,348
				2,741,186
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33		170	172,305
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	541,026
4.750%	01/15/43		12	9,941
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.664%	09/08/24		1,300	1,286,190
4.000%	11/13/30		500	446,769
6.800%	05/12/28		575	597,011
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		280	275,660
Sr. Unsec’d. Notes
6.050%	10/10/25		130	130,991
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		195	195,642
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	800,593
				4,456,128
Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	59,625
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28(a)		625	609,853
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	318,066

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,300	$1,186,020
				2,173,564
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	135,599
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		400	404,183
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	732,206
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	500	548,241
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	200	218,364
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	199,000
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	92,747
4.000%	09/08/27	EUR	300	327,503
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	654,209
5.933%(ff)	09/15/27		160	162,171
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		2	1,815
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26(a)		330	327,536
Banque Federative du Credit Mutuel SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	223,072
Sub. Notes
3.875%(ff)	06/16/32	EUR	200	213,114
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	124,983
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	195	208,945
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	300,934
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.738%(ff)	02/20/35		200	201,098
Sr. Non-Preferred Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	185,666
3.500%	03/29/28	CNH	5,000	686,835
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		330	329,475
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)		272	$255,236
6.612%(ff)	10/19/27		250	255,034
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/14/34	EUR	100	114,943
BPER Banca (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	235	258,244
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	201,463
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	100	116,523
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	594,732
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
1.250%	11/15/32	EUR	500	468,874
3.375%	09/16/31	EUR	400	442,579
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	146,749
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	584,615
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	571,146
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		1,405	1,345,234
Sub. Notes
6.174%(ff)	05/25/34		80	81,280
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		105	104,837
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	186,838
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	700	614,547
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	250,739
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	87,138
3.500%	01/15/30	EUR	100	109,324
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	110,563
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	11/27/33	EUR	200	226,975
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	100	111,821

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	225	$253,956
Sr. Preferred Notes
4.125%(ff)	01/10/31	EUR	100	111,035
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	225	247,689
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	307,238
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,015,014
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	272,264
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	552,363
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		70	72,133
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	402,364
3.400%	08/18/25	CNH	1,320	182,251
3.500%	07/02/25	CNH	2,200	303,389
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	190,711
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		385	357,022
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,000	809,677
4.482%(ff)	08/23/28		165	161,415
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	800	940,443
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		65	64,865
6.208%(ff)	08/21/29		260	266,260
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	596,260
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		420	372,494
2.545%(ff)	11/08/32		430	357,567
2.580%(ff)	04/22/32		51	43,055
4.851%(ff)	07/25/28		220	218,200
5.012%(ff)	01/23/30(a)		550	547,778
5.040%(ff)	01/23/28		265	264,068
5.336%(ff)	01/23/35(a)		55	55,197
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34(a)		60	55,786
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
7.413%(ff)	10/30/29		295	$311,189
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	180	174,150
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	310,911
Morgan Stanley,
Sr. Unsec’d. Notes
3.790%(ff)	03/21/30	EUR	200	212,565
3.955%(ff)	03/21/35	EUR	300	328,177
5.173%(ff)	01/16/30		335	335,419
5.449%(ff)	07/20/29		140	141,205
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	63,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	611,765
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	186,883
5.250%(ff)	04/21/34		60	59,448
Sub. Notes
2.484%(ff)	09/16/36		55	43,474
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	834	834,391
Permanent TSB Group Holdings PLC (Ireland),
Sr. Unsec’d. Notes
6.625%(ff)	06/30/29	EUR	135	158,240
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34		150	164,226
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	138,604
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	355,479
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	164,334
Sr. Non-Preferred Notes, EMTN
1.250%	12/07/27	GBP	100	110,749
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,021,682
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		165	165,830
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		165	165,172
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		220	219,625
5.867%(ff)	06/08/34		55	55,672
7.161%(ff)	10/30/29		140	149,353

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	$96,847
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		275	283,367
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	170	139,140
4.750%(ff)	03/17/32	EUR	285	322,809
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		850	809,175
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		105	104,213
6.491%(ff)	10/23/34		60	64,403
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30(a)		710	708,757
5.557%(ff)	07/25/34		275	276,278
				31,824,156
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		170	154,205
5.550%	01/23/49		100	104,324
				258,529
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		5	4,674
5.150%	03/02/28		160	161,108
5.600%	03/02/43		45	45,743
				211,525
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	280	308,912
4.375%	05/29/25	EUR	200	213,181
4.500%	11/29/32	EUR	200	228,770
5.800%	11/30/25		655	659,346
6.200%	03/15/54		50	55,064
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	870,029
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		127	124,193
4.875%	12/15/27		750	717,755
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		150	132,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	135	$129,085
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,060,648
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	561,284
				5,060,267
Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28		185	191,948
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	189,006
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29(a)		150	155,821
				536,775
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
5.000%	08/02/41		200	159,875
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	300	322,457
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	1,036,874
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,248,900
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	235	222,941
5.125%	06/14/33	EUR	220	252,670
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	209,427
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	561,180
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	520,377
4.250%	09/25/30	GBP	300	355,264
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29(a)		105	105,224
5.400%	05/01/53		15	15,039

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	$320,585
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	320,443
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		117	82,012
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,198,345
5.250%	01/15/30		1,580	1,541,115
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		575	576,981
				9,049,709
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	421,360
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.291%(c)	12/15/54		100	98,769
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,940	1,776,073
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		150	152,668
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	165	180,309
				2,109,050
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		250	232,183
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		70	70,525
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		40	40,192
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	700	678,962
Covered Bonds, EMTN
0.375%	01/21/32	EUR	400	353,906
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30		95	95,810
6.377%(ff)	06/08/34		470	487,963
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	900	$917,981
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	591	587,686
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	300	327,623
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		95	107,610
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		1,315	1,298,634
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.125%	01/25/29	EUR	265	285,957
3.500%	04/19/32		565	516,067
4.000%	04/20/28		465	449,907
5.500%	11/15/33		404	420,194
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,585	2,631,204
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	366	381,817
Gtd. Notes, 144A
1.250%	09/27/30		450	364,652
2.000%	04/16/31		1,181	993,603
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,223	1,168,891
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	597,085
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	480,088
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		155	179,099
				13,667,639
Electric — 0.6%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	288,862
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		239	197,203
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		565	495,841
4.500%	02/15/28		1,155	1,097,941
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	37,048

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.000%	02/01/31		495	$455,332
5.125%	03/15/28		1,735	1,664,200
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		847	747,315
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	151,426
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	50	68,662
EDP - Energias de Portugal SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	219,248
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	160	131,095
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	600	638,765
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	200	218,469
4.000%	01/11/35	EUR	100	110,696
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,436,250
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		230	227,563
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	71,552
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	924,058
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	529,219
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		55	54,650
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.245%	03/30/34	EUR	135	137,819
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	64,151
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		555	551,959
Gtd. Notes, 144A
3.375%	02/15/29		150	133,415
3.625%	02/15/31		720	621,603
3.875%	02/15/32		55	47,191
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	294,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	$618,796
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		150	110,161
4.200%	03/01/29		394	373,899
4.950%	07/01/50		55	47,380
5.550%	05/15/29		210	211,838
6.100%	01/15/29		250	257,547
Sr. Sec’d. Notes
3.250%	06/01/31		115	99,801
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	354,476
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		20	18,706
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		15	12,762
5.650%	10/01/28		65	66,899
5.850%	11/01/27		130	133,399
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	21,730
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		65	65,001
5.500%	03/15/29		160	163,131
5.700%	03/15/34		80	82,564
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	817,163
8.000%(ff)	10/15/26(oo)		2,100	2,140,166
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,343,750
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,465	2,388,514
5.500%	09/01/26		15	14,773
				20,958,051
Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	300	334,112
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	350	377,540
3.700%	08/15/29	EUR	400	434,915
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	441,440
4.125%	11/02/34	EUR	130	147,565
				1,735,572

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	$193,189
5.500%	07/31/47		200	168,813
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	275,717
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	398,400
				1,036,119
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,350	1,233,627
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		595	600,834
7.000%	02/15/30		425	436,299
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	290,305
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,325	971,025
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		410	401,897
3.755%	03/15/27(a)		130	124,047
4.054%	03/15/29		70	65,561
5.050%	03/15/42(a)		335	287,390
5.141%	03/15/52		20	16,608
6.412%	03/15/26		160	160,005
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)		46	43,602
7.125%	02/15/31		330	341,612
				4,972,812
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		240	246,000
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		280	284,555
5.500%	09/18/26		215	215,795
				746,350
Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		825	771,436
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,170	3,762,595
4.500%	02/16/26	GBP	220	266,827
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	$2,609,022
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,192	1,352,154
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		500	492,536
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	456,184
4.375%	01/31/32		245	219,553
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		290	292,021
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		625	562,257
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		20	20,189
				10,804,774
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		63	55,637
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	35,219
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		327	289,157
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	90,354
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	541,598
				956,328
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		242	243,452
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	432,818
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		270	269,481

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29	1,195	$1,200,387
			1,902,686
Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	193	158,512
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	239	207,362
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	100	83,667
4.625%	06/01/30	1,315	1,177,056
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32(a)	35	30,981
4.625%	03/15/52	50	41,790
5.250%	06/15/26	450	448,715
5.375%	02/01/25	725	723,026
5.875%	02/01/29	275	281,139
5.900%	06/01/53	60	60,343
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	900	897,843
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	350	325,183
4.375%	01/15/30	425	392,992
4.625%	06/15/28	425	404,906
5.125%	11/01/27	685	669,794
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	137	98,248
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	40	32,966
4.375%	03/15/42	110	99,711
5.250%	02/15/28	110	111,993
			6,246,227
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,677	1,682,238
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	49,368
7.250%	10/15/29(a)	1,113	1,126,408
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)	230	224,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	$1,944,888
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,377
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	571,764
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,740	1,570,350
5.250%	12/15/27		20	19,350
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		895	855,420
				8,125,413
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32(a)		875	754,702
Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	100	120,191
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		155	156,207
5.750%	03/01/54		45	46,059
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,000	1,077,124
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	130	148,344
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		225	220,263
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	392,896
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		85	88,296
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		61	53,489
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	731,012
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		65	49,180
				3,083,061

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	235	$264,267
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53		120	126,866
5.750%	05/15/63		110	118,020
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	151,494
				660,647
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	489,191
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,688
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		775	845,614
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		275	271,505
Sr. Sec’d. Notes, 144A
5.875%	02/15/27		350	345,625
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		150	155,675
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		775	757,562
				2,375,981
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	543,705
3.500%	08/18/26		190	179,920
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32		2,000	1,994,938
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		625	606,831
				3,325,394
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		200	207,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26	220	$219,302
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	475	515,009
			942,038
Media — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	725	578,187
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	265	212,872
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	511	415,923
4.250%	01/15/34(a)	900	679,249
4.500%	08/15/30	50	42,001
4.500%	06/01/33	305	238,029
4.750%	03/01/30	476	408,306
5.000%	02/01/28	90	83,808
5.125%	05/01/27	316	301,001
5.375%	06/01/29(a)	235	215,115
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	210	162,086
3.900%	06/01/52	700	445,575
6.150%	11/10/26	220	221,606
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	100	100,401
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	265	268,443
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	1,425	1,274,860
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,550	787,431
5.750%	01/15/30	1,000	529,056
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $23,625; purchased 01/31/24)(f)
6.625%	08/15/27(d)	350	9,961
Sec’d. Notes, 144A (original cost $135,781; purchased 01/31/24)(f)
5.375%	08/15/26(d)	1,975	55,806
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	165	138,851
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	110	46,093
5.875%	11/15/24	215	205,463
7.750%	07/01/26	2,610	1,744,494

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	$561,819
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	718,463
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	977,199
5.250%	05/15/29	GBP	690	798,851
				12,220,949
Mining — 0.0%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		210	213,545
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		370	411,988
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.763%	04/14/27		400	390,200
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		85	85,128
				1,100,861
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	200	177,939
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	222,144
5.000%	01/24/29		135	134,621
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	650	708,223
4.125%	02/13/34		506	497,322
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	165,912
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	120	105,880
3.000%	10/14/33	EUR	155	170,750
				2,004,852
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	521,217
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	388,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	$184,604
5.600%	06/13/28		165	167,374
6.000%	06/13/33		195	200,879
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	240,164
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		710	711,761
9.000%	11/01/27		30	37,827
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	600	618,343
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		122	115,857
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		575	569,909
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	224,767
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	262,985
8.625%	11/01/30		125	134,192
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32		425	428,528
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		129	129,728
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		370	361,289
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	581,346
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	136,547
6.000%	04/15/30		455	445,176
6.000%	02/01/31		140	136,439
6.250%	04/15/32		700	690,749
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,300
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		340	341,252
6.375%	09/01/28(a)		25	26,019
6.950%	07/01/24		180	180,308
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28(a)		225	228,704

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	$695,525
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	800	973,592
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,100	1,044,327
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		220	218,357
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	730,078
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		950	923,265
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	583,421
				12,746,010
Packaging & Containers — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	326,750
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		775	723,980
				1,050,730
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		127	113,088
4.250%	11/21/49		10	8,655
4.950%	03/15/31		175	176,578
5.400%	03/15/54		85	87,486
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		500	469,481
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		134	79,373
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	42,987
5.000%	02/15/29		519	217,980
5.250%	01/30/30		2,005	822,050
5.250%	02/15/31		380	155,800
6.250%	02/15/29		1,338	571,995
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		50	51,159
5.550%	02/22/54		100	102,933
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		160	$160,006
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/09/54		50	49,742
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		25	16,356
5.000%	05/17/53		45	44,024
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	302,762
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	309,965
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		165	163,188
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	510	568,431
				4,514,039
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,178,311
6.625%	02/01/32		345	346,475
7.875%	05/15/26		290	295,749
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		110	110,697
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34(a)		80	79,485
6.042%	08/15/28		205	209,540
6.055%	08/15/26		165	166,567
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		140	145,120
6.497%	08/15/43		100	107,004
Enbridge, Inc. (Canada),
Gtd. Notes
6.200%	11/15/30		50	52,937
6.700%	11/15/53		120	135,059
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		795	778,914
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		815	799,960
Sr. Unsec’d. Notes
5.400%	10/01/47		430	397,029
6.050%	12/01/26		395	403,187
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		625	631,032

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		205	$208,526
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		164	159,856
5.200%	03/01/47		245	224,306
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		115	117,666
5.800%	11/01/30		90	92,755
6.050%	09/01/33		250	260,987
6.625%	09/01/53		60	66,151
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		385	365,587
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		500	521,340
6.500%	03/30/34		50	53,778
6.500%	02/15/53		15	16,113
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	31,509
4.125%	08/15/31		35	31,169
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		45	44,019
4.050%	02/01/30		745	693,952
5.300%	03/01/48		40	34,861
5.450%	04/01/44		235	215,818
6.350%	01/15/29		140	145,104
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		213	204,955
4.900%	03/15/29		240	238,459
				9,563,977
Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	611,557
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	186,032
1.625%	04/20/30	EUR	100	89,442
2.200%	07/24/25	EUR	700	730,902
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,615	2,511,131
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	987,040
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	160,897
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	$408,656
3.200%	08/14/27	CNH	7,000	962,089
				6,647,746
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		735	693,135
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	373,119
9.750%	06/15/25		75	75,026
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		1,009	814,273
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	374,991
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		280	214,634
5.000%	10/15/27(a)		20	16,883
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	185	212,319
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	342,394
5.750%	12/05/31	GBP	290	377,714
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		880	882,521
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,425	1,262,956
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	609,493
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	372,521
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	53,818
4.125%	08/15/30		10	9,107
4.250%	12/01/26		30	28,863
4.500%	09/01/26		125	121,077
4.500%	01/15/28		440	421,647
4.625%	06/15/25		70	69,010
5.750%	02/01/27		5	4,996
				7,330,497

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		415	$390,100
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		55	57,693
6.550%	11/01/33(a)		180	197,062
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	1,823,274
12.000%	11/30/28		1,200	1,273,500
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	372,313
3.875%	10/01/31		375	317,176
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		50	39,802
4.950%	09/15/52(a)		40	38,134
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32		365	362,178
				4,871,232
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		101	90,120
2.600%	02/15/33		565	458,320
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		50	42,871
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		40	28,951
4.250%	12/15/42		16	13,992
4.600%	03/25/40		15	14,093
4.800%	10/01/41		17	16,080
4.875%	02/10/26		110	109,704
5.600%	02/21/54		50	50,965
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		60	61,466
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	213,187
				1,099,749
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		490	382,200
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		415	388,002
3.500%	06/01/41		89	69,418
3.950%	04/30/31	EUR	400	444,289
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.539%	02/20/26		165	$164,994
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		170	170,340
5.300%	02/26/54		80	82,148
5.350%	02/26/64		115	117,834
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	119,250
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	200	221,667
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	635,121
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		130	129,084
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,639
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		255	258,172
7.625%	03/01/26		25	25,817
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	47,306
2.625%	02/15/29		370	331,407
2.875%	02/15/31(a)		284	246,971
3.000%	02/15/41		80	58,918
4.750%	02/01/28		35	34,542
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		49	34,525
2.850%	09/03/41		13	9,360
2.875%	11/20/50		35	22,873
2.987%	10/30/56		48	30,695
3.000%	11/20/60		35	21,820
4.125%	03/16/27		200	195,646
5.500%	02/23/54		35	35,356
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	500	550,613
				4,895,007
Transportation — 0.1%
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	433,427
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,525	1,523,107
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	100	93,207

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	$227,216
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,661
7.125%	02/01/32		240	247,026
				2,626,644
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	05/24/26		290	292,111
6.050%	08/01/28		175	180,188
				472,299
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		90	64,439

Total Corporate Bonds (cost $239,707,163)				221,534,659
Floating Rate and Other Loans — 0.2%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.169%(c)	11/17/28		468	435,629
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.827%(c)	08/12/28		160	160,491
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.176%(c)	03/01/29		2,186	2,183,330
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.445%(c)	03/20/28		346	343,830
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		248	403,463
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26		211	200,826
Second Lien Term Loan
10.000%	08/24/26		1,915	50,756
				655,045
Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.195%(c)	03/06/28		668	668,054
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Telecommunications — 0.1%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27	1,176	$1,122,501

Total Floating Rate and Other Loans (cost $5,579,954)			5,568,880
Municipal Bonds — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	90	102,433
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	438,482
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	540	456,418
			997,333
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	135	150,249
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	466	269,046

Total Municipal Bonds (cost $1,552,910)			1,416,628
Residential Mortgage-Backed Securities — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/41	220	226,016
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.570%(c)	03/25/42	115	128,356
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.570%(c)	03/25/42	60	65,283
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	10/25/43	80	82,039
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.320%(c)	09/26/33	200	200,785
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	11/25/41	40	40,227
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	179	158,187

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.820%(c)	10/25/33		100	$109,982
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	11/25/41		180	181,023
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	08/25/33		220	233,933
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/33		145	156,090
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	09/25/41		430	431,203
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.670%(c)	12/25/41		200	201,122
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.720%(c)	02/25/42		200	203,617
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		66	10,726
Series 4910, Class MI, IO
4.000%	08/25/49		84	17,502
Series 5020, Class IH, IO
3.000%	08/25/50		389	62,260
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		781	752,264
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		280	242,329

Total Residential Mortgage-Backed Securities (cost $3,431,438)				3,502,944
Sovereign Bonds — 1.7%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	916,915
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	824	451,902
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	712	455,526
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	607	323,231
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,713	653,731
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	533	321,993
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	$118,080
6.350%	11/30/41	EUR	200	262,922
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,689	2,648,468
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.625%	09/23/34	EUR	600	696,061
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	159	182,473
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	221,545
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	280	211,232
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	185	95,537
3.500%	12/01/45	CAD	244	182,341
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,956,233
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,300	1,383,066
Colombian TES (Colombia),
Bonds, Series B
6.000%	04/28/28	COP	702,800	161,295
7.250%	10/18/34	COP	124,000	26,056
7.250%	10/26/50	COP	172,300	31,238
9.250%	05/28/42	COP	176,900	40,270
13.250%	02/09/33	COP	259,300	78,890
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	360,471
1.500%	06/17/31	EUR	1,000	964,222
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,165,045
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 078
2.500%	08/25/28	CZK	1,780	72,175
Sr. Unsec’d. Notes, Series 103
2.000%	10/13/33	CZK	650	23,397
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	510	18,467
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	940	31,311
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	905	164,528
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	159,621

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	192	$165,173
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	180	169,352
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	545	325,638
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.000%	09/15/33	EUR	193	211,858
French Republic Government Bond OAT (France),
Bonds, 144A
1.750%	05/25/66	EUR	105	77,181
3.000%	06/25/49	EUR	480	499,484
Bonds, Series OATe, 144A
0.600%	07/25/34	EUR	565	612,115
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,689,651
3.375%	06/15/34	EUR	117	125,977
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	141,477
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	284,213
Hungary Government Bond (Hungary),
Bonds, Series 32/A
4.750%	11/24/32	HUF	12,930	31,003
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,200	1,060,375
6.125%	05/22/28		200	205,062
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	284,246
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	770,097
5.650%	01/11/53		200	208,312
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	1,481,000	93,035
Bonds, Series 087
6.500%	02/15/31	IDR	2,149,000	134,524
Bonds, Series 089
6.875%	08/15/51	IDR	798,000	49,746
Bonds, Series 090
5.125%	04/15/27	IDR	1,263,000	76,736
Bonds, Series 092
7.125%	06/15/42	IDR	1,134,000	72,839
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.500%	05/15/50	EUR	121	95,339
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
5.500%	03/12/34		200	$197,687
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	100,155
6.875%	10/21/34	GBP	100	142,046
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 30Y, 144A
4.500%	10/01/53	EUR	62	70,473
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	37,200	164,047
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	12,450	79,571
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	323,200	2,472,205
Bonds, Series 65
0.400%	12/20/49	JPY	376,400	1,838,602
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	591,365
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 098, 144A
3.300%	06/22/54	EUR	72	76,986
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	419	451,107
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	98	108,254
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	673,120	482,988
Bonds, Series 4009
1.500%	09/10/40	KRW	344,830	195,814
Bonds, Series 5203
2.500%	03/10/52	KRW	464,630	293,604
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	338,240	228,349
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	256,147
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	493,993
2.125%	06/01/32	EUR	300	294,324
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	208	42,974
Bonds, Series 0122
3.582%	07/15/32	MYR	467	96,853
Bonds, Series 0123
4.457%	03/31/53	MYR	130	28,736
Bonds, Series 0307
3.502%	05/31/27	MYR	543	114,652
Bonds, Series 0318
4.642%	11/07/33	MYR	162	36,348

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 0413
3.844%	04/15/33	MYR	232	$48,908
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	2,536	137,198
5.750%	03/05/26	MXN	2,167	120,622
7.500%	05/26/33	MXN	5,063	271,680
7.750%	05/29/31	MXN	763	42,267
8.000%	07/31/53	MXN	418	21,497
Bonds, Series M20
7.500%	06/03/27	MXN	5,216	296,945
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	900	48,522
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	834,120
6.350%	02/09/35		300	309,937
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	651	485,796
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	391	242,374
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0433
3.500%	04/14/33	NZD	294	162,005
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	3,742	1,521,969
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 480, 144A
2.000%	04/26/28	NOK	1,031	89,284
Peru Government Bond (Peru),
Bonds
5.940%	02/12/29	PEN	290	77,529
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	423	97,988
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	941,600
2.783%	01/23/31		100	85,906
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	978,331
1.200%	04/28/33	EUR	300	259,632
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/20/34	EUR	185	197,222
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	150	88,718
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	118	65,199
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		336	320,731
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	507	$570,429
Unsec’d. Notes
3.450%	06/02/45	CAD	397	256,176
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		947	896,443
Unsec’d. Notes
3.100%	12/01/51	CAD	146	86,669
3.500%	12/01/45	CAD	206	132,975
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	350	223,587
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	327	319,805
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	127	102,965
2.900%	02/20/33	EUR	170	184,871
3.450%	10/20/30	EUR	152	171,243
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	115	93,510
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		1,390	1,225,442
3.875%	05/06/51		1,500	1,032,583
4.000%	10/17/49		475	339,821
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	354,430
6.000%	08/04/28	GBP	958	1,243,673
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,020	1,005,014
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	218	41,749
Bonds, Series 1033
6.000%	10/25/33	PLN	92	23,924
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	03/18/54		30	29,776
Romania Government Bond (Romania),
Bonds, Series 08Y
4.850%	07/25/29	RON	365	73,925
Bonds, Series 10Y
7.200%	10/30/33	RON	290	65,451
8.250%	09/29/32	RON	75	18,086
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	24,938
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29		78	78,049
6.625%	02/17/28		62	63,830
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	27,996
5.375%	03/22/31	EUR	123	133,569

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	$973,864
3.375%	01/28/50	EUR	50	38,063
3.875%	10/29/35	EUR	25	23,330
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	28,716
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	496,001
Sr. Unsec’d. Notes, 144A
5.000%	01/16/34		300	298,594
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,557,792
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,307,526
Singapore Government Bond (Singapore),
Bonds
2.375%	06/01/25	SGD	91	66,460
3.500%	03/01/27	SGD	41	30,630
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	45	26,295
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	217,901
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	31	32,148
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	182	202,508
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	2,100	1,257,588
1.900%	10/31/52	EUR	299	221,358
3.250%	04/30/34	EUR	276	300,151
3.900%	07/30/39	EUR	420	474,831
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	544,857
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	1,820	161,060
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	34	43,178
3.250%	06/27/27	CHF	279	333,006
3.500%	04/08/33	CHF	256	354,349
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	9,407	253,354
2.750%	06/17/52	THB	1,939	48,704
Sr. Unsec’d. Notes
3.350%	06/17/33	THB	1,845	53,913
4.000%	06/17/55	THB	1,274	39,961
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	748	364,205
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	431	$196,252
United Kingdom Gilt (United Kingdom),
Bonds
3.750%	01/29/38	GBP	1,051	1,268,604
3.750%	10/22/53	GBP	690	777,264
4.250%	12/07/46	GBP	43	53,084
4.500%	06/07/28	GBP	637	821,605
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	496	653,072

Total Sovereign Bonds (cost $68,204,606)				60,706,088
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51		48	38,525
2.500%	06/01/30		52	49,117
2.500%	11/01/35		69	62,578
2.500%	01/01/51		331	276,068
2.500%	08/01/51		292	242,051
3.000%	06/01/30		15	13,839
3.000%	09/01/35		56	52,220
3.000%	08/01/46		179	157,447
3.500%	10/01/30		13	12,671
3.500%	08/01/33		81	78,141
3.500%	07/01/45		79	72,227
3.500%	03/01/48		401	366,198
4.000%	01/01/33		115	112,104
4.000%	06/01/42		34	32,108
4.000%	09/01/44		67	63,206
4.000%	04/01/45		18	17,045
4.000%	05/01/45		49	46,697
4.000%	05/01/46		60	56,613
4.000%	01/01/47		81	76,741
4.500%	12/01/34		19	18,423
4.500%	07/01/41		26	25,086
4.500%	03/01/44		32	31,626
4.500%	12/01/45		66	65,159
4.500%	09/01/50		157	151,497
5.000%	02/01/42		89	89,233
5.500%	08/01/40		6	6,112
5.500%	12/01/53		784	780,260
6.000%	12/01/52		152	155,001
6.000%	03/01/53		70	71,165
6.750%	03/15/31		1,280	1,465,815
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29		373	289,499
Federal National Mortgage Assoc.
1.500%	TBA		50	37,635
2.000%	TBA		1,185	937,321
2.000%	04/01/30		6	5,420
2.000%	04/01/31		25	23,211
2.000%	05/01/36		200	178,893
2.000%	06/01/40		102	86,483
2.000%	11/01/40		24	20,672
2.000%	12/01/40		185	156,496

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	11/01/41	399	$335,957
2.000%	07/01/50	141	112,892
2.000%	02/01/51	477	379,731
2.000%	03/01/51	124	99,902
2.000%	03/01/51	148	119,203
2.000%	07/01/51	436	348,932
2.500%	TBA	35	31,842
2.500%	TBA	1,014	838,031
2.500%	06/01/30	14	13,108
2.500%	07/01/30	30	28,464
2.500%	04/01/37	341	305,472
2.500%	04/01/45	9	7,563
2.500%	09/01/46	8	6,936
2.500%	04/01/50	108	90,281
2.500%	12/01/51	184	154,826
2.500%	01/01/52	447	372,574
3.000%	06/01/30	47	44,520
3.000%	07/01/30	5	5,213
3.000%	07/01/30	28	26,837
3.000%	07/01/30	33	31,389
3.000%	09/01/30	32	30,642
3.000%	11/01/30	16	15,067
3.000%	03/01/31	52	49,434
3.000%	07/01/33	54	50,759
3.000%	03/01/35	17	16,148
3.000%	09/01/35	28	25,798
3.000%	06/01/45	165	146,867
3.000%	08/01/45	167	147,483
3.000%	01/01/46	28	25,035
3.000%	10/01/46	61	53,621
3.000%	10/01/46	87	76,886
3.000%	11/01/46	230	202,301
3.000%	12/01/46	95	83,984
3.000%	08/01/50	70	60,804
3.500%	12/01/29	23	21,940
3.500%	05/01/30	19	17,948
3.500%	10/01/30	30	29,035
3.500%	02/01/37	26	24,906
3.500%	08/01/47	45	41,169
3.500%	10/01/50	425	385,494
3.500%	07/01/51	177	160,531
3.500%	09/01/57	116	102,624
3.500%	05/01/58	162	143,594
4.000%	04/01/35	29	27,709
4.000%	03/01/41	63	59,650
4.000%	11/01/42	90	85,628
4.000%	06/01/44	35	33,374
4.000%	03/01/45	22	21,103
4.000%	04/01/47	71	67,644
4.000%	12/01/47	77	72,546
4.000%	02/01/49	242	227,015
4.260%	03/01/29	120	117,753
4.480%	02/01/29	95	93,650
4.500%	TBA	579	551,337
4.500%	03/01/44	20	19,899
4.500%	06/01/44	5	5,333
4.500%	06/01/48	68	65,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	01/01/51	194	$188,238
4.570%	01/01/29	100	99,160
4.820%	04/01/29	95	95,475
4.910%	01/01/29	100	100,600
4.920%	12/01/28	100	100,575
5.000%	TBA	272	265,380
5.000%	05/01/38	47	46,873
5.280%	01/01/29	100	101,704
5.500%	TBA	165	164,181
5.500%	07/01/38	26	26,856
5.500%	05/01/39	32	32,824
5.500%	05/01/40	17	17,119
6.000%	TBA	285	287,539
6.000%	TBA	688	694,264
6.000%	02/01/36	19	19,677
6.000%	11/01/38	17	17,739
6.000%	09/01/39	42	43,427
6.000%	06/01/40	24	24,588
6.000%	05/01/53	115	118,030
6.625%	11/15/30(k)	585	661,270
7.000%	TBA	310	319,230
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	94,104
Government National Mortgage Assoc.
2.000%	TBA	570	466,894
2.000%	11/20/50	280	229,347
2.500%	TBA	60	51,097
2.500%	01/20/47	38	33,077
3.000%	11/20/43	171	153,353
3.000%	01/15/45	21	19,099
3.000%	06/20/47	329	294,367
3.500%	04/15/45	23	21,029
3.500%	09/20/45	78	72,105
3.500%	07/20/47	394	364,168
3.500%	08/20/47	172	158,300
4.000%	03/15/44	47	45,367
4.000%	02/20/46	23	22,093
4.000%	03/20/46	105	99,929
4.000%	07/20/47	183	173,710
4.000%	12/20/47	68	64,241
4.500%	TBA	140	134,516
4.500%	10/15/41	27	26,323
5.000%	TBA	75	73,707
5.000%	06/15/38	13	13,382
5.000%	12/15/39	20	20,324
5.000%	10/20/42	6	6,474
5.000%	03/15/44	83	83,485
5.500%	TBA	425	424,601
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	375	357,186

Total U.S. Government Agency Obligations (cost $21,836,893)			20,061,772
U.S. Treasury Obligations — 4.5%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	31,901	21,533,175
2.000%	08/15/51(k)	5,642	3,497,158

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.250%	05/15/41(k)	27,910	$20,627,234
2.375%	05/15/51	180	122,288
2.875%	05/15/49	4,375	3,328,418
3.000%	02/15/49(h)	44,460	34,664,907
3.125%	11/15/41	1,347	1,131,901
3.375%	08/15/42	1,800	1,555,594
3.875%	02/15/43	605	559,530
4.000%	11/15/42	184	173,391
4.000%	11/15/52	1,381	1,299,219
4.750%	11/15/43(h)(k)	1,428	1,482,219
4.750%	11/15/53	260	277,713
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	693	685,368
U.S. Treasury Notes
1.250%	06/30/28(k)	595	525,459
1.500%	11/30/28(k)	765	676,726
2.750%	08/15/32(h)	3,850	3,454,773
3.500%	02/15/33	885	838,538
3.875%	04/30/25	12,015	11,872,322
3.875%	12/31/29	6,685	6,564,879
3.875%	08/15/33	50	48,703
4.000%	01/31/29	60	59,400
4.000%	02/15/34	260	255,775
4.125%	11/15/32	649	644,842
4.250%	12/31/25(h)(k)	11,460	11,366,888
4.250%	01/31/26	135	133,951
4.250%	02/28/29	245	245,402
4.375%	11/30/30	1,250	1,260,547
4.500%	11/15/33	2,690	2,750,945
4.625%	09/30/30	4,230	4,323,853
4.875%	11/30/25	10,909	10,926,471
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	455,766
1.963%(s)	08/15/41	10,630	4,761,493
2.060%(s)	05/15/43(k)	4,530	1,863,493
2.117%(s)	05/15/44(k)	1,630	640,794
2.121%(s)	08/15/44	820	319,416
2.600%(s)	11/15/40(k)	10,720	4,994,431
3.844%(s)	02/15/43	5,625	2,340,527
3.930%(s)	02/15/41	1,165	536,037
4.920%(s)	08/15/48	675	221,511

Total U.S. Treasury Obligations (cost $175,636,909)			163,021,057

Total Long-Term Investments (cost $2,847,700,728)			3,033,093,748

Shares
Short-Term Investments — 17.2%
Affiliated Mutual Funds — 16.3%
PGIM Core Ultra Short Bond Fund(wa)	552,002,755	552,002,755
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $37,233,354; includes $36,951,142 of cash collateral for securities on loan)(b)(wa)	37,248,032	$37,229,408

Total Affiliated Mutual Funds (cost $589,236,109)		589,232,163

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
Crown Castle International Corp.
5.835%	04/18/24		1,125	1,121,204
Engie SA
5.379%	05/09/24		900	894,439
Parker-Hannifin Corp.
5.446%	04/25/24		500	497,856
Rogers Communications, Inc.
5.741%	05/02/24		1,125	1,118,913

Total Commercial Paper (cost $3,634,552)					3,632,412
Foreign Treasury Obligations(n) — 0.2%
Japan Treasury Discount Bills, Series 1206
(0.210)%	04/15/24	JPY	748,150	4,942,215
Japan Treasury Discount Bills, Series 1208
(0.187)%	04/22/24	JPY	410,000	2,708,432

Total Foreign Treasury Obligations (cost $7,938,559)					7,650,647
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
5.153%	04/01/24		219	218,869
(cost $219,000)
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
5.270%	06/20/24		21,150	20,904,824
(cost $20,905,929)

	Shares
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.221%) (Institutional Shares)	1,671,833	1,671,833
(cost $1,671,833)

Total Short-Term Investments (cost $623,605,982)		623,310,748

TOTAL INVESTMENTS—101.0% (cost $3,471,306,710)		3,656,404,496

Liabilities in excess of other assets(z) — (1.0)%		(34,527,227)

Net Assets — 100.0%		$3,621,877,269

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCS	Standard Chartered Securities
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $363 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,192,360; cash collateral of $36,951,142 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $952,074. The aggregate value of $733,953 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/16/24	$(59)		$(52,277)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(375)		(322,579)
Federal National Mortgage Assoc.	3.000%	TBA	04/16/24	(100)		(93,065)
Federal National Mortgage Assoc.	3.500%	TBA	04/11/24	(1,320)		(1,181,238)
Federal National Mortgage Assoc.	3.500%	TBA	04/16/24	(75)		(71,284)
Federal National Mortgage Assoc.	4.000%	TBA	04/11/24	(169)		(156,494)
Federal National Mortgage Assoc.	4.000%	TBA	04/16/24	(100)		(96,849)
Federal National Mortgage Assoc.	4.500%	TBA	04/16/24	(425)		(418,407)
Federal National Mortgage Assoc.	6.500%	TBA	04/11/24	(255)		(260,513)
Government National Mortgage Assoc.	3.000%	TBA	04/18/24	(30)		(26,453)
Government National Mortgage Assoc.	3.500%	TBA	04/18/24	(123)		(111,915)
Government National Mortgage Assoc.	4.000%	TBA	04/18/24	(440)		(411,703)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $3,219,356)						$(3,202,777)

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
184	3 Month CME SOFR	Jun. 2024	$43,549,350	$11,705
1,099	2 Year U.S. Treasury Notes	Jun. 2024	224,728,329	(246,509)
10	5 Year Canadian Government Bonds	Jun. 2024	822,930	868
1,779	5 Year U.S. Treasury Notes	Jun. 2024	190,380,806	222,692
6	10 Year Canadian Government Bonds	Jun. 2024	533,048	828
1,793	10 Year U.S. Treasury Notes	Jun. 2024	198,658,806	761,975
209	10 Year U.S. Ultra Treasury Notes	Jun. 2024	23,953,360	124,888
A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
429	20 Year U.S. Treasury Bonds	Jun. 2024	$51,667,688	$562,271
502	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	64,758,000	750,835
64	Euro Schatz Index	Jun. 2024	7,298,204	1,952
18	Euro-BTP Italian Government Bond	Jun. 2024	2,311,091	32,025
3	Euro-OAT	Jun. 2024	414,829	2,360
334	Mini MSCI EAFE Index	Jun. 2024	39,363,570	513,709
83	Russell 2000 E-Mini Index	Jun. 2024	8,905,485	153,780
538	S&P 500 E-Mini Index	Jun. 2024	142,798,650	3,149,222
				6,042,601
Short Positions:
58	2 Year U.S. Treasury Notes	Jun. 2024	11,860,094	13,281
42	5 Year Euro-Bobl	Jun. 2024	5,358,109	(34,245)
27	10 Year Australian Treasury Bonds	Jun. 2024	2,051,099	(15,569)
1	10 Year Korea Treasury Bonds	Jun. 2024	84,368	(293)
64	10 Year Euro-Bund	Jun. 2024	9,209,409	(71,696)
11	10 Year Japanese Bonds	Jun. 2024	10,600,344	(14,971)
6	10 Year Mini Japanese Government Bonds	Jun. 2024	577,527	(1,594)
35	10 Year U.K. Gilt	Jun. 2024	4,414,874	(16,262)
35	10 Year U.S. Treasury Notes	Jun. 2024	3,877,891	(18,308)
39	10 Year U.S. Ultra Treasury Notes	Jun. 2024	4,469,766	(4,094)
65	20 Year U.S. Treasury Bonds	Jun. 2024	7,828,438	(43,464)
8	30 Year Euro Buxl	Jun. 2024	1,172,063	(18,710)
54	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	6,966,000	(79,897)
58	British Pound Currency	Jun. 2024	4,577,288	17,211
319	Euro Currency	Jun. 2024	43,150,731	453,179
120	Euro Schatz Index	Jun. 2024	13,684,133	(9,161)
				155,407
				$6,198,008
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	4,061	$2,647,422	$2,646,786	$—	$(636)
Expiring 04/03/24	BARC	AUD	3,476	2,261,444	2,265,508	4,064	—
Expiring 04/03/24	BARC	AUD	851	554,779	554,646	—	(133)
Expiring 04/03/24	BARC	AUD	505	334,552	329,137	—	(5,415)
Expiring 04/03/24	BARC	AUD	505	332,660	329,138	—	(3,522)
Expiring 04/03/24	BNP	AUD	1,525	989,940	993,929	3,989	—
Expiring 04/03/24	BNP	AUD	1,010	669,158	658,275	—	(10,883)
Expiring 04/03/24	BNP	AUD	510	332,240	332,396	156	—
Expiring 04/03/24	BNP	AUD	85	55,437	55,399	—	(38)
Expiring 04/03/24	BOA	AUD	165	108,502	107,540	—	(962)
Expiring 04/03/24	CITI	AUD	255	169,229	166,198	—	(3,031)
Expiring 04/03/24	GSI	AUD	445	290,304	290,032	—	(272)
Expiring 04/03/24	GSI	AUD	335	221,662	218,338	—	(3,324)
Expiring 04/03/24	JPM	AUD	510	331,974	332,396	422	—
Expiring 04/03/24	JPM	AUD	45	29,358	29,329	—	(29)
Expiring 04/03/24	JPM	AUD	40	26,020	26,071	51	—
Expiring 04/03/24	MSI	AUD	335	221,504	218,339	—	(3,165)
Expiring 04/03/24	MSI	AUD	255	168,141	166,198	—	(1,943)
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/03/24	SG	AUD	335	$222,061	$218,338	$—	$(3,723)
Expiring 04/03/24	SSB	AUD	45	29,317	29,329	12	—
Expiring 04/03/24	SSB	AUD	45	29,413	29,329	—	(84)
Expiring 04/03/24	TD	AUD	510	334,285	332,396	—	(1,889)
Expiring 04/03/24	WBC	AUD	340	225,499	221,598	—	(3,901)
Expiring 04/03/24	WBC	AUD	85	55,280	55,399	119	—
Expiring 05/08/24	BARC	AUD	2,828	1,845,464	1,845,001	—	(463)
Expiring 05/08/24	DB	AUD	510	331,192	332,727	1,535	—
Expiring 05/08/24	GSI	AUD	85	55,514	55,454	—	(60)
Brazilian Real,
Expiring 04/02/24	BARC	BRL	310	62,047	61,776	—	(271)
Expiring 04/02/24	BOA	BRL	1,723	347,548	343,359	—	(4,189)
Expiring 04/02/24	CITI	BRL	2,390	481,000	476,348	—	(4,652)
Expiring 04/02/24	CITI	BRL	2,368	475,000	471,859	—	(3,141)
Expiring 04/02/24	CITI	BRL	1,548	309,835	308,484	—	(1,351)
Expiring 04/02/24	CITI	BRL	670	134,554	133,517	—	(1,037)
Expiring 04/02/24	DB	BRL	14,002	2,827,865	2,790,374	—	(37,491)
Expiring 04/02/24	MSI	BRL	135	27,061	26,903	—	(158)
Expiring 04/02/24	TD	BRL	3,604	718,000	718,132	132	—
Expiring 05/03/24	CITI	BRL	17,002	3,400,500	3,378,186	—	(22,314)
Expiring 05/03/24	CITI	BRL	2,218	443,378	440,706	—	(2,672)
British Pound,
Expiring 04/02/24	BNP	GBP	132	167,369	166,972	—	(397)
Expiring 04/02/24	BOA	GBP	177	224,044	223,966	—	(78)
Expiring 04/02/24	MSI	GBP	976	1,237,250	1,231,817	—	(5,433)
Expiring 04/02/24	MSI	GBP	821	1,034,186	1,035,732	1,546	—
Expiring 04/02/24	MSI	GBP	239	303,288	301,596	—	(1,692)
Expiring 04/03/24	BARC	GBP	261	332,074	329,432	—	(2,642)
Expiring 04/03/24	BARC	GBP	98	125,057	123,695	—	(1,362)
Expiring 04/03/24	BNP	GBP	526	662,837	663,912	1,075	—
Expiring 04/03/24	BNP	GBP	523	666,940	660,126	—	(6,814)
Expiring 04/03/24	BNP	GBP	522	668,711	658,864	—	(9,847)
Expiring 04/03/24	BNP	GBP	500	632,000	631,096	—	(904)
Expiring 04/03/24	BNP	GBP	262	333,929	330,694	—	(3,235)
Expiring 04/03/24	BNP	GBP	174	221,471	219,621	—	(1,850)
Expiring 04/03/24	BNP	GBP	66	83,769	83,304	—	(465)
Expiring 04/03/24	BNP	GBP	59	76,017	74,470	—	(1,547)
Expiring 04/03/24	BOA	GBP	3,047	3,853,340	3,845,897	—	(7,443)
Expiring 04/03/24	GSI	GBP	174	223,738	219,621	—	(4,117)
Expiring 04/03/24	HSBC	GBP	7,023	8,857,408	8,864,369	6,961	—
Expiring 04/03/24	HSBC	GBP	403	508,264	508,663	399	—
Expiring 04/03/24	JPM	GBP	523	665,732	660,126	—	(5,606)
Expiring 04/03/24	JPM	GBP	521	667,985	657,602	—	(10,383)
Expiring 04/03/24	JPM	GBP	131	166,886	165,347	—	(1,539)
Expiring 04/03/24	JPM	GBP	44	55,847	55,537	—	(310)
Expiring 04/03/24	JPM	GBP	44	55,850	55,536	—	(314)
Expiring 04/03/24	JPM	GBP	22	27,915	27,769	—	(146)
Expiring 04/03/24	MSI	GBP	173	221,616	218,359	—	(3,257)
Expiring 04/03/24	MSI	GBP	22	27,792	27,768	—	(24)
Expiring 04/03/24	RBC	GBP	173	221,635	218,359	—	(3,276)
Expiring 04/03/24	SCS	GBP	261	332,640	329,432	—	(3,208)
Expiring 04/03/24	UAG	GBP	347	445,115	437,980	—	(7,135)
Expiring 04/03/24	UAG	GBP	22	27,903	27,768	—	(135)
Expiring 05/08/24	BARC	GBP	44	55,565	55,547	—	(18)
Expiring 05/08/24	BNP	GBP	528	667,053	666,563	—	(490)
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/08/24	HSBC	GBP	3,047	$3,843,530	$3,846,623	$3,093	$—
Expiring 05/08/24	HSBC	GBP	205	258,974	258,798	—	(176)
Expiring 05/08/24	MSI	GBP	264	332,490	333,281	791	—
Expiring 05/08/24	MSI	GBP	88	111,185	111,094	—	(91)
Canadian Dollar,
Expiring 04/03/24	BNP	CAD	900	662,541	664,485	1,944	—
Expiring 04/03/24	BNP	CAD	554	411,141	408,659	—	(2,482)
Expiring 04/03/24	BNP	CAD	346	257,336	255,825	—	(1,511)
Expiring 04/03/24	CWMC	CAD	6,012	4,430,639	4,438,762	8,123	—
Expiring 04/03/24	CWMC	CAD	1,918	1,413,500	1,416,092	2,592	—
Expiring 04/03/24	CWMC	CAD	90	66,302	66,448	146	—
Expiring 04/03/24	JPM	CAD	445	327,997	328,551	554	—
Expiring 04/03/24	RBC	CAD	7,540	5,548,320	5,566,911	18,591	—
Expiring 04/03/24	RBC	CAD	75	55,592	55,374	—	(218)
Expiring 04/03/24	SSB	CAD	75	55,546	55,374	—	(172)
Expiring 04/03/24	SSB	CAD	40	29,500	29,533	33	—
Expiring 04/03/24	TD	CAD	40	29,476	29,533	57	—
Expiring 04/19/24	BNP	CAD	1,010	751,632	745,963	—	(5,669)
Expiring 05/08/24	JPM	CAD	75	55,261	55,401	140	—
Expiring 05/08/24	RBC	CAD	6,012	4,426,196	4,440,976	14,780	—
Expiring 05/08/24	RBC	CAD	1,123	826,783	829,544	2,761	—
Chilean Peso,
Expiring 04/03/24	BARC	CLP	21,850	22,173	22,298	125	—
Expiring 04/03/24	GSI	CLP	21,900	22,281	22,349	68	—
Expiring 04/03/24	JPM	CLP	21,850	22,538	22,298	—	(240)
Expiring 04/03/24	MSI	CLP	381,398	389,579	389,212	—	(367)
Expiring 04/03/24	MSI	CLP	79,861	81,574	81,497	—	(77)
Expiring 04/03/24	MSI	CLP	64,600	65,896	65,923	27	—
Expiring 04/03/24	MSI	CLP	21,850	22,393	22,298	—	(95)
Expiring 05/08/24	JPM	CLP	24,000	24,479	24,466	—	(13)
Expiring 05/08/24	MSI	CLP	54,900	55,788	55,966	178	—
Expiring 06/21/24	MSI	CLP	968,883	1,023,000	986,798	—	(36,202)
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	7,550	1,041,667	1,039,649	—	(2,018)
Expiring 04/03/24	JPM	CNH	1,273	175,635	175,295	—	(340)
Expiring 04/03/24	JPM	CNH	1,168	162,248	160,836	—	(1,412)
Expiring 04/03/24	JPM	CNH	781	108,606	107,545	—	(1,061)
Expiring 04/03/24	JPM	CNH	482	66,999	66,372	—	(627)
Expiring 04/03/24	JPM	CNH	399	55,452	54,943	—	(509)
Expiring 04/03/24	JPM	CNH	393	54,703	54,116	—	(587)
Expiring 04/03/24	SSB	CNH	1,897	264,534	261,220	—	(3,314)
Expiring 04/03/24	SSB	CNH	420	58,486	57,835	—	(651)
Expiring 04/10/24	CA	CNH	3,231	457,564	445,031	—	(12,533)
Expiring 04/24/24	BARC	CNH	444	61,971	61,250	—	(721)
Expiring 04/24/24	CITI	CNH	12,562	1,732,001	1,731,316	—	(685)
Expiring 04/24/24	HSBC	CNH	11,100	1,553,000	1,529,790	—	(23,210)
Expiring 04/24/24	JPM	CNH	11,375	1,583,000	1,567,685	—	(15,315)
Expiring 04/24/24	MSI	CNH	12,285	1,697,001	1,693,060	—	(3,941)
Colombian Peso,
Expiring 04/03/24	BNP	COP	958,773	242,310	247,743	5,433	—
Expiring 04/03/24	CITI	COP	766,155	199,105	197,971	—	(1,134)
Expiring 04/03/24	JPM	COP	379,000	96,857	97,932	1,075	—
Expiring 04/03/24	MSI	COP	87,200	22,285	22,532	247	—
Expiring 04/03/24	SCS	COP	87,200	22,279	22,532	253	—
Expiring 05/08/24	CITI	COP	1,069,373	276,388	274,762	—	(1,626)
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/20/24	BNP	COP	2,895,048	$731,010	$738,783	$7,773	$—
Expiring 06/20/24	CITI	COP	4,815,267	1,209,016	1,228,801	19,785	—
Czech Koruna,
Expiring 04/03/24	BOA	CZK	2,580	111,035	109,996	—	(1,039)
Expiring 04/03/24	JPM	CZK	1,440	62,380	61,393	—	(987)
Expiring 04/03/24	MSI	CZK	4,750	202,748	202,513	—	(235)
Expiring 04/03/24	RBC	CZK	2,580	111,149	109,996	—	(1,153)
Expiring 04/03/24	UAG	CZK	3,504	150,103	149,390	—	(713)
Expiring 04/19/24	MSI	CZK	3,531	154,865	150,532	—	(4,333)
Expiring 05/09/24	UAG	CZK	6,190	265,109	263,877	—	(1,232)
Danish Krone,
Expiring 04/03/24	BARC	DKK	1,183	171,795	171,157	—	(638)
Euro,
Expiring 04/02/24	BNP	EUR	711	772,941	767,448	—	(5,493)
Expiring 04/02/24	BNP	EUR	415	448,201	447,985	—	(216)
Expiring 04/02/24	BNP	EUR	391	423,977	422,261	—	(1,716)
Expiring 04/02/24	MSI	EUR	842	912,673	908,337	—	(4,336)
Expiring 04/03/24	BARC	EUR	613	663,665	661,489	—	(2,176)
Expiring 04/03/24	BARC	EUR	409	448,031	441,352	—	(6,679)
Expiring 04/03/24	BARC	EUR	407	443,420	439,195	—	(4,225)
Expiring 04/03/24	BARC	EUR	407	443,960	439,194	—	(4,766)
Expiring 04/03/24	BARC	EUR	204	223,403	220,136	—	(3,267)
Expiring 04/03/24	BARC	EUR	147	160,621	158,628	—	(1,993)
Expiring 04/03/24	BARC	EUR	147	160,436	158,628	—	(1,808)
Expiring 04/03/24	BARC	EUR	54	59,047	58,272	—	(775)
Expiring 04/03/24	BNP	EUR	613	665,962	661,490	—	(4,472)
Expiring 04/03/24	BNP	EUR	300	325,045	323,730	—	(1,315)
Expiring 04/03/24	BNP	EUR	206	222,844	222,295	—	(549)
Expiring 04/03/24	BNP	EUR	204	223,132	220,136	—	(2,996)
Expiring 04/03/24	BNP	EUR	204	223,229	220,137	—	(3,092)
Expiring 04/03/24	BNP	EUR	153	165,539	165,103	—	(436)
Expiring 04/03/24	BNP	EUR	153	165,508	165,102	—	(406)
Expiring 04/03/24	BOA	EUR	111	120,386	119,780	—	(606)
Expiring 04/03/24	CITI	EUR	204	222,977	220,137	—	(2,840)
Expiring 04/03/24	CITI	EUR	26	28,469	28,057	—	(412)
Expiring 04/03/24	DB	EUR	40,645	43,977,890	43,860,100	—	(117,790)
Expiring 04/03/24	GSI	EUR	159	173,058	171,578	—	(1,480)
Expiring 04/03/24	JPM	EUR	1,222	1,327,189	1,318,663	—	(8,526)
Expiring 04/03/24	JPM	EUR	306	331,559	330,206	—	(1,353)
Expiring 04/03/24	JPM	EUR	306	332,581	330,206	—	(2,375)
Expiring 04/03/24	JPM	EUR	306	331,559	330,206	—	(1,353)
Expiring 04/03/24	JPM	EUR	142	154,334	153,233	—	(1,101)
Expiring 04/03/24	JPM	EUR	57	61,886	61,509	—	(377)
Expiring 04/03/24	MSI	EUR	20,071	21,737,194	21,658,656	—	(78,538)
Expiring 04/03/24	MSI	EUR	2,151	2,329,565	2,321,148	—	(8,417)
Expiring 04/03/24	MSI	EUR	407	444,028	439,195	—	(4,833)
Expiring 04/03/24	SSB	EUR	204	220,860	220,137	—	(723)
Expiring 04/03/24	SSB	EUR	204	223,287	220,137	—	(3,150)
Expiring 04/03/24	SSB	EUR	204	220,923	220,137	—	(786)
Expiring 04/03/24	UAG	EUR	204	221,915	220,137	—	(1,778)
Expiring 04/03/24	UAG	EUR	204	223,988	220,136	—	(3,852)
Expiring 04/03/24	WBC	EUR	409	447,444	441,353	—	(6,091)
Expiring 04/19/24	BARC	EUR	243	265,078	262,625	—	(2,453)
Expiring 04/19/24	CITI	EUR	443	480,000	477,858	—	(2,142)
Expiring 04/19/24	JPM	EUR	6,630	7,125,890	7,159,419	33,529	—
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/24	JPM	EUR	1,142	$1,236,547	$1,233,817	$—	$(2,730)
Expiring 05/08/24	BARC	EUR	411	445,706	444,120	—	(1,586)
Expiring 05/08/24	BARC	EUR	411	444,261	444,121	—	(140)
Expiring 05/08/24	BNP	EUR	308	332,823	332,820	—	(3)
Expiring 05/08/24	BNP	EUR	308	332,776	332,820	44	—
Expiring 05/08/24	DB	EUR	20,071	21,747,390	21,688,421	—	(58,969)
Expiring 05/08/24	DB	EUR	1,332	1,443,253	1,439,340	—	(3,913)
Expiring 05/08/24	GSI	EUR	411	444,094	444,121	27	—
Hong Kong Dollar,
Expiring 04/03/24	SSB	HKD	8,920	1,140,701	1,139,901	—	(800)
Expiring 04/12/24	HSBC	HKD	5,770	738,241	737,566	—	(675)
Expiring 05/09/24	HSBC	HKD	3,200	409,755	409,387	—	(368)
Hungarian Forint,
Expiring 04/03/24	BARC	HUF	2,318	6,368	6,347	—	(21)
Expiring 04/03/24	DB	HUF	30,982	85,438	84,840	—	(598)
Expiring 04/19/24	CITI	HUF	504,484	1,434,049	1,380,001	—	(54,048)
Expiring 05/08/24	SSB	HUF	26,800	73,151	73,228	77	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	24,487	293,701	293,623	—	(78)
Expiring 04/03/24	DB	INR	87,373	1,051,329	1,047,687	—	(3,642)
Expiring 04/03/24	JPM	INR	48,090	576,799	576,646	—	(153)
Expiring 05/08/24	DB	INR	12,043	144,399	144,259	—	(140)
Expiring 06/20/24	JPM	INR	176,020	2,118,715	2,105,454	—	(13,261)
Indonesian Rupiah,
Expiring 04/03/24	BOA	IDR	6,886,008	435,272	433,795	—	(1,477)
Expiring 06/20/24	BOA	IDR	14,903,040	960,000	936,774	—	(23,226)
Expiring 06/20/24	MSI	IDR	101,848,000	6,558,483	6,401,949	—	(156,534)
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	590	161,180	160,496	—	(684)
Expiring 04/03/24	BARC	ILS	230	62,833	62,566	—	(267)
Expiring 04/03/24	BARC	ILS	205	57,554	55,766	—	(1,788)
Expiring 06/20/24	BNP	ILS	2,403	659,560	655,836	—	(3,724)
Japanese Yen,
Expiring 04/03/24	BARC	JPY	49,800	335,395	329,274	—	(6,121)
Expiring 04/03/24	BARC	JPY	33,700	222,643	222,822	179	—
Expiring 04/03/24	BARC	JPY	33,700	223,033	222,823	—	(210)
Expiring 04/03/24	BARC	JPY	33,600	223,168	222,161	—	(1,007)
Expiring 04/03/24	BARC	JPY	33,400	221,107	220,839	—	(268)
Expiring 04/03/24	BARC	JPY	33,400	221,367	220,839	—	(528)
Expiring 04/03/24	BARC	JPY	33,200	222,041	219,517	—	(2,524)
Expiring 04/03/24	BARC	JPY	33,200	222,475	219,516	—	(2,959)
Expiring 04/03/24	BARC	JPY	33,000	220,801	218,194	—	(2,607)
Expiring 04/03/24	BARC	JPY	33,000	221,851	218,195	—	(3,656)
Expiring 04/03/24	BARC	JPY	33,000	220,842	218,194	—	(2,648)
Expiring 04/03/24	BARC	JPY	33,000	223,779	218,194	—	(5,585)
Expiring 04/03/24	BARC	JPY	18,500	125,220	122,321	—	(2,899)
Expiring 04/03/24	BNP	JPY	687,077	4,542,924	4,542,913	—	(11)
Expiring 04/03/24	BNP	JPY	260,900	1,739,997	1,725,055	—	(14,942)
Expiring 04/03/24	BNP	JPY	99,900	666,670	660,533	—	(6,137)
Expiring 04/03/24	BNP	JPY	50,400	333,760	333,242	—	(518)
Expiring 04/03/24	BNP	JPY	24,800	165,020	163,976	—	(1,044)
Expiring 04/03/24	BNP	JPY	10,700	70,738	70,748	10	—
Expiring 04/03/24	BNP	JPY	8,700	58,107	57,524	—	(583)
Expiring 04/03/24	GSI	JPY	33,300	222,931	220,177	—	(2,754)
Expiring 04/03/24	GSI	JPY	32,900	223,670	217,532	—	(6,138)
A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	GSI	JPY	32,900	$222,498	$217,533	$—	$(4,965)
Expiring 04/03/24	MSI	JPY	492,141	3,283,554	3,254,008	—	(29,546)
Expiring 04/03/24	MSI	JPY	65,600	448,208	433,743	—	(14,465)
Expiring 04/03/24	MSI	JPY	50,100	331,425	331,259	—	(166)
Expiring 04/03/24	MSI	JPY	49,900	333,114	329,936	—	(3,178)
Expiring 04/03/24	MSI	JPY	33,200	224,796	219,516	—	(5,280)
Expiring 04/03/24	MSI	JPY	32,900	223,325	217,533	—	(5,792)
Expiring 04/03/24	MSI	JPY	10,200	69,629	67,442	—	(2,187)
Expiring 04/03/24	SSB	JPY	24,700	166,475	163,315	—	(3,160)
Expiring 04/03/24	SSB	JPY	24,700	166,301	163,315	—	(2,986)
Expiring 04/03/24	UAG	JPY	65,600	448,364	433,743	—	(14,621)
Expiring 04/03/24	WBC	JPY	65,600	448,197	433,744	—	(14,453)
Expiring 04/19/24	BOA	JPY	158,086	1,107,470	1,047,709	—	(59,761)
Expiring 04/19/24	SSB	JPY	414,614	2,901,227	2,747,835	—	(153,392)
Expiring 05/08/24	BARC	JPY	50,400	334,531	335,023	492	—
Expiring 05/08/24	BNP	JPY	452,091	3,005,172	3,005,181	9	—
Expiring 05/08/24	BNP	JPY	67,300	447,183	447,363	180	—
Expiring 05/08/24	CA	JPY	8,400	55,913	55,837	—	(76)
Expiring 05/08/24	GSI	JPY	67,500	448,983	448,692	—	(291)
Expiring 05/08/24	MSI	JPY	101,200	673,428	672,706	—	(722)
Expiring 05/08/24	MSI	JPY	8,400	55,965	55,837	—	(128)
Expiring 05/08/24	SSB	JPY	50,500	335,325	335,688	363	—
Malaysian Ringgit,
Expiring 04/03/24	DB	MYR	1,750	370,135	367,382	—	(2,753)
Mexican Peso,
Expiring 04/03/24	BNP	MXN	2,944	174,476	176,924	2,448	—
Expiring 04/03/24	CITI	MXN	1,130	66,963	67,909	946	—
Expiring 04/03/24	CITI	MXN	790	47,137	47,476	339	—
Expiring 04/03/24	CITI	MXN	750	44,862	45,072	210	—
Expiring 04/03/24	JPM	MXN	9,400	557,678	564,906	7,228	—
Expiring 04/03/24	JPM	MXN	9,400	557,055	564,907	7,852	—
Expiring 04/03/24	JPM	MXN	1,400	83,708	84,135	427	—
Expiring 04/03/24	JPM	MXN	940	55,510	56,491	981	—
Expiring 04/03/24	MSI	MXN	3,750	222,250	225,362	3,112	—
Expiring 04/03/24	MSI	MXN	3,730	222,547	224,160	1,613	—
Expiring 04/03/24	MSI	MXN	3,700	219,153	222,357	3,204	—
Expiring 04/03/24	RBC	MXN	3,730	222,693	224,159	1,466	—
Expiring 04/03/24	RBC	MXN	3,700	219,408	222,357	2,949	—
Expiring 04/03/24	SSB	MXN	7,480	441,017	449,521	8,504	—
Expiring 04/03/24	SSB	MXN	6,770	400,942	406,853	5,911	—
Expiring 04/03/24	SSB	MXN	6,760	397,870	406,251	8,381	—
Expiring 04/03/24	SSB	MXN	3,746	222,015	225,122	3,107	—
Expiring 04/03/24	SSB	MXN	3,740	220,445	224,761	4,316	—
Expiring 04/03/24	SSB	MXN	2,020	120,752	121,395	643	—
Expiring 04/03/24	UAG	MXN	20,134	1,208,378	1,209,981	1,603	—
Expiring 04/03/24	UAG	MXN	14,359	861,781	862,924	1,143	—
Expiring 06/20/24	BARC	MXN	8,489	501,395	503,996	2,601	—
Expiring 06/20/24	BOA	MXN	91,287	5,393,118	5,419,574	26,456	—
Expiring 06/20/24	BOA	MXN	21,050	1,244,000	1,249,707	5,707	—
New Taiwanese Dollar,
Expiring 04/03/24	CITI	TWD	7,345	233,506	229,466	—	(4,040)
Expiring 04/03/24	GSI	TWD	2,500	79,332	78,103	—	(1,229)
Expiring 04/03/24	JPM	TWD	2,895	92,418	90,443	—	(1,975)
Expiring 05/08/24	BOA	TWD	2,585	81,136	80,857	—	(279)
Expiring 06/20/24	BOA	TWD	56,152	1,763,000	1,761,755	—	(1,245)
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/20/24	BOA	TWD	52,738	$1,654,001	$1,654,650	$649	$—
Expiring 06/20/24	CITI	TWD	58,094	1,847,000	1,822,690	—	(24,310)
Expiring 06/20/24	HSBC	TWD	50,302	1,584,001	1,578,211	—	(5,790)
Expiring 06/20/24	MSI	TWD	65,773	2,077,000	2,063,628	—	(13,372)
New Zealand Dollar,
Expiring 04/03/24	BARC	NZD	268	163,413	160,117	—	(3,296)
Expiring 04/03/24	BARC	NZD	29	17,987	17,623	—	(364)
Expiring 04/03/24	BNP	NZD	2,386	1,431,195	1,425,518	—	(5,677)
Expiring 04/03/24	BNP	NZD	1,090	659,775	651,221	—	(8,554)
Expiring 04/03/24	BNP	NZD	545	331,361	325,610	—	(5,751)
Expiring 04/03/24	GSI	NZD	365	219,484	218,070	—	(1,414)
Expiring 04/03/24	GSI	NZD	275	167,593	164,299	—	(3,294)
Expiring 04/03/24	GSI	NZD	273	166,531	163,105	—	(3,426)
Expiring 04/03/24	JPM	NZD	545	331,777	325,611	—	(6,166)
Expiring 04/03/24	JPM	NZD	90	55,197	53,770	—	(1,427)
Expiring 04/03/24	MSI	NZD	725	442,183	433,152	—	(9,031)
Expiring 04/03/24	MSI	NZD	535	326,090	319,636	—	(6,454)
Expiring 04/03/24	MSI	NZD	535	325,196	319,636	—	(5,560)
Expiring 04/03/24	MSI	NZD	360	219,227	215,083	—	(4,144)
Expiring 04/03/24	MSI	NZD	91	55,244	54,071	—	(1,173)
Expiring 04/03/24	NWM	NZD	365	222,716	218,070	—	(4,646)
Expiring 04/03/24	SSB	NZD	360	219,359	215,082	—	(4,277)
Expiring 04/03/24	SSB	NZD	272	165,925	162,507	—	(3,418)
Expiring 04/03/24	SSB	NZD	270	164,137	161,311	—	(2,826)
Expiring 04/03/24	SSB	NZD	45	27,570	26,886	—	(684)
Expiring 04/19/24	CITI	NZD	1,304	802,080	779,015	—	(23,065)
Expiring 04/19/24	CITI	NZD	1,115	685,799	666,078	—	(19,721)
Expiring 05/08/24	BNP	NZD	2,621	1,572,220	1,565,995	—	(6,225)
Expiring 05/08/24	BNP	NZD	95	57,038	56,761	—	(277)
Expiring 05/08/24	MSI	NZD	95	56,713	56,761	48	—
Expiring 05/08/24	MSI	NZD	95	56,847	56,761	—	(86)
Norwegian Krone,
Expiring 04/03/24	BNP	NOK	7,000	661,137	644,878	—	(16,259)
Expiring 04/03/24	BNP	NOK	290	27,492	26,716	—	(776)
Expiring 04/03/24	BOA	NOK	2,520	237,418	232,156	—	(5,262)
Expiring 04/03/24	DB	NOK	2,330	222,572	214,653	—	(7,919)
Expiring 04/03/24	DB	NOK	2,330	220,583	214,652	—	(5,931)
Expiring 04/03/24	DB	NOK	830	78,399	76,464	—	(1,935)
Expiring 04/03/24	DB	NOK	290	27,547	26,716	—	(831)
Expiring 04/03/24	GSI	NOK	2,340	222,306	215,573	—	(6,733)
Expiring 04/03/24	GSI	NOK	2,330	222,170	214,652	—	(7,518)
Expiring 04/03/24	GSI	NOK	132	12,503	12,160	—	(343)
Expiring 04/03/24	HSBC	NOK	6,760	631,985	622,768	—	(9,217)
Expiring 04/03/24	JPM	NOK	3,500	330,688	322,439	—	(8,249)
Expiring 04/03/24	JPM	NOK	2,330	221,574	214,652	—	(6,922)
Expiring 04/03/24	JPM	NOK	2,330	220,071	214,653	—	(5,418)
Expiring 04/03/24	JPM	NOK	2,320	222,332	213,731	—	(8,601)
Expiring 04/03/24	JPM	NOK	1,170	110,636	107,787	—	(2,849)
Expiring 04/03/24	JPM	NOK	1,160	110,961	106,866	—	(4,095)
Expiring 04/03/24	JPM	NOK	1,160	110,892	106,866	—	(4,026)
Expiring 04/03/24	JPM	NOK	620	58,398	57,118	—	(1,280)
Expiring 04/03/24	JPM	NOK	440	41,585	40,535	—	(1,050)
Expiring 04/03/24	MSI	NOK	132	12,510	12,161	—	(349)
Expiring 04/03/24	SCS	NOK	176	16,687	16,214	—	(473)
Expiring 04/03/24	TD	NOK	6,134	579,424	565,098	—	(14,326)
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/03/24	TD	NOK	1,280	$120,900	$117,921	$—	$(2,979)
Expiring 04/03/24	TD	NOK	698	64,780	64,304	—	(476)
Expiring 04/19/24	CITI	NOK	4,569	439,801	421,077	—	(18,724)
Expiring 05/08/24	JPM	NOK	4,780	444,175	440,735	—	(3,440)
Expiring 05/08/24	TD	NOK	16,904	1,570,211	1,558,618	—	(11,593)
Peruvian Nuevo Sol,
Expiring 04/03/24	CITI	PEN	558	149,807	149,988	181	—
Expiring 04/03/24	CITI	PEN	207	54,515	55,640	1,125	—
Expiring 05/08/24	CITI	PEN	207	55,538	55,602	64	—
Philippine Peso,
Expiring 04/03/24	BOA	PHP	1,370	24,351	24,381	30	—
Expiring 06/20/24	CITI	PHP	252,886	4,565,135	4,497,052	—	(68,083)
Expiring 06/20/24	JPM	PHP	87,587	1,581,000	1,557,562	—	(23,438)
Expiring 06/20/24	MSI	PHP	296,866	5,364,156	5,279,149	—	(85,007)
Polish Zloty,
Expiring 04/03/24	BARC	PLN	540	135,283	135,187	—	(96)
Expiring 04/03/24	BARC	PLN	220	55,985	55,076	—	(909)
Expiring 04/03/24	BARC	PLN	54	13,551	13,519	—	(32)
Expiring 04/03/24	BNP	PLN	550	138,362	137,690	—	(672)
Expiring 04/03/24	JPM	PLN	455	114,461	113,908	—	(553)
Expiring 04/03/24	RBC	PLN	215	54,376	53,824	—	(552)
Expiring 04/03/24	SSB	PLN	440	111,335	110,152	—	(1,183)
Expiring 04/19/24	CITI	PLN	4,041	1,026,000	1,011,515	—	(14,485)
Expiring 04/19/24	GSI	PLN	2,455	605,648	614,513	8,865	—
Expiring 04/19/24	HSBC	PLN	6,341	1,571,930	1,587,198	15,268	—
Expiring 04/19/24	JPM	PLN	1,426	352,352	356,883	4,531	—
Expiring 05/08/24	BARC	PLN	125	31,356	31,283	—	(73)
Expiring 05/08/24	JPM	PLN	225	56,421	56,309	—	(112)
Romanian Leu,
Expiring 04/03/24	BARC	RON	182	39,605	39,506	—	(99)
Expiring 04/03/24	BNP	RON	633	137,987	137,402	—	(585)
Expiring 04/03/24	HSBC	RON	254	55,367	55,135	—	(232)
Expiring 05/08/24	BARC	RON	182	39,661	39,480	—	(181)
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	391	290,620	289,656	—	(964)
Expiring 04/03/24	JPM	SGD	333	247,510	246,689	—	(821)
Expiring 04/03/24	JPM	SGD	90	67,743	66,672	—	(1,071)
Expiring 06/20/24	BARC	SGD	195	146,420	144,980	—	(1,440)
Expiring 06/20/24	BNP	SGD	422	315,000	313,542	—	(1,458)
South African Rand,
Expiring 04/03/24	BNP	ZAR	3,720	198,095	196,320	—	(1,775)
Expiring 04/03/24	BOA	ZAR	5,200	280,414	274,425	—	(5,989)
Expiring 04/03/24	BOA	ZAR	2,090	110,183	110,298	115	—
Expiring 04/03/24	GSI	ZAR	3,770	198,877	198,958	81	—
Expiring 04/03/24	MSI	ZAR	5,837	302,128	308,042	5,914	—
Expiring 04/03/24	MSI	ZAR	5,233	276,805	276,167	—	(638)
Expiring 04/03/24	MSI	ZAR	530	27,376	27,970	594	—
Expiring 06/20/24	BNP	ZAR	39,286	2,083,456	2,059,979	—	(23,477)
Expiring 06/20/24	GSI	ZAR	34,769	1,852,790	1,823,111	—	(29,679)
South Korean Won,
Expiring 04/03/24	BARC	KRW	298,040	222,764	220,964	—	(1,800)
Expiring 04/03/24	BARC	KRW	86,950	65,978	64,464	—	(1,514)
Expiring 04/03/24	BARC	KRW	73,660	55,266	54,610	—	(656)
Expiring 04/03/24	BARC	KRW	73,460	55,030	54,462	—	(568)
Expiring 04/03/24	BARC	KRW	36,680	27,487	27,194	—	(293)
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/03/24	BOA	KRW	296,540	$222,845	$219,851	$—	$(2,994)
Expiring 04/03/24	BOA	KRW	295,220	221,820	218,873	—	(2,947)
Expiring 04/03/24	BOA	KRW	294,580	223,998	218,398	—	(5,600)
Expiring 04/03/24	BOA	KRW	294,010	220,778	217,976	—	(2,802)
Expiring 04/03/24	BOA	KRW	292,400	222,493	216,782	—	(5,711)
Expiring 04/03/24	CITI	KRW	1,662,190	1,230,796	1,232,328	1,532	—
Expiring 04/03/24	CITI	KRW	525,500	400,808	389,599	—	(11,209)
Expiring 04/03/24	CITI	KRW	294,060	221,281	218,013	—	(3,268)
Expiring 04/03/24	CITI	KRW	292,400	222,577	216,781	—	(5,796)
Expiring 04/03/24	CITI	KRW	220,990	165,177	163,840	—	(1,337)
Expiring 04/03/24	CITI	KRW	62,862	47,278	46,605	—	(673)
Expiring 04/03/24	JPM	KRW	296,020	223,546	219,465	—	(4,081)
Expiring 04/03/24	JPM	KRW	295,220	221,562	218,873	—	(2,689)
Expiring 04/03/24	JPM	KRW	146,640	110,427	108,717	—	(1,710)
Expiring 04/03/24	MSI	KRW	146,350	110,817	108,502	—	(2,315)
Expiring 05/08/24	BNP	KRW	223,470	165,914	165,951	37	—
Expiring 05/08/24	BOA	KRW	537,200	400,597	398,930	—	(1,667)
Expiring 05/08/24	BOA	KRW	297,840	221,114	221,179	65	—
Expiring 05/08/24	CITI	KRW	1,103,152	818,289	819,211	922	—
Expiring 06/20/24	BOA	KRW	1,259,782	952,000	937,572	—	(14,428)
Expiring 06/20/24	CITI	KRW	339,303	258,887	252,520	—	(6,367)
Swedish Krona,
Expiring 04/03/24	BNP	SEK	6,970	667,551	651,314	—	(16,237)
Expiring 04/03/24	BNP	SEK	5,168	495,312	482,926	—	(12,386)
Expiring 04/03/24	BNP	SEK	1,722	165,045	160,913	—	(4,132)
Expiring 04/03/24	BNP	SEK	290	28,054	27,100	—	(954)
Expiring 04/03/24	BOA	SEK	880	84,877	82,231	—	(2,646)
Expiring 04/03/24	CITI	SEK	6,850	671,053	640,101	—	(30,952)
Expiring 04/03/24	DB	SEK	580	55,690	54,198	—	(1,492)
Expiring 04/03/24	GSI	SEK	3,435	332,020	320,985	—	(11,035)
Expiring 04/03/24	GSI	SEK	3,435	331,883	320,984	—	(10,899)
Expiring 04/03/24	JPM	SEK	3,530	334,210	329,862	—	(4,348)
Expiring 04/03/24	JPM	SEK	2,350	222,652	219,597	—	(3,055)
Expiring 04/03/24	JPM	SEK	2,310	222,434	215,858	—	(6,576)
Expiring 04/03/24	JPM	SEK	2,280	220,173	213,055	—	(7,118)
Expiring 04/03/24	JPM	SEK	1,297	124,159	121,198	—	(2,961)
Expiring 04/03/24	JPM	SEK	590	55,745	55,132	—	(613)
Expiring 04/03/24	JPM	SEK	580	55,843	54,198	—	(1,645)
Expiring 04/03/24	JPM	SEK	13	1,244	1,215	—	(29)
Expiring 04/03/24	MSI	SEK	2,270	221,854	212,121	—	(9,733)
Expiring 04/03/24	SG	SEK	580	55,741	54,198	—	(1,543)
Expiring 04/03/24	SG	SEK	580	55,643	54,199	—	(1,444)
Expiring 04/03/24	SSB	SEK	2,290	220,674	213,990	—	(6,684)
Expiring 04/03/24	TD	SEK	1,922	181,389	179,602	—	(1,787)
Expiring 04/03/24	TD	SEK	1,058	99,849	98,865	—	(984)
Expiring 04/19/24	GSI	SEK	5,146	495,860	481,146	—	(14,714)
Expiring 05/08/24	DB	SEK	2,350	222,105	219,904	—	(2,201)
Swiss Franc,
Expiring 04/03/24	BARC	CHF	665	733,922	737,860	3,938	—
Expiring 04/03/24	BARC	CHF	660	728,403	732,311	3,908	—
Expiring 04/03/24	BARC	CHF	25	28,412	27,739	—	(673)
Expiring 04/03/24	BNP	CHF	590	674,209	654,642	—	(19,567)
Expiring 04/03/24	BNP	CHF	293	326,655	325,102	—	(1,553)
Expiring 04/03/24	BNP	CHF	25	28,391	27,739	—	(652)
Expiring 04/03/24	GSI	CHF	50	56,055	55,478	—	(577)
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/03/24	GSI	CHF	25	$28,429	$27,740	$—	$(689)
Expiring 04/03/24	HSBC	CHF	215	245,290	238,556	—	(6,734)
Expiring 04/03/24	JPM	CHF	595	663,724	660,190	—	(3,534)
Expiring 04/03/24	JPM	CHF	590	664,387	654,642	—	(9,745)
Expiring 04/03/24	JPM	CHF	295	333,937	327,321	—	(6,616)
Expiring 04/03/24	JPM	CHF	290	330,912	321,773	—	(9,139)
Expiring 04/03/24	JPM	CHF	145	164,373	160,887	—	(3,486)
Expiring 04/03/24	JPM	CHF	50	56,055	55,478	—	(577)
Expiring 04/03/24	MSI	CHF	195	222,588	216,364	—	(6,224)
Expiring 04/03/24	SG	CHF	50	55,680	55,478	—	(202)
Expiring 04/03/24	SSB	CHF	390	445,525	432,730	—	(12,795)
Expiring 04/03/24	SSB	CHF	195	221,353	216,365	—	(4,988)
Expiring 04/03/24	SSB	CHF	145	164,320	160,886	—	(3,434)
Expiring 04/03/24	SSB	CHF	50	55,696	55,479	—	(217)
Expiring 04/03/24	SSB	CHF	25	28,489	27,739	—	(750)
Expiring 04/03/24	UAG	CHF	290	329,719	321,773	—	(7,946)
Expiring 04/03/24	UAG	CHF	25	28,550	27,739	—	(811)
Expiring 04/19/24	BNP	CHF	270	319,449	300,646	—	(18,803)
Expiring 05/08/24	BNP	CHF	50	55,435	55,690	255	—
Expiring 05/08/24	DB	CHF	200	222,359	222,759	400	—
Expiring 05/08/24	JPM	CHF	50	55,594	55,690	96	—
Expiring 05/08/24	MSI	CHF	50	55,651	55,690	39	—
Expiring 05/08/24	SSB	CHF	200	222,420	222,760	340	—
Thai Baht,
Expiring 04/03/24	BARC	THB	14,447	397,978	396,153	—	(1,825)
Expiring 04/03/24	BARC	THB	9,005	248,065	246,928	—	(1,137)
Expiring 04/03/24	BARC	THB	2,370	67,025	64,988	—	(2,037)
Expiring 04/03/24	BARC	THB	1,990	55,860	54,568	—	(1,292)
Expiring 04/03/24	JPM	THB	2,530	71,288	69,376	—	(1,912)
Expiring 04/03/24	SCS	THB	2,380	66,933	65,262	—	(1,671)
Expiring 04/03/24	UAG	THB	2,600	72,226	71,295	—	(931)
Expiring 06/20/24	HSBC	THB	1,947	54,887	53,740	—	(1,147)
Expiring 06/20/24	MSI	THB	34,594	955,000	954,651	—	(349)
				$327,748,510	$325,726,293	294,084	(2,316,301)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	3,856	$2,508,667	$2,513,175	$—	$(4,508)
Expiring 04/03/24	BARC	AUD	2,828	1,843,612	1,843,169	443	—
Expiring 04/03/24	BARC	AUD	851	553,650	554,645	—	(995)
Expiring 04/03/24	BARC	AUD	253	164,561	164,894	—	(333)
Expiring 04/03/24	BNP	AUD	1,020	663,625	664,792	—	(1,167)
Expiring 04/03/24	BNP	AUD	1,020	670,068	664,792	5,276	—
Expiring 04/03/24	BNP	AUD	1,010	671,743	658,275	13,468	—
Expiring 04/03/24	BNP	AUD	680	442,954	443,195	—	(241)
Expiring 04/03/24	BNP	AUD	505	333,797	329,137	4,660	—
Expiring 04/03/24	BNP	AUD	335	222,653	218,339	4,314	—
Expiring 04/03/24	BNP	AUD	12	7,850	7,857	—	(7)
Expiring 04/03/24	DB	AUD	85	55,467	55,399	68	—
Expiring 04/03/24	GSI	AUD	510	337,800	332,396	5,404	—
Expiring 04/03/24	JPM	AUD	650	429,471	423,642	5,829	—
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/03/24	JPM	AUD	255	$165,888	$166,198	$—	$(310)
Expiring 04/03/24	JPM	AUD	68	44,284	44,319	—	(35)
Expiring 04/03/24	MSI	AUD	505	328,144	329,137	—	(993)
Expiring 04/03/24	MSI	AUD	505	328,271	329,137	—	(866)
Expiring 04/03/24	MSI	AUD	45	29,312	29,329	—	(17)
Expiring 04/03/24	RBC	AUD	34	22,137	22,160	—	(23)
Expiring 04/03/24	RBC	AUD	22	14,295	14,303	—	(8)
Expiring 04/03/24	SSB	AUD	255	165,666	166,198	—	(532)
Expiring 04/03/24	SSB	AUD	204	132,841	132,958	—	(117)
Expiring 04/03/24	SSB	AUD	45	29,393	29,329	64	—
Expiring 04/03/24	SSB	AUD	45	29,347	29,329	18	—
Expiring 04/03/24	WBC	AUD	340	221,409	221,598	—	(189)
Expiring 04/03/24	WBC	AUD	335	222,667	218,339	4,328	—
Expiring 04/19/24	CITI	AUD	1,532	1,003,610	998,689	4,921	—
Expiring 05/08/24	BARC	AUD	4,061	2,650,081	2,649,416	665	—
Expiring 05/08/24	BARC	AUD	851	555,336	555,197	139	—
Expiring 05/08/24	MSI	AUD	340	222,127	221,818	309	—
Brazilian Real,
Expiring 04/02/24	BARC	BRL	310	62,167	61,777	390	—
Expiring 04/02/24	BOA	BRL	1,723	344,862	343,358	1,504	—
Expiring 04/02/24	CITI	BRL	17,002	3,411,281	3,388,114	23,167	—
Expiring 04/02/24	CITI	BRL	2,218	444,756	442,001	2,755	—
Expiring 04/02/24	GSI	BRL	5,362	1,075,000	1,068,599	6,401	—
Expiring 04/02/24	MSI	BRL	135	27,021	26,903	118	—
Expiring 05/03/24	CITI	BRL	2,396	480,000	476,008	3,992	—
British Pound,
Expiring 04/02/24	JPM	GBP	2,168	2,759,304	2,736,117	23,187	—
Expiring 04/03/24	BARC	GBP	44	55,522	55,536	—	(14)
Expiring 04/03/24	BMO	GBP	174	224,021	219,621	4,400	—
Expiring 04/03/24	BNP	GBP	1,307	1,657,506	1,649,684	7,822	—
Expiring 04/03/24	BNP	GBP	523	672,265	660,126	12,139	—
Expiring 04/03/24	BNP	GBP	175	222,055	220,884	1,171	—
Expiring 04/03/24	BNP	GBP	167	212,128	210,786	1,342	—
Expiring 04/03/24	BNP	GBP	153	195,394	193,116	2,278	—
Expiring 04/03/24	BNP	GBP	144	181,850	181,755	95	—
Expiring 04/03/24	BNP	GBP	116	147,142	146,414	728	—
Expiring 04/03/24	BNP	GBP	62	78,728	78,255	473	—
Expiring 04/03/24	BNP	GBP	52	66,200	65,634	566	—
Expiring 04/03/24	BNP	GBP	22	27,827	27,768	59	—
Expiring 04/03/24	BOA	GBP	5,705	7,214,737	7,200,800	13,937	—
Expiring 04/03/24	BOA	GBP	959	1,212,784	1,210,441	2,343	—
Expiring 04/03/24	DB	GBP	44	56,044	55,536	508	—
Expiring 04/03/24	GSI	GBP	536	679,600	676,535	3,065	—
Expiring 04/03/24	GSI	GBP	131	166,398	165,347	1,051	—
Expiring 04/03/24	HSBC	GBP	3,047	3,842,876	3,845,896	—	(3,020)
Expiring 04/03/24	JPM	GBP	262	332,478	330,694	1,784	—
Expiring 04/03/24	JPM	GBP	261	330,489	329,432	1,057	—
Expiring 04/03/24	JPM	GBP	22	27,833	27,768	65	—
Expiring 04/03/24	MSI	GBP	522	667,296	658,864	8,432	—
Expiring 04/03/24	MSI	GBP	44	56,036	55,537	499	—
Expiring 04/03/24	SSB	GBP	174	224,207	219,621	4,586	—
Expiring 04/03/24	SSB	GBP	174	223,926	219,621	4,305	—
Expiring 04/03/24	SSB	GBP	174	223,984	219,621	4,363	—
Expiring 04/03/24	SSB	GBP	174	222,222	219,621	2,601	—
Expiring 04/03/24	SSB	GBP	131	166,347	165,347	1,000	—
A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/03/24	SSB	GBP	78	$99,420	$98,451	$969	$—
Expiring 04/03/24	SSB	GBP	22	27,792	27,768	24	—
Expiring 04/03/24	SSB	GBP	22	27,819	27,768	51	—
Expiring 04/19/24	BOA	GBP	626	796,771	790,093	6,678	—
Expiring 04/19/24	HSBC	GBP	8,238	10,493,448	10,398,764	94,684	—
Expiring 04/19/24	HSBC	GBP	521	659,238	657,749	1,489	—
Expiring 04/19/24	SSB	GBP	328	419,710	414,257	5,453	—
Expiring 05/02/24	BNP	GBP	500	632,100	631,193	907	—
Expiring 05/02/24	BNP	GBP	167	211,617	211,441	176	—
Expiring 05/02/24	MSI	GBP	821	1,034,354	1,035,898	—	(1,544)
Expiring 05/08/24	GSI	GBP	76	96,027	95,945	82	—
Expiring 05/08/24	HSBC	GBP	7,023	8,858,914	8,866,043	—	(7,129)
Expiring 05/08/24	HSBC	GBP	403	508,350	508,759	—	(409)
Canadian Dollar,
Expiring 04/03/24	BARC	CAD	905	669,939	668,177	1,762	—
Expiring 04/03/24	BARC	CAD	300	220,959	221,495	—	(536)
Expiring 04/03/24	BARC	CAD	90	66,720	66,449	271	—
Expiring 04/03/24	BNP	CAD	900	665,002	664,486	516	—
Expiring 04/03/24	BNP	CAD	155	114,744	114,439	305	—
Expiring 04/03/24	BOA	CAD	150	110,422	110,747	—	(325)
Expiring 04/03/24	CWMC	CAD	7,430	5,475,656	5,485,695	—	(10,039)
Expiring 04/03/24	GSI	CAD	125	92,090	92,290	—	(200)
Expiring 04/03/24	JPM	CAD	450	331,526	332,243	—	(717)
Expiring 04/03/24	JPM	CAD	75	55,311	55,374	—	(63)
Expiring 04/03/24	JPM	CAD	75	55,286	55,373	—	(87)
Expiring 04/03/24	RBC	CAD	6,012	4,423,939	4,438,762	—	(14,823)
Expiring 04/03/24	RBC	CAD	1,123	826,361	829,130	—	(2,769)
Expiring 04/03/24	RBC	CAD	135	99,816	99,673	143	—
Expiring 04/03/24	TD	CAD	110	81,054	81,215	—	(161)
Expiring 04/19/24	CITI	CAD	1,672	1,239,286	1,234,914	4,372	—
Expiring 04/19/24	JPM	CAD	351	260,417	259,217	1,200	—
Expiring 05/08/24	BNP	CAD	910	672,208	672,204	4	—
Expiring 05/08/24	BNP	CAD	605	446,992	446,905	87	—
Expiring 05/08/24	RBC	CAD	7,540	5,551,150	5,569,686	—	(18,536)
Chilean Peso,
Expiring 04/03/24	BOA	CLP	29,500	30,491	30,104	387	—
Expiring 04/03/24	DB	CLP	118,300	122,274	120,724	1,550	—
Expiring 04/03/24	MSI	CLP	204,098	208,395	208,279	116	—
Expiring 04/03/24	MSI	CLP	74,811	76,386	76,344	42	—
Expiring 04/03/24	MSI	CLP	52,400	55,257	53,474	1,783	—
Expiring 04/03/24	MSI	CLP	52,300	53,701	53,372	329	—
Expiring 04/03/24	MSI	CLP	29,500	30,586	30,105	481	—
Expiring 04/03/24	MSI	CLP	26,200	26,776	26,737	39	—
Expiring 04/03/24	MSI	CLP	26,200	26,927	26,737	190	—
Expiring 05/08/24	MSI	CLP	381,398	389,027	388,804	223	—
Expiring 05/08/24	MSI	CLP	79,861	81,458	81,411	47	—
Expiring 06/21/24	TD	CLP	2,031,943	2,142,270	2,069,513	72,757	—
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	2,949	405,822	406,083	—	(261)
Expiring 04/03/24	JPM	CNH	2,764	383,724	380,608	3,116	—
Expiring 04/03/24	JPM	CNH	2,429	335,243	334,478	765	—
Expiring 04/03/24	JPM	CNH	2,402	332,871	330,759	2,112	—
Expiring 04/03/24	JPM	CNH	1,796	249,485	247,312	2,173	—
Expiring 04/03/24	JPM	CNH	1,273	176,729	175,294	1,435	—
Expiring 04/03/24	JPM	CNH	750	104,062	103,276	786	—
A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/10/24	BOA	CNH	3,231	$480,281	$445,030	$35,251	$—
Expiring 04/24/24	CITI	CNH	12,736	1,773,000	1,755,275	17,725	—
Expiring 04/24/24	CITI	CNH	12,704	1,768,000	1,750,934	17,066	—
Expiring 04/24/24	HSBC	CNH	23,801	3,314,000	3,280,321	33,679	—
Expiring 04/24/24	HSBC	CNH	12,796	1,764,000	1,763,553	447	—
Expiring 04/24/24	JPM	CNH	1,406	195,936	193,815	2,121	—
Expiring 04/24/24	MSI	CNH	71,053	9,949,892	9,792,551	157,341	—
Expiring 04/24/24	MSI	CNH	44,638	6,250,893	6,152,046	98,847	—
Expiring 04/24/24	MSI	CNH	1,902	266,497	262,109	4,388	—
Expiring 05/08/24	JPM	CNH	7,550	1,043,538	1,041,247	2,291	—
Expiring 05/08/24	JPM	CNH	1,273	175,950	175,564	386	—
Expiring 05/08/24	JPM	CNH	574	79,318	79,162	156	—
Colombian Peso,
Expiring 04/03/24	BARC	COP	218,600	56,207	56,486	—	(279)
Expiring 04/03/24	BNP	COP	588,155	148,644	151,977	—	(3,333)
Expiring 04/03/24	BNP	COP	268,400	67,658	69,353	—	(1,695)
Expiring 04/03/24	CITI	COP	1,069,373	277,904	276,322	1,582	—
Expiring 04/03/24	GSI	COP	133,800	34,113	34,574	—	(461)
Expiring 05/08/24	BOA	COP	268,700	69,705	69,039	666	—
Expiring 05/08/24	CITI	COP	766,155	198,019	196,854	1,165	—
Czech Koruna,
Expiring 04/03/24	BARC	CZK	2,580	110,363	109,996	367	—
Expiring 04/03/24	DB	CZK	1,290	55,704	54,998	706	—
Expiring 04/03/24	MSI	CZK	2,204	94,075	93,966	109	—
Expiring 04/03/24	SG	CZK	1,290	55,377	54,998	379	—
Expiring 04/03/24	UAG	CZK	6,190	265,165	263,906	1,259	—
Expiring 04/03/24	UAG	CZK	1,300	56,071	55,424	647	—
Expiring 04/19/24	BARC	CZK	21,960	943,000	936,159	6,841	—
Expiring 04/19/24	BARC	CZK	11,400	496,066	485,994	10,072	—
Expiring 04/19/24	BARC	CZK	11,274	490,934	480,596	10,338	—
Expiring 04/19/24	BNP	CZK	26,435	1,128,000	1,126,889	1,111	—
Expiring 04/19/24	BOA	CZK	25,691	1,124,000	1,095,209	28,791	—
Expiring 04/19/24	BOA	CZK	23,459	990,000	1,000,044	—	(10,044)
Expiring 04/19/24	GSI	CZK	28,920	1,236,000	1,232,853	3,147	—
Expiring 04/19/24	GSI	CZK	14,640	617,288	624,078	—	(6,790)
Expiring 04/19/24	JPM	CZK	10,401	439,712	443,379	—	(3,667)
Expiring 04/19/24	MSI	CZK	27,193	1,157,000	1,159,217	—	(2,217)
Expiring 05/09/24	UAG	CZK	3,504	150,071	149,373	698	—
Danish Krone,
Expiring 04/03/24	BARC	DKK	1,183	171,940	171,157	783	—
Expiring 05/08/24	BARC	DKK	1,183	172,093	171,452	641	—
Euro,
Expiring 04/02/24	BNP	EUR	255	277,108	275,094	2,014	—
Expiring 04/02/24	CITI	EUR	441	480,117	475,679	4,438	—
Expiring 04/02/24	JPM	EUR	1,142	1,235,058	1,232,377	2,681	—
Expiring 04/02/24	MSI	EUR	106	116,684	114,896	1,788	—
Expiring 04/02/24	SSB	EUR	415	448,668	447,983	685	—
Expiring 04/03/24	BARC	EUR	613	670,483	661,489	8,994	—
Expiring 04/03/24	BARC	EUR	408	445,748	440,273	5,475	—
Expiring 04/03/24	BARC	EUR	307	332,826	331,284	1,542	—
Expiring 04/03/24	BARC	EUR	204	221,705	220,137	1,568	—
Expiring 04/03/24	BARC	EUR	153	167,798	165,102	2,696	—
Expiring 04/03/24	BNP	EUR	632	686,332	681,993	4,339	—
Expiring 04/03/24	BNP	EUR	612	669,799	660,411	9,388	—
Expiring 04/03/24	BNP	EUR	476	518,593	513,652	4,941	—
A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/24	BNP	EUR	206	$223,282	$222,295	$987	$—
Expiring 04/03/24	BNP	EUR	206	223,408	222,295	1,113	—
Expiring 04/03/24	BNP	EUR	169	184,758	182,368	2,390	—
Expiring 04/03/24	CITI	EUR	618	669,797	666,885	2,912	—
Expiring 04/03/24	DB	EUR	20,071	21,716,822	21,658,656	58,166	—
Expiring 04/03/24	DB	EUR	1,332	1,441,224	1,437,364	3,860	—
Expiring 04/03/24	DB	EUR	75	82,186	80,932	1,254	—
Expiring 04/03/24	GSI	EUR	814	893,025	878,389	14,636	—
Expiring 04/03/24	GSI	EUR	409	447,361	441,353	6,008	—
Expiring 04/03/24	GSI	EUR	407	446,105	439,194	6,911	—
Expiring 04/03/24	GSI	EUR	204	221,362	220,136	1,226	—
Expiring 04/03/24	GSI	EUR	150	162,794	161,865	929	—
Expiring 04/03/24	JPM	EUR	613	667,790	661,490	6,300	—
Expiring 04/03/24	JPM	EUR	611	668,499	659,331	9,168	—
Expiring 04/03/24	JPM	EUR	610	662,811	658,252	4,559	—
Expiring 04/03/24	JPM	EUR	306	332,127	330,206	1,921	—
Expiring 04/03/24	JPM	EUR	204	222,877	220,137	2,740	—
Expiring 04/03/24	JPM	EUR	119	130,116	128,413	1,703	—
Expiring 04/03/24	MSI	EUR	38,593	41,796,798	41,645,783	151,015	—
Expiring 04/03/24	MSI	EUR	25	27,156	26,978	178	—
Expiring 04/03/24	MSI	EUR	25	27,367	26,977	390	—
Expiring 04/03/24	RBC	EUR	1,009	1,091,539	1,088,814	2,725	—
Expiring 04/03/24	RBC	EUR	204	221,526	220,137	1,389	—
Expiring 04/03/24	SSB	EUR	206	223,340	222,295	1,045	—
Expiring 04/03/24	SSB	EUR	206	223,410	222,295	1,115	—
Expiring 04/03/24	SSB	EUR	204	223,551	220,137	3,414	—
Expiring 04/03/24	TD	EUR	153	165,992	165,103	889	—
Expiring 04/03/24	TD	EUR	153	166,872	165,102	1,770	—
Expiring 04/03/24	UAG	EUR	305	333,745	329,126	4,619	—
Expiring 04/03/24	UAG	EUR	151	163,646	162,944	702	—
Expiring 04/19/24	BARC	EUR	1,134	1,238,000	1,224,912	13,088	—
Expiring 04/19/24	BARC	EUR	826	886,323	891,891	—	(5,568)
Expiring 04/19/24	BOA	EUR	12,838	14,017,332	13,861,735	155,597	—
Expiring 04/19/24	CITI	EUR	438	476,344	472,939	3,405	—
Expiring 04/19/24	CITI	EUR	404	441,000	436,021	4,979	—
Expiring 04/19/24	CITI	EUR	401	436,000	433,113	2,887	—
Expiring 04/19/24	CITI	EUR	397	438,000	428,937	9,063	—
Expiring 04/19/24	DB	EUR	3,566	3,888,079	3,849,936	38,143	—
Expiring 04/19/24	HSBC	EUR	6,597	7,208,103	7,123,403	84,700	—
Expiring 04/19/24	HSBC	EUR	1,354	1,468,395	1,462,009	6,386	—
Expiring 04/19/24	JPM	EUR	7,812	8,469,557	8,434,696	34,861	—
Expiring 04/19/24	JPM	EUR	400	438,928	431,908	7,020	—
Expiring 04/19/24	SSB	EUR	20,771	22,825,165	22,427,423	397,742	—
Expiring 04/19/24	TD	EUR	19,256	21,028,539	20,792,602	235,937	—
Expiring 05/02/24	BNP	EUR	415	448,738	448,507	231	—
Expiring 05/02/24	BNP	EUR	160	172,927	172,780	147	—
Expiring 05/02/24	DB	EUR	40	43,096	42,921	175	—
Expiring 05/08/24	DB	EUR	40,645	44,039,792	43,920,376	119,416	—
Expiring 05/08/24	GSI	EUR	411	445,425	444,121	1,304	—
Expiring 05/08/24	GSI	EUR	248	268,211	267,986	225	—
Expiring 05/08/24	JPM	EUR	51	55,114	55,110	4	—
Expiring 05/08/24	MSI	EUR	135	145,923	145,879	44	—
Expiring 05/08/24	RBC	EUR	411	445,471	444,121	1,350	—
Expiring 05/08/24	SSB	EUR	206	223,907	222,600	1,307	—
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/03/24	HSBC	HKD	8,920	$1,140,863	$1,139,902	$961	$—
Expiring 04/12/24	SCS	HKD	5,770	742,810	737,567	5,243	—
Expiring 05/09/24	SCS	HKD	5,735	737,459	733,697	3,762	—
Hungarian Forint,
Expiring 04/03/24	DB	HUF	16,650	45,399	45,594	—	(195)
Expiring 04/03/24	UAG	HUF	16,650	45,387	45,593	—	(206)
Expiring 04/19/24	BARC	HUF	427,637	1,167,000	1,169,787	—	(2,787)
Expiring 04/19/24	BARC	HUF	329,566	913,000	901,516	11,484	—
Expiring 04/19/24	BOA	HUF	534,677	1,520,611	1,462,593	58,018	—
Expiring 04/19/24	CITI	HUF	444,429	1,227,502	1,215,722	11,780	—
Expiring 04/19/24	CITI	HUF	287,139	801,000	785,461	15,539	—
Expiring 04/19/24	GSI	HUF	985,156	2,831,396	2,694,863	136,533	—
Expiring 04/19/24	HSBC	HUF	388,818	1,072,323	1,063,599	8,724	—
Expiring 05/08/24	BARC	HUF	2,318	6,353	6,334	19	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	10,720	129,199	128,543	656	—
Expiring 04/03/24	CITI	INR	8,257	99,414	99,009	405	—
Expiring 04/03/24	CITI	INR	5,510	66,454	66,071	383	—
Expiring 04/03/24	DB	INR	72,577	870,500	870,269	231	—
Expiring 04/03/24	DB	INR	12,043	144,522	144,407	115	—
Expiring 04/03/24	DB	INR	2,753	33,145	33,011	134	—
Expiring 04/03/24	JPM	INR	12,420	149,207	148,928	279	—
Expiring 04/03/24	JPM	INR	11,361	135,986	136,230	—	(244)
Expiring 04/03/24	JPM	INR	7,960	95,639	95,449	190	—
Expiring 04/03/24	JPM	INR	6,676	79,899	80,051	—	(152)
Expiring 04/03/24	JPM	INR	4,988	59,715	59,811	—	(96)
Expiring 04/03/24	JPM	INR	4,685	56,071	56,178	—	(107)
Expiring 06/20/24	JPM	INR	143,069	1,721,000	1,711,319	9,681	—
Expiring 06/20/24	JPM	INR	140,019	1,684,000	1,674,829	9,171	—
Expiring 06/20/24	JPM	INR	136,437	1,633,000	1,631,988	1,012	—
Indonesian Rupiah,
Expiring 04/03/24	JPM	IDR	6,886,008	439,327	433,796	5,531	—
Expiring 05/08/24	BOA	IDR	6,886,008	434,805	433,337	1,468	—
Expiring 06/20/24	CITI	IDR	7,490,192	473,000	470,818	2,182	—
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	355	98,161	96,570	1,591	—
Expiring 04/03/24	BARC	ILS	210	58,067	57,126	941	—
Expiring 04/03/24	BNP	ILS	125	34,744	34,004	740	—
Expiring 04/03/24	GSI	ILS	100	27,478	27,203	275	—
Expiring 04/03/24	JPM	ILS	235	65,643	63,926	1,717	—
Expiring 05/08/24	BARC	ILS	590	161,403	160,725	678	—
Expiring 05/08/24	BARC	ILS	230	62,920	62,656	264	—
Japanese Yen,
Expiring 04/03/24	BARC	JPY	66,400	446,333	439,033	7,300	—
Expiring 04/03/24	BARC	JPY	49,400	335,056	326,630	8,426	—
Expiring 04/03/24	BARC	JPY	33,200	225,184	219,517	5,667	—
Expiring 04/03/24	BARC	JPY	32,800	224,057	216,872	7,185	—
Expiring 04/03/24	BARC	JPY	13,700	91,636	90,584	1,052	—
Expiring 04/03/24	BARC	JPY	4,200	28,087	27,770	317	—
Expiring 04/03/24	BNP	JPY	452,091	2,989,207	2,989,200	7	—
Expiring 04/03/24	BNP	JPY	49,250	325,649	325,638	11	—
Expiring 04/03/24	BOA	JPY	49,400	337,388	326,630	10,758	—
Expiring 04/03/24	CITI	JPY	99,900	668,769	660,533	8,236	—
Expiring 04/03/24	DB	JPY	33,600	222,595	222,162	433	—
Expiring 04/03/24	GSI	JPY	82,400	562,752	544,825	17,927	—
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	GSI	JPY	33,400	$221,251	$220,839	$412	$—
Expiring 04/03/24	GSI	JPY	33,200	223,223	219,516	3,707	—
Expiring 04/03/24	GSI	JPY	25,900	174,256	171,249	3,007	—
Expiring 04/03/24	JPM	JPY	49,800	335,258	329,275	5,983	—
Expiring 04/03/24	JPM	JPY	49,400	337,151	326,630	10,521	—
Expiring 04/03/24	JPM	JPY	33,300	222,422	220,178	2,244	—
Expiring 04/03/24	JPM	JPY	33,200	225,444	219,516	5,928	—
Expiring 04/03/24	MSI	JPY	947,977	6,324,881	6,267,969	56,912	—
Expiring 04/03/24	MSI	JPY	131,100	892,086	866,826	25,260	—
Expiring 04/03/24	MSI	JPY	66,600	444,157	440,355	3,802	—
Expiring 04/03/24	MSI	JPY	50,400	335,333	333,242	2,091	—
Expiring 04/03/24	MSI	JPY	20,900	141,759	138,190	3,569	—
Expiring 04/03/24	RBC	JPY	49,600	329,003	327,953	1,050	—
Expiring 04/03/24	SSB	JPY	99,600	675,052	658,550	16,502	—
Expiring 04/15/24	CA	JPY	748,150	5,232,683	4,955,434	277,249	—
Expiring 04/19/24	BOA	JPY	166,291	1,101,000	1,102,084	—	(1,084)
Expiring 04/19/24	CITI	JPY	180,338	1,207,107	1,195,182	11,925	—
Expiring 04/22/24	CBA	JPY	410,000	2,802,873	2,718,451	84,422	—
Expiring 05/08/24	BARC	JPY	8,400	55,823	55,838	—	(15)
Expiring 05/08/24	BNP	JPY	687,077	4,567,188	4,567,202	—	(14)
Expiring 05/08/24	BNP	JPY	19,600	130,338	130,287	51	—
Expiring 05/08/24	GSI	JPY	8,400	55,820	55,837	—	(17)
Expiring 05/08/24	MSI	JPY	67,300	447,028	447,362	—	(334)
Malaysian Ringgit,
Expiring 04/03/24	BNP	MYR	1,750	368,289	367,382	907	—
Expiring 05/08/24	DB	MYR	1,750	370,975	367,287	3,688	—
Mexican Peso,
Expiring 04/03/24	BARC	MXN	2,700	159,052	162,260	—	(3,208)
Expiring 04/03/24	BNP	MXN	6,700	400,184	402,646	—	(2,462)
Expiring 04/03/24	BNP	MXN	3,760	222,878	225,962	—	(3,084)
Expiring 04/03/24	BNP	MXN	3,760	223,267	225,962	—	(2,695)
Expiring 04/03/24	BNP	MXN	3,730	222,581	224,160	—	(1,579)
Expiring 04/03/24	BNP	MXN	3,390	197,654	203,727	—	(6,073)
Expiring 04/03/24	BNP	MXN	940	55,731	56,491	—	(760)
Expiring 04/03/24	BOA	MXN	3,760	220,822	225,963	—	(5,141)
Expiring 04/03/24	GSI	MXN	3,760	223,304	225,962	—	(2,658)
Expiring 04/03/24	GSI	MXN	3,730	222,873	224,160	—	(1,287)
Expiring 04/03/24	GSI	MXN	2,020	119,313	121,395	—	(2,082)
Expiring 04/03/24	GSI	MXN	940	56,230	56,491	—	(261)
Expiring 04/03/24	GSI	MXN	940	56,243	56,491	—	(248)
Expiring 04/03/24	GSI	MXN	940	56,230	56,491	—	(261)
Expiring 04/03/24	JPM	MXN	6,760	396,553	406,252	—	(9,699)
Expiring 04/03/24	JPM	MXN	6,690	399,201	402,045	—	(2,844)
Expiring 04/03/24	JPM	MXN	5,580	332,724	335,338	—	(2,614)
Expiring 04/03/24	JPM	MXN	3,770	219,874	226,563	—	(6,689)
Expiring 04/03/24	JPM	MXN	1,140	67,629	68,510	—	(881)
Expiring 04/03/24	JPM	MXN	760	44,982	45,673	—	(691)
Expiring 04/03/24	JPM	MXN	470	27,771	28,245	—	(474)
Expiring 04/03/24	MSI	MXN	3,760	222,676	225,963	—	(3,287)
Expiring 04/03/24	MSI	MXN	1,020	60,532	61,298	—	(766)
Expiring 04/03/24	RBC	MXN	3,740	220,945	224,761	—	(3,816)
Expiring 04/03/24	SSB	MXN	410	23,986	24,640	—	(654)
Expiring 04/03/24	UAG	MXN	24,064	1,401,494	1,446,160	—	(44,666)
Expiring 04/03/24	UAG	MXN	11,139	648,738	669,414	—	(20,676)
Expiring 05/08/24	BNP	MXN	2,790	167,266	166,759	507	—
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/08/24	BNP	MXN	2,790	$167,179	$166,759	$420	$—
Expiring 05/08/24	GSI	MXN	1,530	91,535	91,448	87	—
Expiring 05/08/24	JPM	MXN	7,450	444,028	445,287	—	(1,259)
Expiring 05/08/24	UAG	MXN	20,134	1,201,725	1,203,412	—	(1,687)
Expiring 05/08/24	UAG	MXN	14,359	857,036	858,239	—	(1,203)
Expiring 06/20/24	GSI	MXN	23,339	1,389,000	1,385,595	3,405	—
New Taiwanese Dollar,
Expiring 04/03/24	BOA	TWD	2,585	81,009	80,758	251	—
Expiring 04/03/24	JPM	TWD	10,155	321,697	317,254	4,443	—
Expiring 06/20/24	GSI	TWD	258,268	8,276,233	8,103,165	173,068	—
New Zealand Dollar,
Expiring 04/03/24	BNP	NZD	2,621	1,572,155	1,565,919	6,236	—
Expiring 04/03/24	BNP	NZD	220	134,013	131,440	2,573	—
Expiring 04/03/24	CITI	NZD	273	168,555	163,104	5,451	—
Expiring 04/03/24	JPM	NZD	365	222,234	218,070	4,164	—
Expiring 04/03/24	JPM	NZD	90	54,762	53,771	991	—
Expiring 04/03/24	MSI	NZD	2,211	1,348,489	1,320,964	27,525	—
Expiring 04/03/24	MSI	NZD	1,867	1,138,683	1,115,440	23,243	—
Expiring 04/03/24	MSI	NZD	1,100	670,020	657,196	12,824	—
Expiring 04/03/24	MSI	NZD	272	167,293	162,507	4,786	—
Expiring 04/03/24	MSI	NZD	175	106,452	104,554	1,898	—
Expiring 04/03/24	MSI	NZD	95	57,068	56,758	310	—
Expiring 04/03/24	MSI	NZD	45	27,418	26,885	533	—
Expiring 04/03/24	SSB	NZD	45	27,408	26,885	523	—
Expiring 04/03/24	SSB	NZD	45	27,393	26,885	508	—
Expiring 04/19/24	CITI	NZD	1,304	795,211	779,015	16,196	—
Expiring 05/08/24	BNP	NZD	2,386	1,431,254	1,425,588	5,666	—
Expiring 05/08/24	BNP	NZD	740	444,692	442,135	2,557	—
Expiring 05/08/24	GSI	NZD	465	278,157	277,828	329	—
Expiring 05/08/24	JPM	NZD	95	57,096	56,761	335	—
Norwegian Krone,
Expiring 04/03/24	BARC	NOK	2,340	221,613	215,574	6,039	—
Expiring 04/03/24	GSI	NOK	3,500	332,428	322,439	9,989	—
Expiring 04/03/24	GSI	NOK	3,500	332,510	322,439	10,071	—
Expiring 04/03/24	GSI	NOK	3,480	336,386	320,597	15,789	—
Expiring 04/03/24	GSI	NOK	2,320	223,100	213,731	9,369	—
Expiring 04/03/24	GSI	NOK	2,320	223,845	213,731	10,114	—
Expiring 04/03/24	JPM	NOK	1,170	112,293	107,787	4,506	—
Expiring 04/03/24	JPM	NOK	1,170	111,260	107,787	3,473	—
Expiring 04/03/24	JPM	NOK	290	27,404	26,717	687	—
Expiring 04/03/24	SSB	NOK	2,350	223,826	216,495	7,331	—
Expiring 04/03/24	TD	NOK	16,904	1,568,817	1,557,290	11,527	—
Expiring 04/03/24	TD	NOK	11,258	1,063,442	1,037,148	26,294	—
Expiring 05/08/24	GSI	NOK	4,800	443,433	442,580	853	—
Expiring 05/08/24	JPM	NOK	4,770	444,323	439,813	4,510	—
Expiring 05/08/24	TD	NOK	698	64,837	64,358	479	—
Peruvian Nuevo Sol,
Expiring 04/03/24	BOA	PEN	155	41,987	41,663	324	—
Expiring 04/03/24	CITI	PEN	403	106,134	108,325	—	(2,191)
Expiring 04/03/24	CITI	PEN	207	55,573	55,640	—	(67)
Expiring 05/08/24	CITI	PEN	558	149,710	149,884	—	(174)
Expiring 06/20/24	BARC	PEN	2,638	697,029	708,152	—	(11,123)
Expiring 06/20/24	CITI	PEN	2,284	620,442	613,106	7,336	—
Philippine Peso,
Expiring 04/03/24	JPM	PHP	1,370	24,417	24,381	36	—
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 05/08/24	BOA	PHP	1,370	$24,338	$24,372	$—	$(34)
Expiring 06/20/24	CITI	PHP	105,162	1,880,000	1,870,083	9,917	—
Polish Zloty,
Expiring 04/03/24	BARC	PLN	1,254	314,480	313,934	546	—
Expiring 04/03/24	BARC	PLN	880	220,688	220,305	383	—
Expiring 04/03/24	BARC	PLN	125	31,368	31,294	74	—
Expiring 04/03/24	MSI	PLN	215	54,825	53,824	1,001	—
Expiring 04/19/24	CITI	PLN	5,843	1,459,227	1,462,505	—	(3,278)
Expiring 04/19/24	CITI	PLN	5,197	1,293,746	1,300,959	—	(7,213)
Expiring 04/19/24	CITI	PLN	1,445	357,366	361,778	—	(4,412)
Expiring 04/19/24	GSI	PLN	3,308	816,634	827,953	—	(11,319)
Expiring 04/19/24	HSBC	PLN	2,357	584,424	590,100	—	(5,676)
Expiring 05/08/24	BARC	PLN	54	13,546	13,514	32	—
Expiring 05/08/24	MSI	PLN	220	55,128	55,058	70	—
Romanian Leu,
Expiring 04/03/24	BARC	RON	182	39,680	39,506	174	—
Expiring 04/03/24	BNP	RON	633	137,738	137,403	335	—
Expiring 04/03/24	HSBC	RON	254	55,268	55,134	134	—
Expiring 05/08/24	BNP	RON	633	137,919	137,314	605	—
Expiring 05/08/24	HSBC	RON	254	55,337	55,099	238	—
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	256	190,412	189,647	765	—
Expiring 04/03/24	JPM	SGD	143	106,363	105,935	428	—
Expiring 04/03/24	JPM	SGD	125	92,870	92,601	269	—
Expiring 04/03/24	MSI	SGD	50	37,215	37,041	174	—
Expiring 04/03/24	MSI	SGD	45	33,511	33,337	174	—
Expiring 04/03/24	MSI	SGD	40	29,925	29,633	292	—
Expiring 04/03/24	SCS	SGD	80	59,610	59,265	345	—
Expiring 04/03/24	SSB	SGD	75	55,846	55,561	285	—
Expiring 05/08/24	JPM	SGD	391	291,069	290,118	951	—
Expiring 05/08/24	JPM	SGD	333	247,892	247,082	810	—
Expiring 05/08/24	SCS	SGD	35	26,082	25,970	112	—
Expiring 06/20/24	MSI	SGD	3,373	2,533,317	2,507,841	25,476	—
South African Rand,
Expiring 04/03/24	BARC	ZAR	1,060	55,362	55,941	—	(579)
Expiring 04/03/24	BNP	ZAR	3,790	198,157	200,014	—	(1,857)
Expiring 04/03/24	BOA	ZAR	705	37,121	37,206	—	(85)
Expiring 04/03/24	DB	ZAR	2,190	117,088	115,575	1,513	—
Expiring 04/03/24	DB	ZAR	1,040	55,630	54,885	745	—
Expiring 04/03/24	GSI	ZAR	7,570	399,104	399,500	—	(396)
Expiring 04/03/24	GSI	ZAR	3,810	199,670	201,069	—	(1,399)
Expiring 04/03/24	GSI	ZAR	2,410	126,972	127,185	—	(213)
Expiring 04/03/24	GSI	ZAR	1,880	100,604	99,215	1,389	—
Expiring 04/03/24	GSI	ZAR	705	37,122	37,206	—	(84)
Expiring 04/03/24	RBC	ZAR	1,220	63,956	64,385	—	(429)
Expiring 05/08/24	BARC	ZAR	2,090	109,283	109,992	—	(709)
Expiring 05/08/24	MSI	ZAR	5,233	276,017	275,400	617	—
South Korean Won,
Expiring 04/03/24	BARC	KRW	296,350	223,863	219,710	4,153	—
Expiring 04/03/24	BNP	KRW	526,110	402,119	390,051	12,068	—
Expiring 04/03/24	BOA	KRW	444,020	336,889	329,191	7,698	—
Expiring 04/03/24	CITI	KRW	1,662,190	1,250,124	1,232,328	17,796	—
Expiring 04/03/24	CITI	KRW	1,103,152	816,847	817,864	—	(1,017)
Expiring 04/03/24	CITI	KRW	444,020	338,095	329,191	8,904	—
Expiring 04/03/24	CITI	KRW	296,500	225,561	219,821	5,740	—
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/03/24	CITI	KRW	296,020	$225,316	$219,466	$5,850	$—
Expiring 04/03/24	CITI	KRW	292,450	223,193	216,819	6,374	—
Expiring 04/03/24	CITI	KRW	122,940	91,664	91,146	518	—
Expiring 04/03/24	JPM	KRW	296,020	225,453	219,466	5,987	—
Expiring 04/03/24	JPM	KRW	99,870	75,822	74,042	1,780	—
Expiring 04/03/24	MSI	KRW	104,130	79,425	77,201	2,224	—
Expiring 05/08/24	CITI	KRW	1,662,190	1,232,969	1,234,358	—	(1,389)
Expiring 06/20/24	CITI	KRW	2,842,267	2,168,643	2,115,311	53,332	—
Expiring 06/20/24	HSBC	KRW	2,442,306	1,824,999	1,817,646	7,353	—
Expiring 06/20/24	MSI	KRW	1,275,594	955,000	949,340	5,660	—
Swedish Krona,
Expiring 04/03/24	BARC	SEK	16,573	1,603,217	1,548,670	54,547	—
Expiring 04/03/24	BARC	SEK	2,802	271,056	261,834	9,222	—
Expiring 04/03/24	BARC	SEK	1,160	109,946	108,397	1,549	—
Expiring 04/03/24	BNP	SEK	3,485	333,358	325,657	7,701	—
Expiring 04/03/24	DB	SEK	1,710	165,573	159,792	5,781	—
Expiring 04/03/24	GSI	SEK	2,280	224,151	213,055	11,096	—
Expiring 04/03/24	GSI	SEK	860	84,127	80,363	3,764	—
Expiring 04/03/24	JPM	SEK	10,310	993,309	963,421	29,888	—
Expiring 04/03/24	JPM	SEK	3,420	331,681	319,583	12,098	—
Expiring 04/03/24	JPM	SEK	2,290	224,498	213,990	10,508	—
Expiring 04/03/24	JPM	SEK	2,290	224,164	213,990	10,174	—
Expiring 04/03/24	JPM	SEK	640	62,909	59,805	3,104	—
Expiring 04/03/24	JPM	SEK	290	28,005	27,099	906	—
Expiring 04/03/24	MSI	SEK	580	55,104	54,198	906	—
Expiring 04/03/24	SG	SEK	2,290	223,763	213,990	9,773	—
Expiring 05/08/24	BNP	SEK	590	55,689	55,210	479	—
Expiring 05/08/24	BNP	SEK	590	55,731	55,210	521	—
Expiring 05/08/24	CITI	SEK	1,290	120,819	120,713	106	—
Expiring 05/08/24	JPM	SEK	2,350	222,962	219,904	3,058	—
Expiring 05/08/24	TD	SEK	1,922	181,646	179,854	1,792	—
Expiring 05/08/24	TD	SEK	1,058	99,990	99,003	987	—
Swiss Franc,
Expiring 04/03/24	BNP	CHF	600	666,822	665,738	1,084	—
Expiring 04/03/24	BNP	CHF	390	446,185	432,729	13,456	—
Expiring 04/03/24	BNP	CHF	288	327,264	320,093	7,171	—
Expiring 04/03/24	BNP	CHF	25	28,248	27,739	509	—
Expiring 04/03/24	BNP	CHF	7	7,381	7,228	153	—
Expiring 04/03/24	GSI	CHF	590	674,647	654,642	20,005	—
Expiring 04/03/24	GSI	CHF	25	28,408	27,739	669	—
Expiring 04/03/24	JPM	CHF	590	676,431	654,642	21,789	—
Expiring 04/03/24	JPM	CHF	390	446,920	432,730	14,190	—
Expiring 04/03/24	JPM	CHF	195	222,677	216,365	6,312	—
Expiring 04/03/24	JPM	CHF	50	56,841	55,478	1,363	—
Expiring 04/03/24	MSI	CHF	50	56,483	55,478	1,005	—
Expiring 04/03/24	SSB	CHF	25	28,265	27,739	526	—
Expiring 04/03/24	TD	CHF	25	28,269	27,739	530	—
Expiring 04/03/24	UAG	CHF	1,668	1,901,823	1,850,750	51,073	—
Expiring 04/03/24	UAG	CHF	665	758,221	737,859	20,362	—
Expiring 04/03/24	UAG	CHF	295	329,692	327,321	2,371	—
Expiring 05/08/24	BARC	CHF	665	736,764	740,675	—	(3,911)
Expiring 05/08/24	BARC	CHF	660	731,224	735,105	—	(3,881)
Expiring 05/08/24	BNP	CHF	405	450,815	451,088	—	(273)
Expiring 05/08/24	BNP	CHF	50	55,487	55,690	—	(203)
Expiring 05/08/24	GSI	CHF	305	339,919	339,708	211	—
A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/08/24	GSI	CHF	50	$55,724	$55,689	$35	$—
Expiring 05/08/24	MSI	CHF	100	110,864	111,380	—	(516)
Expiring 05/08/24	MSI	CHF	50	55,398	55,690	—	(292)
Expiring 05/08/24	MSI	CHF	50	55,724	55,690	34	—
Expiring 05/08/24	MSI	CHF	50	55,456	55,689	—	(233)
Thai Baht,
Expiring 04/03/24	BARC	THB	16,317	453,868	447,431	6,437	—
Expiring 04/03/24	BARC	THB	16,285	452,978	446,554	6,424	—
Expiring 04/03/24	GSI	THB	730	20,343	20,017	326	—
Expiring 04/03/24	UAG	THB	1,990	55,696	54,568	1,128	—
Expiring 05/08/24	BARC	THB	14,447	398,692	397,255	1,437	—
Expiring 05/08/24	BARC	THB	9,005	248,510	247,614	896	—
Expiring 05/08/24	GSI	THB	2,190	60,287	60,219	68	—
Expiring 06/20/24	GSI	THB	65,679	1,826,000	1,812,482	13,518	—
Expiring 06/20/24	JPM	THB	44,485	1,253,000	1,227,611	25,389	—
Expiring 06/20/24	MSI	THB	130,015	3,663,158	3,587,872	75,286	—
				$478,704,848	$474,739,778	4,272,007	(306,937)
						$4,566,091	$(2,623,238)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	PLN	1,753	EUR	404	$2,522	$—	BOA
04/19/24	Buy	PLN	1,892	EUR	441	—	(2,709)	SSB
04/19/24	Buy	PLN	10,555	EUR	2,419	30,076	—	BOA
						$32,598	$(2,709)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	12/20/28	1.000%(Q)	500	5.297%	$(80,841)	$(319)	$(80,522)	GSI
Dominican Republic	12/20/28	1.000%(Q)	500	1.479%	(9,878)	(319)	(9,559)	GSI
Emirate of Abu Dhabi	12/20/28	1.000%(Q)	500	0.338%	14,381	(319)	14,700	GSI
Federal Republic of Nigeria	12/20/28	1.000%(Q)	500	4.769%	(72,298)	(319)	(71,979)	GSI
Federation of Malaysia	12/20/28	1.000%(Q)	750	0.387%	19,910	(478)	20,388	GSI
Federative Republic of Brazil	12/20/28	1.000%(Q)	2,250	1.246%	(22,551)	(1,434)	(21,117)	GSI
Kingdom of Bahrain	12/20/28	1.000%(Q)	500	1.795%	(16,310)	(319)	(15,991)	GSI
Kingdom of Morocco	12/20/28	1.000%(Q)	500	0.886%	2,587	(319)	2,906	GSI
Kingdom of Saudi Arabia	12/20/28	1.000%(Q)	1,000	0.478%	22,664	(637)	23,301	GSI
People’s Republic of China	12/20/28	1.000%(Q)	2,250	0.668%	32,396	(1,434)	33,830	GSI
Republic of Argentina	12/20/28	1.000%(Q)	500	26.204%	(291,206)	(319)	(290,887)	GSI
Republic of Chile	12/20/28	1.000%(Q)	1,750	0.494%	38,468	(1,116)	39,584	GSI
A60

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia	12/20/28	1.000%(Q)	1,500	1.555%	$(34,400)	$(956)	$(33,444)	GSI
Republic of Indonesia	12/20/28	1.000%(Q)	2,250	0.670%	32,271	(1,434)	33,705	GSI
Republic of Panama	12/20/28	1.000%(Q)	500	1.670%	(13,828)	(319)	(13,509)	GSI
Republic of Peru	12/20/28	1.000%(Q)	750	0.601%	13,034	(478)	13,512	GSI
Republic of Philippines	12/20/28	1.000%(Q)	750	0.575%	13,844	(478)	14,322	GSI
Republic of South Africa	12/20/28	1.000%(Q)	2,250	2.407%	(129,021)	(1,434)	(127,587)	GSI
Republic of Turkey	12/20/28	1.000%(Q)	2,250	2.850%	(167,813)	(1,434)	(166,379)	GSI
State of Qatar	12/20/28	1.000%(Q)	500	0.347%	14,190	(319)	14,509	GSI
Sultanate of Oman	12/20/28	1.000%(Q)	500	0.966%	889	(319)	1,208	GSI
United Mexican States	12/20/28	1.000%(Q)	2,250	0.835%	16,532	(1,434)	17,966	GSI
					$(616,980)	$(15,937)	$(601,043)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.40.V1	12/20/28	1.000%(Q)	25,000	$598,416	$(7,968)	$606,384	GSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$20,903	$42,627	$(21,724)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	(2,992)	5,406	(8,398)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(48,022)	(38,465)	(9,557)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	51,608	83,070	(31,462)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	34,406	54,198	(19,792)	MSI
					$55,903	$146,836	$(90,933)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)		1,840	0.171%	$4,124	$196	$3,928	GSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		240	0.101%	576	455	121	BNP
Republic of Estonia	12/20/26	1.000%(Q)		240	0.374%	3,945	1,237	2,708	JPM
Republic of Poland	06/20/24	1.000%(Q)		500	0.212%	1,073	85	988	BNP
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	385	0.047%	230	(132)	362	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	2,400	0.084%	3,346	(4,081)	7,427	BNP
						$13,294	$(2,240)	$15,534

A61

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,505	3.116%	$82,588	$113,292	$30,704
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	6,120	3.289%	426,946	451,341	24,395
					$509,534	$564,633	$55,099
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	330	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$978	$978

Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	520	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$6,813	$—	$6,813	MSI
EUR	2,868	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	48,835	—	48,835	JPM
EUR	520	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(10,508)	—	(10,508)	MSI
EUR	2,868	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(74,368)	—	(74,368)	JPM
A62

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Inflation swap agreements outstanding at March 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
1,679	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$7,103	$—	$7,103	JPM
433	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,033	—	2,033	CITI
1,679	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(11,007)	—	(11,007)	JPM
433	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(3,555)	—	(3,555)	CITI
				$(34,654)	$—	$(34,654)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,055	03/20/27	3.940%(Q)	3 Month BBSW(1)(Q)/ 4.344%	$(54)	$(2,125)	$(2,071)
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.499%	(19,904)	(18,604)	1,300
AUD	719	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.344%	(681)	293	974
AUD	457	09/18/29	3.969%(S)	6 Month BBSW(2)(S)/ 4.499%	(550)	281	831
AUD	980	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.499%	76,222	(61,600)	(137,822)
AUD	185	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.499%	(14,872)	(14,351)	521
AUD	230	09/18/34	4.250%(S)	6 Month BBSW(2)(S)/ 4.499%	(554)	338	892
AUD	551	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.499%	(623)	489	1,112
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.499%	(20,797)	(20,534)	263
BRL	641	01/02/29	10.247%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(1,537)	(1,537)
BRL	603	01/02/29	10.265%(T)	1 Day BROIS(2)(T)/ 0.040%	—	1,609	1,609
CAD	250	12/03/24	4.450%(S)	1 Day CORRA(2)(S)/ 5.050%	(238)	(804)	(566)
CAD	440	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.295%	11,315	(17,240)	(28,555)
CAD	642	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 5.050%	1,342	404	(938)
CAD	845	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 5.050%	2,865	1,007	(1,858)
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 5.050%	2,155	(3,196)	(5,351)
CAD	765	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.050%	(825)	(1,451)	(626)
CAD	315	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 5.050%	(60)	(1,674)	(1,614)
CAD	200	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 5.050%	1,348	602	(746)
CAD	472	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 5.050%	(1,207)	(523)	684
CAD	470	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.295%	39,510	(53,300)	(92,810)
CAD	1,120	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.295%	115,448	(144,281)	(259,729)
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.050%	(1,376)	(1,239)	137
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.464%	—	(94,227)	(94,227)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.464%	—	19,637	19,637
CHF	350	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.464%	—	4,068	4,068
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 7.250%	—	(10,366)	(10,366)
CLP	440,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(1,664)	(1,664)
CLP	204,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(6,613)	(6,613)
CLP	419,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(13,053)	(13,053)
CLP	140,087	06/21/34	5.106%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	369	369
CNH	18,085	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	4,304	10,041	5,737
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	(167)	122,407	122,574
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	58,262	58,262
CNH	26,190	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	55,502	79,063	23,561
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	15,704	15,704
CNH	70,001	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	3,315	5,687	2,372
A63

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	6,522	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$3,008	$7,091	$4,083
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 11.390%	—	(21,716)	(21,716)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 5.230%	—	(41,107)	(41,107)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.927%	(18,200)	(40,779)	(22,579)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(1,422,338)	(1,422,338)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(760,682)	(760,682)
EUR	434	06/17/29	2.438%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(20)	1,390	1,410
EUR	280	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(546)	204	750
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	51,758	51,758
EUR	390	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.899%	—	(4,456)	(4,456)
EUR	1,308	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(804)	(13,220)	(12,416)
EUR	132	09/18/34	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(218)	526	744
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	(49,589)	(49,589)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	144,946	144,946
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(151,619)	(151,619)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	340,175	340,175
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(356,619)	(356,619)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(689,788)	(689,788)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	115,450	115,450
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(122,523)	(122,523)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.851%	796	(52,151)	(52,947)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	(474)	51,775	52,249
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(50,389)	(51,129)	(740)
EUR	210	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(291)	(5,088)	(4,797)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(271,106)	(297,016)	(25,910)
EUR	460	03/16/54	2.090%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(1,693)	(6,916)	(5,223)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(65,128)	230,954	296,082
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(79,656)	746,059	825,715
GBP	1,430	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.191%	153,312	222,033	68,721
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	389,270	429,421	40,151
GBP	1,985	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.191%	(232,581)	(396,321)	(163,740)
GBP	393	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.191%	81	(1,790)	(1,871)
GBP	494	06/19/29	3.813%(A)	1 Day SONIA(1)(A)/ 5.191%	1	(2,622)	(2,623)
GBP	2,690	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.191%	(520,808)	(598,504)	(77,696)
GBP	7,270	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(560,185)	1,742,874	2,303,059
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(13,710)	142,642	156,352
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.191%	(856,753)	(1,137,935)	(281,182)
GBP	1,234	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.191%	5,516	17,736	12,220
GBP	250	05/08/34	1.200%(A)	1 Day SONIA(2)(A)/ 5.191%	(69,401)	(75,583)	(6,182)
GBP	127	06/19/34	3.719%(A)	1 Day SONIA(1)(A)/ 5.191%	26	(1,313)	(1,339)
GBP	298	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.191%	(211)	422	633
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.191%	1,083,383	1,244,226	160,843
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.191%	(825,039)	(1,099,165)	(274,126)
GBP	1,240	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	171,333	(539,670)	(711,003)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	57,189	473,171	415,982
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	310,954	303,320	(7,634)
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	667,982	(1,983,140)	(2,651,122)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	44,587	176,258	131,671
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 7.580%	—	(58,953)	(58,953)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.350%	—	(62,582)	(62,582)
JPY	395,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(1,154)	(1,473)	(319)
JPY	225,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.074%	—	513	513
JPY	225,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(4,652)	(6,547)	(1,895)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(8,164)	(9,201)	(1,037)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.074%	15,106	14,748	(358)
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(83,993)	(93,119)	(9,126)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(5,817)	(5,817)
JPY	61,359	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.074%	(201)	94	295
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.074%	28,861	22,958	(5,903)
A64

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	597,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.074%	$9,582	$(186,957)	$(196,539)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.074%	6,247	7,192	945
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.074%	(4,473)	(6,121)	(1,648)
JPY	18,917	06/19/34	1.094%(A)	1 Day TONAR(2)(A)/ 0.074%	(12)	2,646	2,658
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.074%	6,323	(157,302)	(163,625)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.074%	(22,888)	(19,064)	3,824
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.074%	9,634	(360,344)	(369,978)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.074%	(18,764)	(16,814)	1,950
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.074%	9,221	(97,626)	(106,847)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(42,111)	(39,167)	2,944
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(45,567)	(41,127)	4,440
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	37,743	(494,188)	(531,931)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.074%	74,035	93,205	19,170
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.074%	—	13,337	13,337
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	2,024	2,024
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(518)	(518)
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(195,275)	(195,275)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(7,349)	(4,329)	3,020
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	2,911	2,911
MXN	5,210	05/18/27	8.700%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	4,467	4,441	(26)
MXN	19,550	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	(36)	(94,819)	(94,783)
MXN	2,003	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(3,324)	(3,324)
MXN	1,929	12/13/28	8.900%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(58)	(58)
MXN	8,540	05/15/29	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	9,264	9,529	265
MXN	3,551	06/13/29	8.485%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(1,771)	(1,771)
MXN	1,099	12/07/33	9.730%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	4,234	4,234
MXN	1,180	03/08/34	8.325%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(2,121)	(2,121)
MXN	8,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	12,877	11,948	(929)
MXN	1,407	06/07/34	8.495%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(975)	(975)
MXN	1,446	06/07/34	8.516%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(883)	(883)
NOK	5,021	03/18/29	3.938%(A)	6 Month NIBOR(1)(S)/ 4.870%	136	(4,755)	(4,891)
NOK	22,596	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.870%	5,757	(12,398)	(18,155)
NOK	3,198	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.870%	(560)	(2,520)	(1,960)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.870%	—	(26,480)	(26,480)
NOK	2,459	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.870%	229	3,429	3,200
NOK	1,585	06/19/34	3.688%(A)	6 Month NIBOR(1)(S)/ 4.870%	262	(6)	(268)
NZD	1,053	06/19/29	4.563%(S)	3 Month BBR(2)(Q)/ 5.635%	(7,807)	(9,400)	(1,593)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.635%	—	(65,379)	(65,379)
NZD	599	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.635%	(842)	2,800	3,642
NZD	2,011	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.635%	(2,866)	(6,958)	(4,092)
NZD	251	06/19/34	4.656%(S)	3 Month BBR(2)(Q)/ 5.635%	(742)	3,830	4,572
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.860%	—	(74,866)	(74,866)
SEK	22,007	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 4.025%	(8,222)	7,939	16,161
SEK	4,861	06/17/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(108)	403	511
SEK	3,133	06/19/29	2.469%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(2,654)	(2,446)	208
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 4.025%	—	(53,539)	(53,539)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.685%	(1,888)	(56,070)	(54,182)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.491%	—	(44,254)	(44,254)
A65

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.620%	$—	$13,383	$13,383
	19,385	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(5,787)	(5,787)
	41,570	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(53,788)	(53,788)
	115,635	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(35,311)	(35,311)
	17,880	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.340%	—	21,987	21,987
	12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(19,663)	(19,663)
	16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	1,904	1,904
	43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(3,835)	(3,835)
	40,260	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	162,101	162,101
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	1,566	(32,267)	(33,833)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(12,636)	(12,636)
	695	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.340%	(287)	(453)	(166)
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.340%	—	460,808	460,808
	1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(17,766)	(17,766)
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(6,492)	(6,492)
	478	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.340%	(683)	(1,510)	(827)
	636	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.340%	(79)	(2,702)	(2,623)
	153	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.340%	413	(777)	(1,190)
	2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(37,072)	(37,072)
	641	03/16/54	3.340%(A)	1 Day SOFR(2)(A)/ 5.340%	(771)	4,109	4,880
					$(463,507)	$(5,305,601)	$(4,842,094)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$3,687	$—	$3,687	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	2,055	—	2,055	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(39,286)	(69)	(39,217)	HSBC
					$(33,544)	$(69)	$(33,475)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(21,066)	$(78,266)	$—	$(78,266)
U.S. Treasury Bond(T)	1 Day USOIS -22bps(T)/ 5.110%	JPM	06/07/24	2,850	15,667	—	15,667
					$(62,599)	$—	$(62,599)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A66

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A67